UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	September 30

Date of reporting period:	March 31, 2010

Item 1. Reports to Stockholders

Fidelity Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85%

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Asset Manager 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,044.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,043.70	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.65%
Actual		$ 1,000.00	$ 1,040.10	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,040.40	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,046.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,045.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,053.60	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.80	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,050.00	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,051.20	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,063.30	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,061.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,060.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,059.40	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,070.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,069.50	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.10	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.75%
Actual		$ 1,000.00	$ 1,067.20	$ 9.02
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.72%
Actual		$ 1,000.00	$ 1,072.50	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,072.20	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,078.50	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,076.60	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,073.90	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,073.30	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,083.90	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class T	1.38%
Actual		$ 1,000.00	$ 1,082.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.94
Class B	1.92%
Actual		$ 1,000.00	$ 1,079.60	$ 9.95
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.84%
Actual		$ 1,000.00	$ 1,080.50	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,085.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,085.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,093.90	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,092.40	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.94%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,089.30	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,094.60	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,094.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	14.3
Fannie Mae	12.5	15.7
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.3	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.6%	U.S. Government and U.S. Government Agency Obligations 32.8%
AAA,AA,A 10.3%	AAA,AA,A 12.4%
BBB 8.0%	BBB 10.7%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 20.6%	Equities 21.0%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 16.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Microsoft Corp.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.3
General Electric Co.	0.2	0.1
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 21.4%	Stock Class and Equity Futures 20.9%
Bond Class 53.8%	Bond Class 58.4%
Short-Term Class 24.8%	Short-Term Class 20.7%
* Includes Commodities & Related Investments of 1.0%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.9
Fidelity Information Technology Central Fund	2.7
Fidelity Financials Central Fund	2.4
Fidelity Health Care Central Fund	1.9
Fidelity Industrials Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Energy Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	0.8
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.7
Total Fixed-Income Central Funds	54.7
Money Market Central Funds	23.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 11.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,598,768	$ 26,975,209
Fidelity Consumer Discretionary Central Fund (b)	403,313	44,082,155
Fidelity Consumer Staples Central Fund (b)	333,640	41,267,909
Fidelity Emerging Markets Equity Central Fund (b)	111,249	21,222,971
Fidelity Energy Central Fund (b)	421,908	44,097,859
Fidelity Financials Central Fund (b)	1,033,835	66,372,209
Fidelity Health Care Central Fund (b)	460,048	53,190,758
Fidelity Industrials Central Fund (b)	400,986	48,583,504
Fidelity Information Technology Central Fund (b)	524,096	74,206,687
Fidelity International Equity Central Fund (b)	2,057,287	137,632,489
Fidelity Materials Central Fund (b)	113,106	16,184,285
Fidelity Telecom Services Central Fund (b)	109,753	11,649,168
Fidelity Utilities Central Fund (b)	164,225	14,844,312
TOTAL EQUITY CENTRAL FUNDS (Cost $583,277,841)		600,309,515
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	343,278	33,136,619
Fidelity High Income Central Fund 1 (b)	1,127,356	105,159,747
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,296,366
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Tactical Income Central Fund (b)	14,262,869	1,379,932,592
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,510,735,229)		1,518,228,958
Money Market Central Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	33,637,584	$ 33,637,584
Fidelity Money Market Central Fund, 0.35% (a)	625,550,134	625,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $659,187,718)		659,187,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,753,200,788)		2,777,726,191
NET OTHER ASSETS - 0.0%		246,813
NET ASSETS - 100%		$ 2,777,973,004
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,872
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	253,508
Fidelity Consumer Staples Central Fund	441,537
Fidelity Emerging Markets Equity Central Fund	30,793
Fidelity Energy Central Fund	193,596
Fidelity Financials Central Fund	211,931
Fidelity Floating Rate Central Fund	554,092
Fidelity Health Care Central Fund	200,880
Fidelity High Income Central Fund 1	3,850,694
Fidelity Industrials Central Fund	279,807
Fidelity Information Technology Central Fund	131,920
Fidelity International Equity Central Fund	715,701
Fidelity Materials Central Fund	118,432
Fidelity Money Market Central Fund	1,027,669
Fund	Income earned
Fidelity Tactical Income Central Fund	$ 26,310,996
Fidelity Telecom Services Central Fund	186,622
Fidelity Utilities Central Fund	234,078
Total	$ 34,802,885
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 26,996,735	$ 187,207	$ 26,975,209	14.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	3,602,261	10,929,865	44,082,155	8.1%
Fidelity Consumer Staples Central Fund	45,057,822	3,741,768	10,524,824	41,267,909	7.8%
Fidelity Emerging Markets Equity Central Fund	-	19,778,422	188,065	21,222,971	5.8%
Fidelity Energy Central Fund	54,207,979	3,898,138	15,538,488	44,097,859	7.8%
Fidelity Financials Central Fund	73,751,990	5,336,502	18,373,289	66,372,209	7.8%
Fidelity Floating Rate Central Fund	26,813,071	4,565,756	61,874	33,136,619	1.2%
Fidelity Health Care Central Fund	61,659,926	4,354,176	19,345,240	53,190,758	7.9%
Fidelity High Income Central Fund 1	92,773,272	7,499,998	279,145	105,159,747	18.7%
Fidelity Industrials Central Fund	52,695,777	3,860,434	15,275,906	48,583,504	8.0%
Fidelity Information Technology Central Fund	89,102,247	6,241,631	30,624,038	74,206,687	7.6%
Fidelity International Equity Central Fund	26,661,977	105,314,333	768,852	137,632,489	8.2%
Fidelity Materials Central Fund	20,193,264	1,364,981	7,000,683	16,184,285	8.1%
Fidelity Tactical Income Central Fund	1,291,110,352	205,052,595	145,384,007	1,379,932,592	31.4%
Fidelity Telecom Services Central Fund	15,219,399	1,087,524	5,261,895	11,649,168	8.0%
Fidelity Utilities Central Fund	16,532,066	1,465,606	3,435,045	14,844,312	8.0%
Total	$ 1,910,454,493	$ 404,160,860	$ 283,178,423	$ 2,118,538,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.0%
Japan	1.1%
Others (Individually Less Than 1%)	7.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $2,753,200,788) - See accompanying schedule:		$ 2,777,726,191
Receivable for investments sold		1,060,084
Receivable for fund shares sold		6,929,093
Distributions receivable from Fidelity Central Funds		5,919,831
Prepaid expenses		3,928
Receivable from investment adviser for expense reductions		25
Other receivables		21,925
Total assets		2,791,661,077

Liabilities
Payable for investments purchased	$ 7,689,069
Payable for fund shares redeemed	4,701,956
Accrued management fee	947,880
Distribution fees payable	24,863
Other affiliated payables	300,974
Other payables and accrued expenses	23,331
Total liabilities		13,688,073

Net Assets		$ 2,777,973,004
Net Assets consist of:
Paid in capital		$ 2,830,694,194
Undistributed net investment income		6,174,277
Accumulated undistributed net realized gain (loss) on investments		(83,420,870)
Net unrealized appreciation (depreciation) on investments		24,525,403
Net Assets		$ 2,777,973,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,041,108 ÷ 2,212,588 shares)		$ 12.22

Maximum offering price per share (100/94.25 of $12.22)		$ 12.97
Class T: Net Asset Value and redemption price per share ($13,483,792 ÷ 1,105,183 shares)		$ 12.20

Maximum offering price per share (100/96.50 of $12.20)		$ 12.64
Class B: Net Asset Value and offering price per share ($3,466,988 ÷ 284,539 shares)A		$ 12.18

Class C: Net Asset Value and offering price per share ($13,451,550 ÷ 1,105,290 shares)A		$ 12.17

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,717,232,972 ÷ 222,044,268 shares)		$ 12.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,296,594 ÷ 269,445 shares)		$ 12.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fund Name
Financial Statements - continued

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 9
Income from Fidelity Central Funds		34,802,885
Total income		34,802,894

Expenses
Management fee	$ 5,341,606
Transfer agent fees	1,334,877
Distribution fees	134,671
Accounting fees and expenses	414,894
Custodian fees and expenses	2,501
Independent trustees' compensation	4,183
Registration fees	96,927
Audit	20,878
Legal	8,578
Miscellaneous	19,997
Total expenses before reductions	7,379,112
Expense reductions	(77,770)	7,301,342
Net investment income (loss)		27,501,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	955,461
Fidelity Central Funds	19,188,280
Capital gain distributions from Fidelity Central Funds	88,110
Total net realized gain (loss)		20,231,851
Change in net unrealized appreciation (depreciation) on investment securities		67,913,261
Net gain (loss)		88,145,112
Net increase (decrease) in net assets resulting from operations		$ 115,646,664

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,501,552	$ 65,126,858
Net realized gain (loss)	20,231,851	(30,879,729)
Change in net unrealized appreciation (depreciation)	67,913,261	107,713,614
Net increase (decrease) in net assets resulting from operations	115,646,664	141,960,743
Distributions to shareholders from net investment income	(24,559,028)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,161)	-
Total distributions	(25,622,189)	(71,793,201)
Share transactions - net increase (decrease)	333,138,312	(1,051,686)
Total increase (decrease) in net assets	423,162,787	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,174,277 and undistributed net investment income of $3,231,753, respectively)	$ 2,777,973,004	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.11	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.48	(1.27)	.40
Total from investment operations	.53	.81	(.88)	.88
Distributions from net investment income	(.10)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.11) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.22	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	4.48%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.83% A	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.83% A	.87%	.86%	.87% A
Expenses net of all reductions	.83% A	.87%	.86%	.87% A
Net investment income (loss)	1.88% A	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,041	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.45
Net realized and unrealized gain (loss)	.41	.48	(1.28)	.40
Total from investment operations	.51	.78	(.92)	.85
Distributions from net investment income	(.09)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.09) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.20	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	4.37%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09% A	1.11%	1.12%	1.11% A
Net investment income (loss)	1.62% A	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,484	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.06	.24	.29	.39
Net realized and unrealized gain (loss)	.41	.49	(1.27)	.38
Total from investment operations	.47	.73	(.98)	.77
Distributions from net investment income	(.06)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.18	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	4.01%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.65%	1.66%	1.65% A
Net investment income (loss)	1.07% A	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,467	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.24	.29	.39
Net realized and unrealized gain (loss)	.40	.49	(1.26)	.38
Total from investment operations	.47	.73	(.97)	.77
Distributions from net investment income	(.06)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.17	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	4.04%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.61% A	1.63%	1.64%	1.64% A
Net investment income (loss)	1.10% A	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,452	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.13	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.41	.50	(1.28)	.38	.39	.74
Total from investment operations	.54	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)	-
Total distributions	(.12) H	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 12.24	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return B,C	4.62%	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.56% A	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	2.15% A	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,717,233	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate E	30% A	16%	5%	6%	81% G	81% G

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. G Portfolio turnover rate excludes securities received or delivered in-kind. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.13	.36	.42	.53
Net realized and unrealized gain (loss)	.40	.50	(1.27)	.38
Total from investment operations	.53	.86	(.85)	.91
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.23	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	4.54%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.54% A	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.54% A	.56%	.57%	.59% A
Expenses net of all reductions	.54% A	.56%	.56%	.59% A
Net investment income (loss)	2.17% A	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,297	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	13.8
Fannie Mae	12.5	15.2
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.4	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	33.0
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.7%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 10.3%	AAA,AA,A 11.5%
BBB 8.1%	BBB 10.5%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 29.9%	Equities 30.3%
Short-Term Investments and Net Other Assets 12.6%	Short-Term Investments and Net Other Assets 9.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Microsoft Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.4
General Electric Co.	0.2	0.1
	1.6
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 31.0%	Stock Class and Equity Futures 30.3%
Bond Class 54.0%	Bond Class 56.6%
Short-Term Class 15.0%	Short-Term Class 13.1%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Information Technology Central Fund	4.0
Fidelity Financials Central Fund	3.6
Fidelity Health Care Central Fund	2.8
Fidelity Industrials Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.3
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.8
Total Fixed-Income Central Funds	54.8
Money Market Central Funds	13.7
Net Other Assets	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	94,063	$ 976,374
Fidelity Consumer Discretionary Central Fund (b)	21,109	2,307,228
Fidelity Consumer Staples Central Fund (b)	18,159	2,246,111
Fidelity Emerging Markets Equity Central Fund (b)	7,224	1,378,166
Fidelity Energy Central Fund (b)	22,273	2,327,997
Fidelity Financials Central Fund (b)	58,462	3,753,271
Fidelity Health Care Central Fund (b)	24,669	2,852,207
Fidelity Industrials Central Fund (b)	20,738	2,512,608
Fidelity Information Technology Central Fund (b)	28,909	4,093,259
Fidelity International Equity Central Fund (b)	113,432	7,588,572
Fidelity Materials Central Fund (b)	5,919	847,004
Fidelity Telecom Services Central Fund (b)	5,633	597,906
Fidelity Utilities Central Fund (b)	8,833	798,434
TOTAL EQUITY CENTRAL FUNDS (Cost $30,866,838)		32,279,137
Fixed-Income Central Funds - 54.8%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	12,672	1,223,239
Fidelity High Income Central Fund 1 (b)	41,903	3,908,725
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,131,964
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Tactical Income Central Fund (b)	531,881	51,459,452
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,390,924)		56,591,416
Money Market Central Funds - 13.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	4,203,151	$ 4,203,151
Fidelity Money Market Central Fund, 0.35% (a)	9,900,000	9,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,103,151)		14,103,151
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $99,360,913)		102,973,704
NET OTHER ASSETS - 0.3%		325,855
NET ASSETS - 100%		$ 103,299,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,951
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	12,427
Fidelity Consumer Staples Central Fund	22,280
Fidelity Emerging Markets Equity Central Fund	1,684
Fidelity Energy Central Fund	9,993
Fidelity Financials Central Fund	10,846
Fidelity Floating Rate Central Fund	19,474
Fidelity Health Care Central Fund	10,016
Fidelity High Income Central Fund 1	129,647
Fidelity Industrials Central Fund	13,618
Fidelity Information Technology Central Fund	6,637
Fidelity International Equity Central Fund	35,768
Fidelity Materials Central Fund	5,632
Fidelity Money Market Central Fund	14,469
Fidelity Tactical Income Central Fund	875,600
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 9,306
Fidelity Utilities Central Fund	11,569
Total	$ 1,193,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 975,811	$ 505	$ 976,374	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	496,394	676,938	2,307,228	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	599,442	627,624	2,246,111	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,274,966	751	1,378,166	0.4%
Fidelity Energy Central Fund	2,396,832	833,769	989,703	2,327,997	0.4%
Fidelity Financials Central Fund	3,391,587	1,106,152	1,064,939	3,753,271	0.4%
Fidelity Floating Rate Central Fund	855,694	302,629	665	1,223,239	0.0%
Fidelity Health Care Central Fund	2,790,440	628,664	884,643	2,852,207	0.4%
Fidelity High Income Central Fund 1	2,726,495	1,011,398	2,165	3,908,725	0.7%
Fidelity Industrials Central Fund	2,346,736	538,236	734,854	2,512,608	0.4%
Fidelity Information Technology Central Fund	3,965,785	960,177	1,291,174	4,093,259	0.4%
Fidelity International Equity Central Fund	713,202	6,648,943	87,583	7,588,572	0.5%
Fidelity Materials Central Fund	822,400	190,747	248,708	847,004	0.4%
Fidelity Tactical Income Central Fund	37,975,333	14,538,491	2,012,258	51,459,452	1.2%
Fidelity Telecom Services Central Fund	608,687	136,476	175,244	597,906	0.4%
Fidelity Utilities Central Fund	808,087	214,584	236,041	798,434	0.4%
Total	$ 63,678,345	$ 30,456,879	$ 9,033,795	$ 88,870,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
United Kingdom	2.6%
Japan	1.6%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $99,360,913) - See accompanying schedule:		$ 102,973,704
Receivable for investments sold		33,137
Receivable for fund shares sold		622,095
Distributions receivable from Fidelity Central Funds		190,104
Prepaid expenses		107
Other receivables		1,029
Total assets		103,820,176

Liabilities
Payable for investments purchased	$ 307,678
Payable for fund shares redeemed	132,172
Accrued management fee	38,305
Distribution fees payable	7,673
Other affiliated payables	11,376
Other payables and accrued expenses	23,413
Total liabilities		520,617

Net Assets		$ 103,299,559
Net Assets consist of:
Paid in capital		$ 98,719,261
Undistributed net investment income		193,542
Accumulated undistributed net realized gain (loss) on investments		773,965
Net unrealized appreciation (depreciation) on investments		3,612,791
Net Assets		$ 103,299,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,035,189 ÷ 642,546 shares)		$ 9.39

Maximum offering price per share (100/94.25 of $9.39)		$ 9.96
Class T: Net Asset Value and redemption price per share ($5,397,619 ÷ 575,055 shares)		$ 9.39

Maximum offering price per share (100/96.50 of $9.39)		$ 9.73
Class B: Net Asset Value and offering price per share ($1,061,904 ÷ 113,181 shares)A		$ 9.38

Class C: Net Asset Value and offering price per share ($4,122,038 ÷ 440,014 shares)A		$ 9.37

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($85,647,159 ÷ 9,113,072 shares)		$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,035,650 ÷ 110,202 shares)		$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 1,193,314

Expenses
Management fee	$ 181,812
Transfer agent fees	44,943
Distribution fees	36,161
Accounting fees and expenses	18,133
Custodian fees and expenses	2,441
Independent trustees' compensation	133
Registration fees	36,857
Audit	25,045
Legal	227
Miscellaneous	977
Total expenses before reductions	346,729
Expense reductions	(30,448)	316,281
Net investment income (loss)		877,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,397
Fidelity Central Funds	1,763,907
Capital gain distributions from Fidelity Central Funds	980
Total net realized gain (loss)		1,806,284
Change in net unrealized appreciation (depreciation) on investment securities		2,005,219
Net gain (loss)		3,811,503
Net increase (decrease) in net assets resulting from operations		$ 4,688,536

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 877,033	$ 1,179,609
Net realized gain (loss)	1,806,284	7,974
Change in net unrealized appreciation (depreciation)	2,005,219	4,625,475
Net increase (decrease) in net assets resulting from operations	4,688,536	5,813,058
Distributions to shareholders from net investment income	(841,130)	(1,165,886)
Distributions to shareholders from net realized gain	(414,379)	-
Total distributions	(1,255,509)	(1,165,886)
Share transactions - net increase (decrease)	28,128,551	36,657,851
Total increase (decrease) in net assets	31,561,578	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $193,542 and undistributed net investment income of $157,639, respectively)	$ 103,299,559	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.22	.24
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.48	.62	(1.15)
Distributions from net investment income	(.09)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.13) I	(.24)	(.19)
Net asset value, end of period	$ 9.39	$ 9.04	$ 8.66
Total Return B,C,D	5.36%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.99% A	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.98% A
Net investment income (loss)	1.84% A	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 4,305	$ 1,159
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22
Net realized and unrealized gain (loss)	.41	.40	(1.40)
Total from investment operations	.48	.60	(1.18)
Distributions from net investment income	(.08)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.12) I	(.22)	(.17)
Net asset value, end of period	$ 9.39	$ 9.03	$ 8.65
Total Return B,C,D	5.38%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.20% A
Expenses net of all reductions	1.15% A	1.14%	1.20% A
Net investment income (loss)	1.59% A	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,398	$ 2,181	$ 1,074
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.45	.56	(1.22)
Distributions from net investment income	(.05)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.13)
Net asset value, end of period	$ 9.38	$ 9.03	$ 8.65
Total Return B,C,D	5.00%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.65%	1.73% A
Net investment income (loss)	1.09% A	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,062	$ 773	$ 480
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.41	.39	(1.39)
Total from investment operations	.46	.55	(1.22)
Distributions from net investment income	(.05)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.14)
Net asset value, end of period	$ 9.37	$ 9.01	$ 8.64
Total Return B,C,D	5.12%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.65% A	1.64%	1.70% A
Net investment income (loss)	1.09% A	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,122	$ 2,499	$ 1,495
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.90%	1.24% A
Expenses net of fee waivers, if any	.65% A	.65%	.73% A
Expenses net of all reductions	.64% A	.65%	.72% A
Net investment income (loss)	2.09% A	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,647	$ 61,207	$ 26,016
Portfolio turnover rate E	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.65%	.75% A
Expenses net of all reductions	.64% A	.65%	.75% A
Net investment income (loss)	2.09% A	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036	$ 773	$ 209
Portfolio turnover rate E	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	12.0
Fannie Mae	11.1	13.2
Freddie Mac	1.7	1.9
Government National Mortgage Association	1.2	0.5
Morgan Stanley Capital I Trust	0.5	0.4
	29.2
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 28.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 9.3%	AAA,AA,A 10.0%
BBB 7.0%	BBB 9.1%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.6%	Not Rated 0.2%
Equities 39.2%	Equities 40.4%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Microsoft Corp.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
General Electric Co.	0.3	0.1
	2.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 40.3%	Stock Class and Equity Futures 40.3%
Bond Class 48.3%	Bond Class 49.7%
Short-Term Class 11.4%	Short-Term Class 10.0%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.5
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	5.1
Fidelity Health Care Central Fund	3.6
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.9
Fidelity Consumer Discretionary Central Fund	2.8
Fidelity Emerging Markets Equity Central Fund	1.9
Fidelity Materials Central Fund	1.0
Fidelity Utilities Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Total Equity Central Funds	40.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	44.0
Total Fixed-Income Central Funds	48.9
Money Market Central Funds	9.6
Net Other Assets	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 18.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	60,872	$ 631,852
Fidelity Consumer Discretionary Central Fund (b)	17,731	1,938,033
Fidelity Consumer Staples Central Fund (b)	16,063	1,986,858
Fidelity Emerging Markets Equity Central Fund (b)	6,939	1,323,763
Fidelity Energy Central Fund (b)	19,554	2,043,825
Fidelity Financials Central Fund (b)	53,994	3,466,396
Fidelity Health Care Central Fund (b)	21,148	2,445,182
Fidelity Industrials Central Fund (b)	17,897	2,168,388
Fidelity Information Technology Central Fund (b)	24,696	3,496,760
Fidelity International Equity Central Fund (b)	97,509	6,523,356
Fidelity Materials Central Fund (b)	5,001	715,607
Fidelity Telecom Services Central Fund (b)	4,799	509,366
Fidelity Utilities Central Fund (b)	7,641	690,677
TOTAL EQUITY CENTRAL FUNDS (Cost $26,842,914)		27,940,063
Fixed-Income Central Funds - 48.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	8,525	822,900
Fidelity High Income Central Fund 1 (b)	27,684	2,582,321
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,405,221
Investment Grade Fixed-Income Funds - 44.0%
Fidelity Tactical Income Central Fund (b)	312,212	30,206,498
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $32,360,003)		33,611,719
Money Market Central Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	2,737,649	$ 2,737,649
Fidelity Money Market Central Fund, 0.35% (a)	3,900,000	3,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $6,637,649)		6,637,649
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $65,840,566)		68,189,431
NET OTHER ASSETS - 0.8%		524,341
NET ASSETS - 100%		$ 68,713,772
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,233
Fidelity Commodity Strategy Central Fund	247
Fidelity Consumer Discretionary Central Fund	10,313
Fidelity Consumer Staples Central Fund	18,807
Fidelity Emerging Markets Equity Central Fund	1,584
Fidelity Energy Central Fund	8,423
Fidelity Financials Central Fund	9,222
Fidelity Floating Rate Central Fund	12,465
Fidelity Health Care Central Fund	8,397
Fidelity High Income Central Fund 1	82,774
Fidelity Industrials Central Fund	11,427
Fidelity Information Technology Central Fund	5,602
Fidelity International Equity Central Fund	30,600
Fidelity Materials Central Fund	4,631
Fidelity Money Market Central Fund	5,661
Fidelity Tactical Income Central Fund	491,354
Fidelity Telecom Services Central Fund	7,693
Fund	Income earned
Fidelity Utilities Central Fund	$ 9,733
Total	$ 721,166
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 635,995	$ 5,474	$ 631,852	0.3%
Fidelity Consumer Discretionary Central Fund	1,624,457	456,241	430,717	1,938,033	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	597,197	346,593	1,986,858	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	918,753	151,952	1,323,763	0.4%
Fidelity Energy Central Fund	1,817,976	709,846	570,425	2,043,825	0.4%
Fidelity Financials Central Fund	2,548,251	1,187,114	567,848	3,466,396	0.4%
Fidelity Floating Rate Central Fund	543,882	243,198	6,574	822,900	0.0%
Fidelity Health Care Central Fund	2,107,215	567,028	506,297	2,445,182	0.4%
Fidelity High Income Central Fund 1	1,698,998	792,935	20,802	2,582,321	0.5%
Fidelity Industrials Central Fund	1,766,313	508,998	424,139	2,168,388	0.4%
Fidelity Information Technology Central Fund	2,988,886	860,931	763,487	3,496,760	0.4%
Fidelity International Equity Central Fund	1,791,219	4,713,133	232,721	6,523,356	0.4%
Fidelity Materials Central Fund	624,751	163,009	144,867	715,607	0.4%
Fidelity Tactical Income Central Fund	20,638,811	10,549,186	1,521,143	30,206,498	0.7%
Fidelity Telecom Services Central Fund	458,806	121,683	95,789	509,366	0.3%
Fidelity Utilities Central Fund	616,276	202,593	139,825	690,677	0.4%
Total	$ 41,278,643	$ 23,227,840	$ 5,928,653	$ 61,551,782
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	3.0%
Japan	2.2%
Switzerland	1.1%
France	1.0%
Canada	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $65,840,566) - See accompanying schedule:		$ 68,189,431
Receivable for investments sold		17,367
Receivable for fund shares sold		784,004
Distributions receivable from Fidelity Central Funds		111,348
Prepaid expenses		67
Other receivables		891
Total assets		69,103,108

Liabilities
Payable for investments purchased	$ 251,636
Payable for fund shares redeemed	78,160
Accrued management fee	23,795
Distribution fees payable	4,348
Other affiliated payables	7,985
Other payables and accrued expenses	23,412
Total liabilities		389,336

Net Assets		$ 68,713,772
Net Assets consist of:
Paid in capital		$ 65,100,439
Undistributed net investment income		242,574
Accumulated undistributed net realized gain (loss) on investments		1,021,894
Net unrealized appreciation (depreciation) on investments		2,348,865
Net Assets		$ 68,713,772

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,764,404 ÷ 517,655 shares)		$ 9.20

Maximum offering price per share (100/94.25 of $9.20)		$ 9.76
Class T: Net Asset Value and redemption price per share ($2,245,627 ÷ 244,276 shares)		$ 9.19

Maximum offering price per share (100/96.50 of $9.19)		$ 9.52
Class B: Net Asset Value and offering price per share ($1,173,433 ÷ 127,728 shares)A		$ 9.19

Class C: Net Asset Value and offering price per share ($1,988,221 ÷ 216,380 shares)A		$ 9.19

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($57,572,780 ÷ 6,254,345 shares)		$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($969,307 ÷ 105,292 shares)		$ 9.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 5
Income from Fidelity Central Funds		721,166
Total income		721,171

Expenses
Management fee	$ 116,345
Transfer agent fees	31,999
Distribution fees	23,818
Accounting fees and expenses	11,604
Custodian fees and expenses	2,441
Independent trustees' compensation	85
Registration fees	33,660
Audit	25,045
Legal	144
Miscellaneous	852
Total expenses before reductions	245,993
Expense reductions	(43,665)	202,328
Net investment income (loss)		518,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,812
Fidelity Central Funds	1,179,418
Capital gain distributions from Fidelity Central Funds	380
Total net realized gain (loss)		1,204,610
Change in net unrealized appreciation (depreciation) on investment securities		1,794,535
Net gain (loss)		2,999,145
Net increase (decrease) in net assets resulting from operations		$ 3,517,988

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 518,843	$ 733,859
Net realized gain (loss)	1,204,610	80,985
Change in net unrealized appreciation (depreciation)	1,794,535	3,304,055
Net increase (decrease) in net assets resulting from operations	3,517,988	4,118,899
Distributions to shareholders from net investment income	(533,107)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(718,265)	(608,662)
Share transactions - net increase (decrease)	21,042,720	22,459,047
Total increase (decrease) in net assets	23,842,443	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $242,574 and undistributed net investment income of $256,838, respectively)	$ 68,713,772	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.20	.23
Net realized and unrealized gain (loss)	.47	.34	(1.66)
Total from investment operations	.55	.54	(1.43)
Distributions from net investment income	(.09)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.19)	(.15)
Net asset value, end of period	$ 9.20	$ 8.77	$ 8.42
Total Return B,C,D	6.33%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	1.00% A
Expenses net of all reductions	.89% A	.90%	1.00% A
Net investment income (loss)	1.69% A	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,764	$ 2,921	$ 2,033
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.18	.21
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.54	.53	(1.45)
Distributions from net investment income	(.08)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.18)	(.14)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	6.19%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.15%	1.25% A
Net investment income (loss)	1.44% A	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,246	$ 2,089	$ 1,840
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.52	.49	(1.50)
Distributions from net investment income	(.05)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08)	(.14)	(.10)
Net asset value, end of period	$ 9.19	$ 8.75	$ 8.40
Total Return B,C,D	6.04%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.65%	1.77% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 1,263	$ 1,378
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.52	.48	(1.49)
Distributions from net investment income	(.06)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.13)	(.10)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	5.94%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.65%	1.76% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,988	$ 1,469	$ 1,384
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.05%	1.68% A
Expenses net of fee waivers, if any	.65% A	.65%	.72% A
Expenses net of all reductions	.64% A	.64%	.72% A
Net investment income (loss)	1.94% A	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,573	$ 36,198	$ 10,929
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.76% A
Expenses net of all reductions	.64% A	.65%	.76% A
Net investment income (loss)	1.94% A	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969	$ 931	$ 1,339
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.7	0.4
Procter & Gamble Co.	0.5	0.5
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
Nestle SA	0.3	0.3
JPMorgan Chase & Co.	0.3	0.2
Morgan Stanley	0.3	0.3
Hewlett-Packard Co.	0.3	0.3
Pfizer, Inc.	0.3	0.5
	4.4
Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.2	10.5
Fannie Mae	9.2	11.6
Freddie Mac	1.4	1.7
Government National Mortgage Association	1.0	0.4
Morgan Stanley Capital I Trust	0.4	0.4
	24.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 52.3%	Stock Class and Equity Futures 51.0%
Bond Class 41.0%	Bond Class 44.1%
Short-Term Class 6.7%	Short-Term Class 4.9%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.8
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.8
Fidelity Industrials Central Fund	4.3
Fidelity Energy Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Consumer Staples Central Fund	3.7
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	53.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	36.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.3
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	8,265,114	$ 85,791,881
Fidelity Consumer Discretionary Central Fund (b)	2,288,475	250,130,275
Fidelity Consumer Staples Central Fund (b)	1,888,667	233,609,255
Fidelity Emerging Markets Equity Central Fund (b)	850,715	162,290,817
Fidelity Energy Central Fund (b)	2,409,271	251,816,973
Fidelity Financials Central Fund (b)	5,878,987	377,430,989
Fidelity Health Care Central Fund (b)	2,634,385	304,587,618
Fidelity Industrials Central Fund (b)	2,279,636	276,200,647
Fidelity Information Technology Central Fund (b)	3,140,426	444,652,966
Fidelity International Equity Central Fund (b)	11,246,343	752,380,357
Fidelity Materials Central Fund (b)	633,498	90,647,266
Fidelity Telecom Services Central Fund (b)	612,997	65,063,468
Fidelity Utilities Central Fund (b)	921,303	83,276,606
TOTAL EQUITY CENTRAL FUNDS (Cost $3,293,946,200)		3,377,879,118
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	801,185	77,338,426
Fidelity High Income Central Fund 1 (b)	2,671,866	249,231,694
TOTAL HIGH YIELD FIXED-INCOME FUNDS		326,570,120
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Tactical Income Central Fund (b)	24,016,539	2,323,600,155
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,645,108,107)		2,650,170,275
Money Market Central Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	66,159,049	$ 66,159,049
Fidelity Money Market Central Fund, 0.35% (a)	274,013,442	274,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $340,172,491)		340,172,491
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,279,226,798)		6,368,221,884
NET OTHER ASSETS - 0.0%		(1,048,167)
NET ASSETS - 100%		$ 6,367,173,717
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,454
Fidelity Commodity Strategy Central Fund	30,031
Fidelity Consumer Discretionary Central Fund	1,477,384
Fidelity Consumer Staples Central Fund	2,580,047
Fidelity Emerging Markets Equity Central Fund	246,453
Fidelity Energy Central Fund	1,141,934
Fidelity Financials Central Fund	1,247,308
Fidelity Floating Rate Central Fund	1,405,531
Fidelity Health Care Central Fund	1,173,004
Fidelity High Income Central Fund 1	9,480,316
Fidelity Industrials Central Fund	1,636,482
Fidelity Information Technology Central Fund	776,465
Fidelity International Equity Central Fund	4,144,582
Fidelity Materials Central Fund	693,717
Fidelity Money Market Central Fund	362,527
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	47,021,308
Fidelity Telecom Services Central Fund	1,083,884
Fidelity Utilities Central Fund	1,350,982
Total	$ 75,924,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 87,616,137	$ -	$ 85,791,881	45.5%
Fidelity Consumer Discretionary Central Fund	279,022,577	1,931,740	69,607,267	250,130,275	45.9%
Fidelity Consumer Staples Central Fund	280,859,348	3,028,661	67,931,633	233,609,255	44.3%
Fidelity Emerging Markets Equity Central Fund	68,820,196	78,197,522	442,921	162,290,817	44.2%
Fidelity Energy Central Fund	305,884,194	1,650,859	66,457,285	251,816,973	44.8%
Fidelity Financials Central Fund	406,649,295	1,952,227	64,577,232	377,430,989	44.1%
Fidelity Floating Rate Central Fund	71,402,355	1,405,531	-	77,338,426	2.8%
Fidelity Health Care Central Fund	358,614,937	1,738,021	94,386,343	304,587,618	45.1%
Fidelity High Income Central Fund 1	230,888,991	9,480,348	3,797,630	249,231,694	44.4%
Fidelity Industrials Central Fund	327,227,002	2,122,679	95,649,113	276,200,647	45.7%
Fidelity Information Technology Central Fund	544,365,539	1,610,158	157,422,815	444,652,966	45.5%
Fidelity International Equity Central Fund	256,653,011	469,540,501	6,896,818	752,380,357	44.9%
Fidelity Materials Central Fund	126,132,911	862,797	45,619,255	90,647,266	45.2%
Fidelity Tactical Income Central Fund	2,437,845,914	52,155,762	219,710,612	2,323,600,155	52.9%
Fidelity Telecom Services Central Fund	95,578,669	1,208,823	35,061,930	65,063,468	44.7%
Fidelity Utilities Central Fund	95,566,059	1,519,316	15,516,293	83,276,606	45.1%
Total	$ 5,885,510,998	$ 716,021,082	$ 943,077,147	$ 6,028,049,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.9%
AAA,AA,A	7.9%
BBB	5.6%
BB	2.4%
B	2.1%
CCC,CC,C	0.9%
D	0.0%*
Not Rated	0.6%
Equities	51.2%
Short-Term Investments and Net Other Assets	5.4%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.6%
United Kingdom	3.6%
Japan	2.6%
Switzerland	1.4%
France	1.4%
Bermuda	1.2%
China	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,279,226,798) - See accompanying schedule:		$ 6,368,221,884
Receivable for investments sold		2,734,121
Receivable for fund shares sold		4,839,306
Distributions receivable from Fidelity Central Funds		9,329,389
Prepaid expenses		10,361
Other receivables		341,825
Total assets		6,385,476,886

Liabilities
Payable for investments purchased	$ 9,242,821
Payable for fund shares redeemed	5,109,879
Accrued management fee	2,676,103
Distribution fees payable	26,116
Other affiliated payables	1,023,335
Other payables and accrued expenses	224,915
Total liabilities		18,303,169

Net Assets		$ 6,367,173,717
Net Assets consist of:
Paid in capital		$ 6,753,923,665
Undistributed net investment income		23,174,100
Accumulated undistributed net realized gain (loss) on investments		(498,919,134)
Net unrealized appreciation (depreciation) on investments		88,995,086
Net Assets		$ 6,367,173,717

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,387,967 ÷ 2,405,099 shares)		$ 14.30

Maximum offering price per share (100/94.25 of $14.30)		$ 15.17
Class T: Net Asset Value and redemption price per share ($14,900,731 ÷ 1,042,906 shares)		$ 14.29

Maximum offering price per share (100/96.50 of $14.29)		$ 14.81
Class B: Net Asset Value and offering price per share ($4,247,205 ÷ 298,059 shares)A		$ 14.25

Class C: Net Asset Value and offering price per share ($11,890,563 ÷ 835,285 shares)A		$ 14.24

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,297,854,209 ÷ 439,243,388 shares)		$ 14.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,893,042 ÷ 271,781 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 75,924,663

Expenses
Management fee	$ 15,721,284
Transfer agent fees	5,526,747
Distribution fees	139,037
Accounting fees and expenses	707,993
Custodian fees and expenses	2,501
Independent trustees' compensation	10,948
Appreciation in deferred trustee compensation account	390
Registration fees	71,547
Audit	22,648
Legal	30,769
Miscellaneous	39,130
Total expenses before reductions	22,272,994
Expense reductions	(492,742)	21,780,252
Net investment income (loss)		54,144,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,015,758
Fidelity Central Funds	17,043,863
Capital gain distributions from Fidelity Central Funds	25,203
Total net realized gain (loss)		24,084,824
Change in net unrealized appreciation (depreciation) on investment securities		352,550,596
Net gain (loss)		376,635,420
Net increase (decrease) in net assets resulting from operations		$ 430,779,831

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,144,411	$ 149,861,206
Net realized gain (loss)	24,084,824	(80,047,789)
Change in net unrealized appreciation (depreciation)	352,550,596	265,477,776
Net increase (decrease) in net assets resulting from operations	430,779,831	335,291,193
Distributions to shareholders from net investment income	(62,075,403)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(62,075,403)	(183,355,430)
Share transactions - net increase (decrease)	(60,944,861)	(414,536,080)
Total increase (decrease) in net assets	307,759,567	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $23,174,100 and undistributed net investment income of $31,105,092, respectively)	$ 6,367,173,717	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.43
Net realized and unrealized gain (loss)	.85	.60	(2.96)	1.45
Total from investment operations	.95	.90	(2.60)	1.88
Distributions from net investment income	(.13)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.30	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.08%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	.96% A	1.02%	.99%	1.01% A
Expenses net of all reductions	.94% A	1.01%	.98%	1.00% A
Net investment income (loss)	1.51% A	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,388	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.27	.33	.39
Net realized and unrealized gain (loss)	.84	.60	(2.96)	1.46
Total from investment operations	.93	.87	(2.63)	1.85
Distributions from net investment income	(.11)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.11)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.29	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	6.95%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22% A	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22% A	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.28%	1.23%	1.23% A
Net investment income (loss)	1.25% A	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,901	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.24	.30
Net realized and unrealized gain (loss)	.83	.60	(2.96)	1.46
Total from investment operations	.88	.81	(2.72)	1.76
Distributions from net investment income	(.07)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.07)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.25	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.61%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78% A	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78% A	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.76% A	1.84%	1.79%	1.78% A
Net investment income (loss)	.69% A	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,247	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.25	.31
Net realized and unrealized gain (loss)	.85	.59	(2.95)	1.45
Total from investment operations	.90	.80	(2.70)	1.76
Distributions from net investment income	(.08)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.24	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.72%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.75% A	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73% A	1.81%	1.76%	1.74% A
Net investment income (loss)	.72% A	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,891	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) D	.12	.33	.41	.49	.45	.41 F
Net realized and unrealized gain (loss)	.85	.60	(2.97)	1.41	.73	.69
Total from investment operations	.97	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.14)	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.14)	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 14.34	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return B, C	7.25%	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.70% A	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	1.76% A	2.85%	2.74%	2.93%	2.79%	2.55% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,297,854	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate E	28% A	15%	8%	12%	65% H	32% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.34	.42	.48
Net realized and unrealized gain (loss)	.85	.59	(2.98)	1.46
Total from investment operations	.97	.93	(2.56)	1.94
Distributions from net investment income	(.15)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.15)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.32	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.22%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.68% A	.69%	.67%	.72% A
Expenses net of all reductions	.66% A	.69%	.67%	.72% A
Net investment income (loss)	1.80% A	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,893	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.8	0.5
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.4
Nestle SA	0.4	0.4
Regions Financial Corp.	0.4	0.0
MasterCard, Inc. Class A	0.3	0.0
	5.0
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 60.6%	Stock Class and Equity Futures 59.3%
Bond Class 35.4%	Bond Class 37.0%
Short-Term Class 4.0%	Short-Term Class 3.7%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	7.8
Fidelity Financials Central Fund	7.5
Fidelity Health Care Central Fund	5.3
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.5
Fidelity Consumer Discretionary Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.3
Fidelity Emerging Markets Equity Central Fund	3.0
Fidelity Materials Central Fund	1.6
Fidelity Utilities Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	61.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	31.0
Total Fixed-Income Central Funds	36.0
Money Market Central Funds	2.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	141,811	$ 1,472,001
Fidelity Consumer Discretionary Central Fund (a)	42,750	4,672,549
Fidelity Consumer Staples Central Fund (a)	38,100	4,712,586
Fidelity Emerging Markets Equity Central Fund (a)	17,394	3,318,324
Fidelity Energy Central Fund (a)	46,492	4,859,320
Fidelity Financials Central Fund (a)	126,957	8,150,630
Fidelity Health Care Central Fund (a)	50,239	5,808,597
Fidelity Industrials Central Fund (a)	42,978	5,207,194
Fidelity Information Technology Central Fund (a)	59,697	8,452,448
Fidelity International Equity Central Fund (a)	230,728	15,435,703
Fidelity Materials Central Fund (a)	12,025	1,720,649
Fidelity Telecom Services Central Fund (a)	11,393	1,209,295
Fidelity Utilities Central Fund (a)	18,108	1,636,806
TOTAL EQUITY CENTRAL FUNDS (Cost $62,026,254)		66,656,102
Fixed-Income Central Funds - 36.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (a)	13,845	1,336,441
Fidelity High Income Central Fund 1 (a)	43,939	4,098,585
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,435,026
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Tactical Income Central Fund (a)	347,742	33,644,051
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $37,577,305)		39,079,077
Money Market Central Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $2,901,336)	2,901,336	$ 2,901,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $102,504,895)		108,636,515
NET OTHER ASSETS - 0.0%		(23,182)
NET ASSETS - 100%		$ 108,613,333
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,751
Fidelity Commodity Strategy Central Fund	382
Fidelity Consumer Discretionary Central Fund	24,501
Fidelity Consumer Staples Central Fund	44,528
Fidelity Emerging Markets Equity Central Fund	3,926
Fidelity Energy Central Fund	20,081
Fidelity Financials Central Fund	21,750
Fidelity Floating Rate Central Fund	18,932
Fidelity Health Care Central Fund	19,861
Fidelity High Income Central Fund 1	129,628
Fidelity Industrials Central Fund	27,084
Fidelity Information Technology Central Fund	13,255
Fidelity International Equity Central Fund	71,762
Fidelity Materials Central Fund	10,804
Fidelity Tactical Income Central Fund	544,721
Fidelity Telecom Services Central Fund	17,908
Fund	Income earned
Fidelity Utilities Central Fund	$ 22,351
Total	$ 993,225
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,498,349	$ 5,296	$ 1,472,001	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	1,263,661	587,875	4,672,549	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	1,649,594	501,750	4,712,586	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	1,727,779	11,065	3,318,324	0.9%
Fidelity Energy Central Fund	3,732,559	1,570,146	635,525	4,859,320	0.9%
Fidelity Financials Central Fund	5,252,184	3,020,189	803,091	8,150,630	1.0%
Fidelity Floating Rate Central Fund	756,173	518,434	4,476	1,336,441	0.0%
Fidelity Health Care Central Fund	4,322,878	1,599,115	756,752	5,808,597	0.9%
Fidelity High Income Central Fund 1	2,457,724	1,505,340	36,078	4,098,585	0.7%
Fidelity Industrials Central Fund	3,629,170	1,457,184	615,696	5,207,194	0.9%
Fidelity Information Technology Central Fund	6,135,680	2,642,180	1,259,924	8,452,448	0.9%
Fidelity International Equity Central Fund	5,206,373	9,977,057	236,905	15,435,703	0.9%
Fidelity Materials Central Fund	1,260,092	493,683	198,920	1,720,649	0.9%
Fidelity Tactical Income Central Fund	21,567,412	13,458,699	1,981,850	33,644,051	0.8%
Fidelity Telecom Services Central Fund	937,166	354,465	136,960	1,209,295	0.8%
Fidelity Utilities Central Fund	1,240,459	558,390	186,711	1,636,806	0.9%
Total	$ 64,418,772	$ 43,294,265	$ 7,958,874	$ 105,735,179
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	6.9%
BBB	4.5%
BB	2.4%
B	2.0%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	59.6%
Short-Term Investments and Net Other Assets	2.9%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
United Kingdom	4.0%
Japan	3.2%
Switzerland	1.7%
France	1.6%
China	1.3%
Germany	1.1%
Bermuda	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $102,504,895) - See accompanying schedule:		$ 108,636,515
Receivable for investments sold		34,076
Receivable for fund shares sold		891,378
Distributions receivable from Fidelity Central Funds		128,912
Prepaid expenses		100
Other receivables		2,076
Total assets		109,693,057

Liabilities
Payable for investments purchased	$ 771,351
Payable for fund shares redeemed	208,675
Accrued management fee	48,944
Distribution fees payable	8,767
Other affiliated payables	18,577
Other payables and accrued expenses	23,410
Total liabilities		1,079,724

Net Assets		$ 108,613,333
Net Assets consist of:
Paid in capital		$ 101,464,519
Undistributed net investment income		281,817
Accumulated undistributed net realized gain (loss) on investments		735,377
Net unrealized appreciation (depreciation) on investments		6,131,620
Net Assets		$ 108,613,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,757,194 ÷ 1,312,503 shares)		$ 8.96

Maximum offering price per share (100/94.25 of $8.96)		$ 9.51
Class T: Net Asset Value and redemption price per share ($4,518,580 ÷ 505,974 shares)		$ 8.93

Maximum offering price per share (100/96.50 of $8.93)		$ 9.25
Class B: Net Asset Value and offering price per share ($1,863,820 ÷ 208,780 shares)A		$ 8.93

Class C: Net Asset Value and offering price per share ($3,819,363 ÷ 428,714 shares)A		$ 8.91

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($84,543,015 ÷ 9,420,435 shares)		$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,111,361 ÷ 235,252 shares)		$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 3
Income from Fidelity Central Funds		993,225
Total income		993,228

Expenses
Management fee	$ 244,482
Transfer agent fees	81,717
Distribution fees	44,971
Accounting fees and expenses	21,528
Custodian fees and expenses	2,441
Independent trustees' compensation	131
Registration fees	39,896
Audit	25,045
Legal	215
Miscellaneous	930
Total expenses before reductions	461,356
Expense reductions	(52,302)	409,054
Net investment income (loss)		584,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,401
Fidelity Central Funds	1,935,312
Total net realized gain (loss)		1,976,713
Change in net unrealized appreciation (depreciation) on investment securities		4,045,703
Net gain (loss)		6,022,416
Net increase (decrease) in net assets resulting from operations		$ 6,606,590

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 584,174	$ 782,255
Net realized gain (loss)	1,976,713	(849,386)
Change in net unrealized appreciation (depreciation)	4,045,703	6,380,915
Net increase (decrease) in net assets resulting from operations	6,606,590	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	37,662,344	29,464,827
Total increase (decrease) in net assets	43,139,487	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $281,817 and undistributed net investment income of $626,213, respectively)	$ 108,613,333	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	.61	.41	(2.18)
Total from investment operations	.66	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.96	$ 8.41	$ 7.95
Total Return B,C,D	7.85%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.26% A	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.09%	1.16% A
Net investment income (loss)	1.18% A	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,757	$ 6,044	$ 3,135
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.64	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.93	$ 8.38	$ 7.93
Total Return B,C,D	7.66%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.42% A
Net investment income (loss)	.94% A	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,519	$ 3,537	$ 1,228
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.62	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.93	$ 8.37	$ 7.90
Total Return B,C,D	7.39%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.92% A
Net investment income (loss)	.44% A	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864	$ 1,529	$ 1,074
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.59	.42	(2.19)
Total from investment operations	.61	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.91	$ 8.37	$ 7.90
Total Return B,C,D	7.33%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.99% A	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.91% A
Net investment income (loss)	.44% A	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,819	$ 2,057	$ 1,643
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19
Net realized and unrealized gain (loss)	.60	.42	(2.18)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	1.22%	1.87% A
Expenses net of fee waivers, if any	.85% A	.85%	.89% A
Expenses net of all reductions	.83% A	.84%	.89% A
Net investment income (loss)	1.44% A	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,543	$ 51,464	$ 22,212
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.20
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.94% A
Expenses net of all reductions	.84% A	.84%	.93% A
Net investment income (loss)	1.43% A	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111	$ 844	$ 792
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
Microsoft Corp.	1.0	0.6
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.7
General Electric Co.	0.5	0.3
Nestle SA	0.4	0.4
Hewlett-Packard Co.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.5
Pfizer, Inc.	0.4	0.6
	5.9
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 72.3%	Stock Class and Equity Futures 70.1%
Bond Class 24.9%	Bond Class 26.5%
Short-Term Class 2.8%	Short-Term Class 3.4%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.5
Fidelity Information Technology Central Fund	9.7
Fidelity Financials Central Fund	8.1
Fidelity Health Care Central Fund	6.7
Fidelity Industrials Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.5
Fidelity Energy Central Fund	5.4
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Total Equity Central Funds	73.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	20.4
Total Fixed-Income Central Funds	25.4
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 29.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,599,095	$ 37,358,603
Fidelity Consumer Discretionary Central Fund (b)	1,287,827	140,759,542
Fidelity Consumer Staples Central Fund (b)	1,044,155	129,151,570
Fidelity Emerging Markets Equity Central Fund (b)	509,769	97,248,674
Fidelity Energy Central Fund (b)	1,327,894	138,791,457
Fidelity Financials Central Fund (b)	3,253,205	208,855,764
Fidelity Health Care Central Fund (b)	1,507,200	174,262,484
Fidelity Industrials Central Fund (b)	1,264,520	153,209,268
Fidelity Information Technology Central Fund (b)	1,771,941	250,889,188
Fidelity International Equity Central Fund (b)	6,388,225	427,372,234
Fidelity Materials Central Fund (b)	356,777	51,051,167
Fidelity Telecom Services Central Fund (b)	345,610	36,682,999
Fidelity Utilities Central Fund (b)	516,793	46,712,950
TOTAL EQUITY CENTRAL FUNDS (Cost $1,958,109,150)		1,892,345,900
Fixed-Income Central Funds - 25.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	322,832	31,162,952
Fidelity High Income Central Fund 1 (b)	1,051,977	98,128,374
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,291,326
Investment Grade Fixed-Income Funds - 20.4%
Fidelity Tactical Income Central Fund (b)	5,443,915	526,698,745
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $654,904,650)		655,990,071
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	25,142,213	$ 25,142,213
Fidelity Money Market Central Fund, 0.35% (a)	10,056,119	10,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,198,332)		35,198,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,648,212,132)	2,583,534,303
NET OTHER ASSETS - 0.0%	(251,942)
NET ASSETS - 100%	$ 2,583,282,361
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,830
Fidelity Commodity Strategy Central Fund	18,173
Fidelity Consumer Discretionary Central Fund	825,177
Fidelity Consumer Staples Central Fund	1,423,974
Fidelity Emerging Markets Equity Central Fund	147,350
Fidelity Energy Central Fund	628,190
Fidelity Financials Central Fund	688,791
Fidelity Floating Rate Central Fund	563,433
Fidelity Health Care Central Fund	652,905
Fidelity High Income Central Fund 1	3,707,828
Fidelity Industrials Central Fund	905,031
Fidelity Information Technology Central Fund	430,234
Fidelity International Equity Central Fund	2,348,937
Fidelity Materials Central Fund	389,355
Fidelity Money Market Central Fund	6,052
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	10,552,214
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 609,490
Fidelity Utilities Central Fund	755,146
Total	$ 24,682,860
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,550,265	$ 426,975	$ 37,358,603	19.8%
Fidelity Consumer Discretionary Central Fund	146,263,309	1,749,450	29,160,591	140,759,542	25.8%
Fidelity Consumer Staples Central Fund	147,396,511	2,336,427	30,388,691	129,151,570	24.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	34,663,142	343,023	97,248,674	26.5%
Fidelity Energy Central Fund	162,752,963	1,670,194	31,722,269	138,791,457	24.7%
Fidelity Financials Central Fund	216,639,893	2,122,010	28,623,095	208,855,764	24.4%
Fidelity Floating Rate Central Fund	28,516,136	832,002	-	31,162,952	1.1%
Fidelity Health Care Central Fund	189,610,749	1,794,305	38,691,133	174,262,484	25.8%
Fidelity High Income Central Fund 1	89,525,548	4,387,178	729,061	98,128,374	17.5%
Fidelity Industrials Central Fund	169,985,596	1,891,510	42,492,732	153,209,268	25.4%
Fidelity Information Technology Central Fund	283,273,466	2,131,428	66,078,922	250,889,188	25.6%
Fidelity International Equity Central Fund	204,250,748	208,893,393	2,895,097	427,372,234	25.5%
Fidelity Materials Central Fund	64,035,028	734,925	19,193,612	51,051,167	25.5%
Fidelity Tactical Income Central Fund	543,780,680	16,940,163	45,853,999	526,698,745	12.0%
Fidelity Telecom Services Central Fund	48,675,698	863,001	14,850,017	36,682,999	25.2%
Fidelity Utilities Central Fund	50,755,053	1,097,640	6,150,563	46,712,950	25.3%
Total	$ 2,398,571,006	$ 319,657,033	$ 357,599,780	$ 2,548,335,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	4.2%
BBB	3.3%
BB	2.2%
B	1.9%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	71.1%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.4%
United Kingdom	4.4%
Japan	3.7%
Switzerland	2.1%
France	1.8%
China	1.4%
Germany	1.3%
Canada	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,648,212,132)- See accompanying schedule:		$ 2,583,534,303
Receivable for investments sold		1,218,037
Receivable for fund shares sold		2,144,140
Distributions receivable from Fidelity Central Funds		2,420,572
Prepaid expenses		4,101
Other receivables		142,880
Total assets		2,589,464,033

Liabilities
Payable for investments purchased	$ 2,733,504
Payable for fund shares redeemed	1,599,979
Accrued management fee	1,188,262
Transfer agent fee payable	404,579
Distribution fees payable	87,495
Other affiliated payables	81,942
Other payables and accrued expenses	85,911
Total liabilities		6,181,672

Net Assets		$ 2,583,282,361
Net Assets consist of:
Paid in capital		$ 2,941,591,947
Undistributed net investment income		6,437,619
Accumulated undistributed net realized gain (loss) on investments		(300,069,353)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,677,852)
Net Assets		$ 2,583,282,361

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,814,093 ÷ 6,765,080 shares)		$ 14.90

Maximum offering price per share (100/94.25 of $14.90)		$ 15.81
Class T: Net Asset Value and redemption price per share ($46,731,720 ÷ 3,137,958 shares)		$ 14.89

Maximum offering price per share (100/96.50 of $14.89)		$ 15.43
Class B: Net Asset Value and offering price per share ($16,658,613 ÷ 1,119,960 shares)A		$ 14.87

Class C: Net Asset Value and offering price per share ($40,676,833 ÷ 2,739,268 shares)A		$ 14.85

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,355,996,089 ÷ 157,901,484 shares)		$ 14.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,405,013 ÷ 1,500,465 shares)		$ 14.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 24,682,860

Expenses
Management fee	$ 6,957,112
Transfer agent fees	2,505,411
Distribution fees	512,681
Accounting fees and expenses	474,849
Custodian fees and expenses	2,501
Independent trustees' compensation	4,335
Appreciation in deferred trustee compensation account	78
Registration fees	59,338
Audit	22,067
Legal	13,556
Miscellaneous	12,428
Total expenses before reductions	10,564,356
Expense reductions	(329,142)	10,235,214
Net investment income (loss)		14,447,646
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,813,836
Fidelity Central Funds	(11,810,492)
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		(7,996,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,518,203
Assets and liabilities in foreign currencies	(676)
Total change in net unrealized appreciation (depreciation)		199,517,527
Net gain (loss)		191,520,882
Net increase (decrease) in net assets resulting from operations		$ 205,968,528

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,447,646	$ 43,435,422
Net realized gain (loss)	(7,996,645)	(40,181,221)
Change in net unrealized appreciation (depreciation)	199,517,527	84,167,631
Net increase (decrease) in net assets resulting from operations	205,968,528	87,421,832
Distributions to shareholders from net investment income	(38,479,320)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,566)	-
Total distributions	(40,037,886)	(54,439,794)
Share transactions - net increase (decrease)	(16,286,029)	(97,287,296)
Total increase (decrease) in net assets	149,644,613	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $6,437,619 and undistributed net investment income of $30,469,293, respectively)	$ 2,583,282,361	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.22	- J
Net realized and unrealized gain (loss)	1.10	.40	(.52)
Total from investment operations	1.16	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20) K	(.30)	-
Net asset value, end of period	$ 14.90	$ 13.94	$ 13.62
Total Return B,C,D	8.39%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12% A	1.19%	1.25% A
Expenses net of all reductions	1.10% A	1.18%	1.24% A
Net investment income (loss)	.88% A	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,814	$ 88,969	$ 89,034
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.190 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.04	.19	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.14	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 14.89	$ 13.91	$ 13.62
Total Return B,C,D	8.29%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38% A	1.44%	1.50% A
Expenses net of all reductions	1.35% A	1.43%	1.49% A
Net investment income (loss)	.63% A	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,732	$ 46,624	$ 52,478
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.09	.39	(.52)
Total from investment operations	1.10	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09) K	(.28)	-
Net asset value, end of period	$ 14.87	$ 13.86	$ 13.62
Total Return B,C,D	7.96%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92% A	1.95%	2.00% A
Expenses net of all reductions	1.90% A	1.94%	1.99% A
Net investment income (loss)	.08% A	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,659	$ 18,407	$ 23,526
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.11	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12) K	(.28)	-
Net asset value, end of period	$ 14.85	$ 13.86	$ 13.62
Total Return B,C,D	8.05%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84% A	1.92%	2.00% A
Expenses net of all reductions	1.82% A	1.91%	1.99% A
Net investment income (loss)	.16% A	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,677	$ 34,633	$ 37,762
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss) D	.09	.25	.33	.38	.34	.31 F
Net realized and unrealized gain (loss)	1.10	.41	(4.06)	1.97	.84	.85
Total from investment operations	1.19	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)	-
Total distributions	(.24) J	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 14.92	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total Return B,C	8.59%	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.77% A	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.21% A	2.20%	2.07%	2.26%	2.20%	2.11% F
Supplemental Data
Net assets, end of period (in millions)	$ 2,356	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rate E	30% A	13%	14% H	14%	82% I	37% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.08	.25	- I
Net realized and unrealized gain (loss)	1.10	.41	(.52)
Total from investment operations	1.18	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22) J	(.31)	-
Net asset value, end of period	$ 14.93	$ 13.97	$ 13.62
Total Return B,C	8.55%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.90%	1.06% A
Expenses net of fee waivers, if any	.83% A	.90%	1.00% A
Expenses net of all reductions	.81% A	.89%	.99% A
Net investment income (loss)	1.17% A	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,405	$ 30,076	$ 25,717
Portfolio turnover rate E	30% A	13%	14% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.1
Microsoft Corp.	1.2	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.7	0.8
General Electric Co.	0.6	0.3
Nestle SA	0.6	0.5
JPMorgan Chase & Co.	0.5	0.4
Morgan Stanley	0.5	0.6
Hewlett-Packard Co.	0.5	0.4
Regions Financial Corp.	0.5	0.0
	7.1
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 86.2%	Stock Class and Equity Futures 84.2%
Bond Class 10.9%	Bond Class 12.9%
Short-Term Class 2.9%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 1.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	19.9
Fidelity Information Technology Central Fund	11.4
Fidelity Financials Central Fund	10.1
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	4.6
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.1
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Telecom Services Central Fund	1.6
Total Equity Central Funds	87.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.8
Investment Grade Fixed-Income Funds	6.3
Total Fixed-Income Central Funds	11.1
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 34.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,252,144	$ 12,997,256
Fidelity Consumer Discretionary Central Fund (a)	403,405	44,092,150
Fidelity Consumer Staples Central Fund (a)	336,688	41,644,992
Fidelity Emerging Markets Equity Central Fund (a)	165,457	31,564,277
Fidelity Energy Central Fund (a)	437,612	45,739,234
Fidelity Financials Central Fund (a)	1,083,778	69,578,569
Fidelity Health Care Central Fund (a)	458,788	53,045,035
Fidelity Industrials Central Fund (a)	396,002	47,979,602
Fidelity Information Technology Central Fund (a)	558,371	79,059,754
Fidelity International Equity Central Fund (a)	2,056,380	137,571,813
Fidelity Materials Central Fund (a)	111,237	15,916,965
Fidelity Telecom Services Central Fund (a)	106,557	11,309,955
Fidelity Utilities Central Fund (a)	162,000	14,643,147
TOTAL EQUITY CENTRAL FUNDS (Cost $610,527,677)		605,142,749
Fixed-Income Central Funds - 11.1%

High Yield Fixed-Income Funds - 4.8%
Fidelity High Income Central Fund 1 (a)	359,526	33,536,616
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Tactical Income Central Fund (a)	450,755	43,610,545
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,244,405)		77,147,161
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $9,577,034)	9,577,034	$ 9,577,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $692,349,116)		691,866,944
NET OTHER ASSETS - 0.0%		(173,004)
NET ASSETS - 100%		$ 691,693,940
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,228
Fidelity Commodity Strategy Central Fund	4,317
Fidelity Consumer Discretionary Central Fund	246,639
Fidelity Consumer Staples Central Fund	432,811
Fidelity Emerging Markets Equity Central Fund	42,599
Fidelity Energy Central Fund	201,431
Fidelity Financials Central Fund	213,043
Fidelity Health Care Central Fund	193,457
Fidelity High Income Central Fund 1	1,235,648
Fidelity Industrials Central Fund	270,669
Fidelity Information Technology Central Fund	130,896
Fidelity International Equity Central Fund	698,127
Fidelity Materials Central Fund	114,630
Fidelity Tactical Income Central Fund	888,859
Fidelity Telecom Services Central Fund	180,661
Fidelity Utilities Central Fund	226,906
Total	$ 5,088,921
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,124,348	$ -	$ 12,997,256	6.9%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,000,869	5,535,431	44,092,150	8.1%
Fidelity Consumer Staples Central Fund	39,673,811	4,564,506	5,553,552	41,644,992	7.9%
Fidelity Emerging Markets Equity Central Fund	17,999,653	10,514,391	613	31,564,277	8.6%
Fidelity Energy Central Fund	44,764,935	6,731,328	7,750,097	45,739,234	8.1%
Fidelity Financials Central Fund	63,321,485	8,826,158	8,595,525	69,578,569	8.1%
Fidelity Health Care Central Fund	52,034,339	3,402,833	8,726,856	53,045,035	7.9%
Fidelity High Income Central Fund 1	29,367,333	3,259,992	724,735	33,536,616	6.0%
Fidelity Industrials Central Fund	43,618,614	3,499,112	6,419,965	47,979,602	7.9%
Fidelity Information Technology Central Fund	74,871,388	5,795,847	11,285,402	79,059,754	8.1%
Fidelity International Equity Central Fund	68,228,457	68,520,317	3,973,783	137,571,813	8.2%
Fidelity Materials Central Fund	16,138,993	1,127,644	3,047,480	15,916,965	7.9%
Fidelity Tactical Income Central Fund	46,186,877	4,421,277	7,979,213	43,610,545	1.0%
Fidelity Telecom Services Central Fund	12,273,530	862,847	2,442,211	11,309,955	7.8%
Fidelity Utilities Central Fund	14,732,202	1,367,423	1,735,827	14,643,147	7.9%
Total	$ 563,190,999	$ 139,018,892	$ 73,770,690	$ 682,289,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.2%
AAA,AA,A	1.3%
BBB	1.0%
BB	1.7%
B	2.2%
CCC,CC,C	1.0%
Not Rated	0.0%*
Equities	84.7%
Short-Term Investments and Net Other Assets	3.9%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.8%
United Kingdom	5.0%
Japan	4.4%
Switzerland	2.5%
France	2.1%
China	1.6%
Germany	1.5%
Netherlands	1.2%
Bermuda	1.2%
Cayman Islands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	12.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $692,349,116) - See accompanying schedule:		$ 691,866,944
Receivable for investments sold		120,539
Receivable for fund shares sold		2,154,702
Distributions receivable from Fidelity Central Funds		383,802
Prepaid expenses		925
Other receivables		23,120
Total assets		694,550,032

Liabilities
Payable for investments purchased	$ 1,825,756
Payable for fund shares redeemed	526,665
Accrued management fee	314,384
Distribution fees payable	20,445
Other affiliated payables	145,131
Other payables and accrued expenses	23,711
Total liabilities		2,856,092

Net Assets		$ 691,693,940
Net Assets consist of:
Paid in capital		$ 764,684,187
Undistributed net investment income		1,054,225
Accumulated undistributed net realized gain (loss) on investments		(73,565,926)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(478,546)
Net Assets		$ 691,693,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,775,492 ÷ 3,040,143 shares)		$ 12.10

Maximum offering price per share (100/94.25 of $12.10)		$ 12.84
Class T: Net Asset Value and redemption price per share ($6,402,453 ÷ 530,580 shares)		$ 12.07

Maximum offering price per share (100/96.50 of $12.07)		$ 12.51
Class B: Net Asset Value and offering price per share ($3,873,273 ÷ 321,806 shares)A		$ 12.04

Class C: Net Asset Value and offering price per share ($9,029,601 ÷ 751,992 shares)A		$ 12.01

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($630,899,490 ÷ 51,869,429 shares)		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,713,631 ÷ 388,137 shares)		$ 12.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		5,088,921
Total income		5,088,925

Expenses
Management fee	$ 1,740,529
Transfer agent fees	748,046
Distribution fees	108,589
Accounting fees and expenses	118,277
Custodian fees and expenses	2,501
Independent trustees' compensation	987
Registration fees	52,674
Audit	21,258
Legal	2,198
Miscellaneous	6,977
Total expenses before reductions	2,802,036
Expense reductions	(81,068)	2,720,968
Net investment income (loss)		2,367,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	606,423
Fidelity Central Funds	11,371,450
Total net realized gain (loss)		11,977,873
Change in net unrealized appreciation (depreciation) on: Investment securities	42,479,260
Assets and liabilities in foreign currencies	(1,326)
Total change in net unrealized appreciation (depreciation)		42,477,934
Net gain (loss)		54,455,807
Net increase (decrease) in net assets resulting from operations		$ 56,823,764
Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,367,957	$ 6,815,943
Net realized gain (loss)	11,977,873	(5,452,798)
Change in net unrealized appreciation (depreciation)	42,477,934	28,076,082
Net increase (decrease) in net assets resulting from operations	56,823,764	29,439,227
Distributions to shareholders from net investment income	(6,228,588)	(7,455,362)
Distributions to shareholders from net realized gain	(795,082)	-
Total distributions	(7,023,670)	(7,455,362)
Share transactions - net increase (decrease)	73,350,925	81,350,268
Total increase (decrease) in net assets	123,151,019	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $1,054,225 and undistributed net investment income of $4,914,856, respectively)	$ 691,693,940	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.14	.17	.19
Net realized and unrealized gain (loss)	1.01	.27	(3.74)	2.05
Total from investment operations	1.04	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.10	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	9.39%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.16%	1.12%	1.12% A
Net investment income (loss)	.57% A	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,775	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.15
Net realized and unrealized gain (loss)	1.00	.27	(3.73)	2.06
Total from investment operations	1.02	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.07	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	9.24%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33% A	1.43%	1.37%	1.41% A
Net investment income (loss)	.31% A	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,402	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.06	.08
Net realized and unrealized gain (loss)	1.01	.28	(3.72)	2.07
Total from investment operations	.99	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.04	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	8.98%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94% A	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.94% A	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.92% A	1.97%	1.92%	1.92% A
Net investment income (loss)	(.28)% A	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,873	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.07	.08
Net realized and unrealized gain (loss)	1.00	.28	(3.71)	2.06
Total from investment operations	.99	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06) I	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.01	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	8.93%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87% A	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87% A	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84% A	1.93%	1.89%	1.90% A
Net investment income (loss)	(.21)% A	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,030	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) D	.05	.16	.20	.23	.18	.06 F
Net realized and unrealized gain (loss)	1.01	.27	(3.76)	2.02	.98	1.40
Total from investment operations	1.06	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-	-
Total distributions	(.14) I	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 12.16	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return B,C	9.46%	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets G
Expenses before reductions	.87% A	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86% A	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.84% A	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	.79% A	1.72%	1.54%	1.62%	1.50%	.53% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,899	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate E	28% A	7%	20%	31%	187% H	71% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.05	.17	.21	.23
Net realized and unrealized gain (loss)	1.00	.28	(3.76)	2.07
Total from investment operations	1.05	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.14	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	9.44%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.82%	.78%	.82% A
Expenses net of all reductions	.78% A	.81%	.77%	.81% A
Net investment income (loss)	.85% A	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,714	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.07%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than ..01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Fidelity Asset Manager 20%	$ 2,753,200,787	$ 75,548,657	$ (51,023,253)	$ 24,525,404
Fidelity Asset Manager 30%	99,360,911	4,697,382	(1,084,589)	3,612,793
Fidelity Asset Manager 40%	65,840,566	3,729,863	(1,380,998)	2,348,865
Fidelity Asset Manager 50%	6,279,226,797	420,690,267	(331,695,180)	88,995,087
Fidelity Asset Manager 60%	102,504,895	8,291,036	(2,159,416)	6,131,620
Fidelity Asset Manager 70%	2,648,212,131	172,391,855	(237,069,683)	(64,677,828)
Fidelity Asset Manager 85%	692,349,115	59,715,926	(60,198,097)	(482,171)

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	423,634,501	303,480,126
Fidelity Asset Manager 30%	31,430,560	10,048,877
Fidelity Asset Manager 40%	23,811,290	6,536,918
Fidelity Asset Manager 50%	823,126,105	1,054,736,504
Fidelity Asset Manager 60%	44,267,948	8,973,954
Fidelity Asset Manager 70%	368,341,135	408,354,035
Fidelity Asset Manager 85%	148,755,712	83,921,535

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 4,331
Fidelity Asset Manager 30%	147
Fidelity Asset Manager 40%	93
Fidelity Asset Manager 50%	12,720
Fidelity Asset Manager 60%	189
Fidelity Asset Manager 70%	6,460
Fidelity Asset Manager 85%	1,886

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 32,316	$ 8,111
Class T	.25%	.25%	29,502	133
Class B	.75%	.25%	15,793	11,861
Class C	.75%	.25%	57,060	29,081
			$ 134,671	$ 49,186
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 6,466	$ 648
Class T	.25%	.25%	8,856	65
Class B	.75%	.25%	4,706	3,533
Class C	.75%	.25%	16,133	6,905
			$ 36,161	$ 11,151
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 4,861	$ 253
Class T	.25%	.25%	5,156	176
Class B	.75%	.25%	5,903	5,090
Class C	.75%	.25%	7,898	4,828
			$ 23,818	$ 10,347
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 37,170	$ 10,744
Class T	.25%	.25%	30,880	159
Class B	.75%	.25%	19,360	14,549
Class C	.75%	.25%	51,627	19,887
			$ 139,037	$ 45,339
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 10,716	$ 377
Class T	.25%	.25%	10,092	14
Class B	.75%	.25%	8,462	6,354
Class C	.75%	.25%	15,701	7,771
			$ 44,971	$ 14,516
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 117,310	$ 9,622
Class T	.25%	.25%	115,960	57,980
Class B	.75%	.25%	88,167	66,231
Class C	.75%	.25%	191,244	32,271
			$ 512,681	$ 166,104
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 35,734	$ 2,398
Class T	.25%	.25%	14,716	67
Class B	.75%	.25%	17,277	12,972
Class C	.75%	.25%	40,862	13,273
			$ 108,589	$ 28,710

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 20,190
Class T	3,363
Class B*	4,307
Class C*	765
$ 28,625
Fidelity Asset Manager 30%
Class A	$ 10,135
Class T	8,946
Class B*	249
Class C*	122
$ 19,452
Fidelity Asset Manager 40%
Class A	$ 4,749
Class T	1,113
Class B*	746
Class C*	2
$ 6,610
Fidelity Asset Manager 50%
Class A	$ 19,869
Class T	14,187
Class B*	7,614
Class C*	1,067
$ 42,737
Fidelity Asset Manager 60%
Class A	$ 9,925
Class T	2,940
Class B*	6,284
Class C*	104
$ 19,253
Fidelity Asset Manager 70%
Class A	$ 15,763
Class T	4,969
Class B*	18,211
Class C*	1,641
$ 40,584
Fidelity Asset Manager 85%
Class A	$ 14,181
Class T	3,592
Class B*	4,783
Class C*	1,239
$ 23,795

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 15,857.12
Class T	7,852.13
Class B	3,333.21
Class C	8,644.15
Asset Manager 20%	1,297,997.10
Institutional Class	1,194.08
	$ 1,334,877
Fidelity Asset Manager 30%
Class A	$ 3,459.13
Class T	2,020.11
Class B	872.19
Class C	2,157.13
Asset Manager 30%	35,959.10
Institutional Class	476.12
	$ 44,943
Fidelity Asset Manager 40%
Class A	$ 3,171.16
Class T	1,549.15
Class B	793.13
Class C	1,205.15
Asset Manager 40%	24,862.11
Institutional Class	419.09
	$ 31,999
Fidelity Asset Manager 50%
Class A	$ 25,256.17
Class T	11,387.18
Class B	4,665.24
Class C	10,922.21
Asset Manager 50%	5,472,465.18
Institutional Class	2,052.14
	$ 5,526,747
Fidelity Asset Manager 60%
Class A	$ 10,504.24
Class T	4,079.20
Class B	2,462.29
Class C	3,553.23
Asset Manager 60%	59,574.17
Institutional Class	1,545.21
	$ 81,717
Fidelity Asset Manager 70%
Class A	$ 126,247.27
Class T	62,675.27
Class B	27,871.32
Class C	45,153.24
Asset Manager 70%	2,214,982.20
Institutional Class	28,483.23
	$ 2,505,411

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 85%
Class A	$ 31,287.22
Class T	6,730.23
Class B	5,496.32
Class C	9,875.24
Asset Manager 85%	691,893.24
Institutional Class	2,765.18
	$ 748,046

* Annualized

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 7,254
Fidelity Asset Manager 30%	231
Fidelity Asset Manager 40%	147
Fidelity Asset Manager 50%	17,975
Fidelity Asset Manager 60%	226
Fidelity Asset Manager 70%	7,195
Fidelity Asset Manager 85%	1,737

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 364
Fidelity Asset Manager 30%
Class A	.90%	2,356
Class T	1.15%	908
Class B	1.65%	701
Class C	1.65%	1,429
Asset Manager 30%	.65%	21,326
Institutional Class	.65%	331
Fidelity Asset Manager 40%
Class A	.90%	3,551
Class T	1.15%	2,040
Class B	1.65%	1,105
Class C	1.65%	1,542
Asset Manager 40%	.65%	31,741
Institutional Class	.65%	634
Fidelity Asset Manager 60%
Class A	1.10%	6,618
Class T	1.35%	2,508
Class B	1.85%	1,826
Class C	1.85%	2,250
Asset Manager 60%	.85%	31,236
Institutional Class	.85%	815

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 73,074	$ 1
Fidelity Asset Manager 30%	3,249	1
Fidelity Asset Manager 40%	2,957	2
Fidelity Asset Manager 50%	479,993	29
Fidelity Asset Manager 60%	6,859	1
Fidelity Asset Manager 70%	275,588	14
Fidelity Asset Manager 85%	79,181	1

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 217,986	$ 437,282
Class T	82,716	183,229
Class B	14,174	54,423
Class C	52,193	126,202
Asset Manager 20%	24,163,880	70,916,093
Institutional Class	28,079	75,972
Total	$ 24,559,028	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,337	-
Institutional Class	1,182	-
Total	$ 1,063,161	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 45,127	$ 52,355
Class T	24,704	32,661
Class B	5,153	11,038
Class C	16,870	34,391
Asset Manager 30%	740,956	1,021,321
Institutional Class	8,320	14,120
Total	$ 841,130	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,741	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,379	$ -
Fidelity Asset Manager 40%
From net investment income
Class A	$ 32,478	$ 72,060
Class T	17,786	39,765
Class B	7,416	20,040
Class C	9,673	21,439
Asset Manager 40%	455,746	425,812
Institutional Class	10,008	29,546
Total	$ 533,107	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 50%
From net investment income
Class A	$ 250,400	$ 397,973
Class T	88,301	166,065
Class B	19,385	46,365
Class C	52,466	113,113
Asset Manager 50%	61,637,849	177,932,255
Institutional Class	27,002	38,741
Total	$ 62,075,403	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,488	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,320	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,847	-
Institutional Class	12,894	-
Total	$ 1,558,566	$ -

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,819	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,588	$ 7,455,362
From net realized gain
Class A	$ 36,055	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,082	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Class A
Shares sold	686,370	1,881,552	$ 8,219,880	$ 20,262,428
Reinvestment of distributions	18,437	36,721	219,411	395,323
Shares redeemed	(566,803)	(551,418)	(6,803,916)	(5,902,669)
Net increase (decrease)	138,004	1,366,855	$ 1,635,375	$ 14,755,082
Class T
Shares sold	379,511	556,534	$ 4,539,958	$ 5,957,883
Reinvestment of distributions	6,684	15,725	79,470	167,994
Shares redeemed	(132,272)	(154,805)	(1,586,778)	(1,648,787)
Net increase (decrease)	253,923	417,454	$ 3,032,650	$ 4,477,090
Class B
Shares sold	87,713	172,271	$ 1,049,263	$ 1,835,013
Reinvestment of distributions	1,074	4,084	12,751	43,418
Shares redeemed	(34,668)	(120,458)	(415,453)	(1,269,080)
Net increase (decrease)	54,119	55,897	$ 646,561	$ 609,351
Class C
Shares sold	456,305	590,588	$ 5,442,372	$ 6,323,524
Reinvestment of distributions	3,799	8,209	45,087	87,576
Shares redeemed	(136,368)	(141,658)	(1,624,800)	(1,492,459)
Net increase (decrease)	323,736	457,139	$ 3,862,659	$ 4,918,641
Asset Manager 20%
Shares sold	46,568,996	58,768,202	$ 559,492,195	$ 637,513,025
Reinvestment of distributions	2,030,191	6,354,880	24,198,981	67,864,384
Shares redeemed	(21,643,189)	(69,477,950)	(260,228,679)	(731,982,311)
Net increase (decrease)	26,955,998	(4,354,868)	$ 323,462,497	$ (26,604,902)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Institutional Class
Shares sold	57,302	137,005	$ 692,664	$ 1,434,782
Reinvestment of distributions	2,230	6,581	26,566	70,199
Shares redeemed	(18,367)	(66,987)	(220,660)	(711,929)
Net increase (decrease)	41,165	76,599	$ 498,570	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	221,509	414,025	$ 2,036,150	$ 3,417,018
Reinvestment of distributions	6,794	5,517	61,853	44,542
Shares redeemed	(62,238)	(76,929)	(576,391)	(581,256)
Net increase (decrease)	166,065	342,613	$ 1,521,612	$ 2,880,304
Class T
Shares sold	349,851	161,111	$ 3,244,024	$ 1,317,197
Reinvestment of distributions	3,606	4,011	32,818	32,253
Shares redeemed	(19,904)	(47,688)	(183,636)	(365,440)
Net increase (decrease)	333,553	117,434	$ 3,093,206	$ 984,010
Class B
Shares sold	39,604	79,409	$ 363,639	$ 635,086
Reinvestment of distributions	1,010	1,314	9,190	10,518
Shares redeemed	(13,002)	(50,703)	(119,778)	(394,045)
Net increase (decrease)	27,612	30,020	$ 253,051	$ 251,559
Class C
Shares sold	199,301	174,653	$ 1,833,338	$ 1,440,050
Reinvestment of distributions	3,170	4,010	28,823	32,219
Shares redeemed	(39,678)	(74,546)	(362,223)	(607,066)
Net increase (decrease)	162,793	104,117	$ 1,499,938	$ 865,203
Asset Manager 30%
Shares sold	3,514,729	6,904,812	$ 32,304,069	$ 55,910,068
Reinvestment of distributions	117,884	123,690	1,073,482	996,564
Shares redeemed	(1,289,802)	(3,262,135)	(11,846,658)	(25,731,823)
Net increase (decrease)	2,342,811	3,766,367	$ 21,530,893	$ 31,174,809
Institutional Class
Shares sold	30,868	85,817	$ 286,652	$ 690,781
Reinvestment of distributions	1,136	1,745	10,338	13,913
Shares redeemed	(7,283)	(26,231)	(67,139)	(202,728)
Net increase (decrease)	24,721	61,331	$ 229,851	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	434,360	949,479	$ 3,861,087	$ 6,910,670
Reinvestment of distributions	4,907	9,317	43,040	69,821
Shares redeemed	(254,611)	(867,182)	(2,277,427)	(6,423,492)
Net increase (decrease)	184,656	91,614	$ 1,626,700	$ 556,999
Class T
Shares sold	49,778	151,870	$ 446,512	$ 1,163,455
Reinvestment of distributions	2,488	5,024	21,767	38,279
Shares redeemed	(46,465)	(137,056)	(413,385)	(1,041,565)
Net increase (decrease)	5,801	19,838	$ 54,894	$ 160,169
Class B
Shares sold	23,582	75,414	$ 210,184	$ 591,777
Reinvestment of distributions	1,240	2,558	10,850	19,564
Shares redeemed	(41,326)	(97,756)	(368,716)	(742,267)
Net increase (decrease)	(16,504)	(19,784)	$ (147,682)	$ (130,926)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 40%
Class C
Shares sold	103,534	99,725	$ 931,609	$ 770,448
Reinvestment of distributions	1,673	2,748	14,677	20,997
Shares redeemed	(56,588)	(99,318)	(506,008)	(755,114)
Net increase (decrease)	48,619	3,155	$ 440,278	$ 36,331
Asset Manager 40%
Shares sold	2,611,137	3,849,199	$ 23,413,430	$ 29,825,562
Reinvestment of distributions	68,859	55,087	603,551	419,676
Shares redeemed	(551,769)	(1,075,285)	(4,940,798)	(8,018,930)
Net increase (decrease)	2,128,227	2,829,001	$ 19,076,183	$ 22,226,308
Institutional Class
Shares sold	22,794	13,481	$ 204,679	$ 108,903
Reinvestment of distributions	1,326	3,839	11,594	29,314
Shares redeemed	(24,971)	(70,040)	(223,926)	(528,051)
Net increase (decrease)	(851)	(52,720)	$ (7,653)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	779,010	1,405,280	$ 10,764,357	$ 16,539,899
Reinvestment of distributions	17,958	33,431	240,809	384,422
Shares redeemed	(285,304)	(364,826)	(3,922,084)	(4,155,231)
Net increase (decrease)	511,664	1,073,885	$ 7,083,082	$ 12,769,090
Class T
Shares sold	424,136	545,417	$ 5,941,755	$ 6,332,321
Reinvestment of distributions	6,206	13,658	83,070	157,088
Shares redeemed	(200,423)	(169,205)	(2,749,978)	(1,916,167)
Net increase (decrease)	229,919	389,870	$ 3,274,847	$ 4,573,242
Class B
Shares sold	79,902	180,306	$ 1,102,136	$ 2,100,830
Reinvestment of distributions	1,168	3,715	15,589	42,668
Shares redeemed	(42,971)	(85,486)	(594,208)	(956,143)
Net increase (decrease)	38,099	98,535	$ 523,517	$ 1,187,355
Class C
Shares sold	257,471	485,121	$ 3,545,684	$ 5,631,940
Reinvestment of distributions	2,542	6,698	33,906	76,866
Shares redeemed	(90,317)	(159,202)	(1,237,603)	(1,747,618)
Net increase (decrease)	169,696	332,617	$ 2,341,987	$ 3,961,188
Asset Manager 50%
Shares sold	22,059,505	32,974,289	$ 305,097,364	$ 383,017,644
Reinvestment of distributions	4,436,540	15,343,644	59,576,836	176,555,039
Shares redeemed	(31,863,793)	(89,247,824)	(440,114,261)	(998,197,300)
Net increase (decrease)	(5,367,748)	(40,929,891)	$ (75,440,061)	$ (438,624,617)
Institutional Class
Shares sold	125,198	160,648	$ 1,728,992	$ 1,795,413
Reinvestment of distributions	1,913	3,452	25,687	39,144
Shares redeemed	(35,199)	(20,390)	(482,912)	(236,895)
Net increase (decrease)	91,912	143,710	$ 1,271,767	$ 1,597,662

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 60%
Class A
Shares sold	724,365	626,963	$ 6,255,623	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(140,757)	(310,140)	(1,213,206)	(2,115,814)
Net increase (decrease)	594,229	323,920	$ 5,133,117	$ 2,338,356
Class T
Shares sold	113,965	416,315	$ 980,762	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(34,441)	(152,802)	(295,077)	(1,011,101)
Net increase (decrease)	84,029	267,092	$ 724,070	$ 1,882,275
Class B
Shares sold	67,083	142,861	$ 575,988	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(42,167)	(97,132)	(360,904)	(678,465)
Net increase (decrease)	26,084	46,838	$ 225,047	$ 352,904
Class C
Shares sold	203,958	185,591	$ 1,748,273	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(23,990)	(149,285)	(209,254)	(992,160)
Net increase (decrease)	182,868	38,016	$ 1,563,696	$ 349,266
Asset Manager 60%
Shares sold	4,671,297	6,524,913	$ 40,497,859	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(1,461,092)	(3,253,446)	(12,562,523)	(22,687,629)
Net increase (decrease)	3,316,913	3,313,972	$ 28,847,692	$ 24,546,076
Institutional Class
Shares sold	181,078	54,932	$ 1,565,279	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(47,939)	(55,951)	(414,195)	(394,752)
Net increase (decrease)	135,202	586	$ 1,168,722	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	1,170,142	2,173,509	$ 16,785,678	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,958	1,832,882
Shares redeemed	(874,733)	(2,500,085)	(12,419,366)	(28,216,639)
Net increase (decrease)	381,818	(152,843)	$ 5,587,270	$ (2,016,445)
Class T
Shares sold	188,159	558,875	$ 2,691,606	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(438,120)	(1,157,915)	(6,271,337)	(12,984,993)
Net increase (decrease)	(213,336)	(501,306)	$ (3,062,222)	$ (5,608,204)
Class B
Shares sold	66,207	175,683	$ 943,492	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(281,625)	(614,001)	(4,024,373)	(6,696,000)
Net increase (decrease)	(208,109)	(399,272)	$ (2,977,528)	$ (4,287,660)
Class C
Shares sold	494,202	421,289	$ 6,993,991	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(273,719)	(756,167)	(3,891,174)	(8,424,208)
Net increase (decrease)	240,857	(274,170)	$ 3,390,291	$ (2,885,470)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 70%
Asset Manager 70%
Shares sold	9,847,089	15,475,772	$ 141,260,941	$ 179,846,118
Reinvestment of distributions	2,604,238	4,628,030	36,823,923	48,825,720
Shares redeemed	(13,107,638)	(28,165,016)	(187,844,152)	(314,686,965)
Net increase (decrease)	(656,311)	(8,061,214)	$ (9,759,288)	$ (86,015,127)
Institutional Class
Shares sold	521,338	711,407	$ 7,410,409	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,191,823)	(501,161)	(17,127,361)	(5,787,688)
Net increase (decrease)	(652,648)	265,296	$ (9,464,552)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	1,317,539	1,227,157	$ 15,238,053	$ 11,123,956
Reinvestment of distributions	25,220	27,818	287,513	230,607
Shares redeemed	(315,704)	(419,528)	(3,655,377)	(3,964,719)
Net increase (decrease)	1,027,055	835,447	$ 11,870,189	$ 7,389,844
Class T
Shares sold	127,736	219,201	$ 1,465,911	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(93,807)	(107,692)	(1,064,025)	(922,904)
Net increase (decrease)	37,705	117,928	$ 444,856	$ 1,098,999
Class B
Shares sold	71,715	128,701	$ 822,899	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(32,452)	(75,871)	(377,653)	(628,100)
Net increase (decrease)	40,327	55,397	$ 457,346	$ 539,873
Class C
Shares sold	171,239	396,579	$ 1,946,434	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(70,507)	(215,928)	(808,601)	(1,937,775)
Net increase (decrease)	103,882	184,368	$ 1,173,555	$ 1,682,899
Asset Manager 85%
Shares sold	10,213,743	16,408,620	$ 118,846,778	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(5,940,189)	(10,231,882)	(68,783,878)	(90,681,889)
Net increase (decrease)	4,833,266	7,008,699	$ 56,471,608	$ 70,043,731
Institutional Class
Shares sold	303,747	106,499	$ 3,527,754	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(54,462)	(38,520)	(631,403)	(327,053)
Net increase (decrease)	252,524	69,844	$ 2,933,371	$ 594,922

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments
(Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-8888

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)

Automated line for quickest service

AR-USAN-0510
1.878279.102

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Class A, Class T, Class B, and Class C

Semiannual Report

March 31, 2010

Each Class A, Class T, Class B and Class C are
classes of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,044.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,043.70	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.65%
Actual		$ 1,000.00	$ 1,040.10	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,040.40	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,046.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,045.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,053.60	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.80	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,050.00	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,051.20	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,063.30	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,061.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,060.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,059.40	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,070.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,069.50	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.10	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.75%
Actual		$ 1,000.00	$ 1,067.20	$ 9.02
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.72%
Actual		$ 1,000.00	$ 1,072.50	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,072.20	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,078.50	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,076.60	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,073.90	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,073.30	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,083.90	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class T	1.38%
Actual		$ 1,000.00	$ 1,082.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.94
Class B	1.92%
Actual		$ 1,000.00	$ 1,079.60	$ 9.95
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.84%
Actual		$ 1,000.00	$ 1,080.50	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,085.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,085.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,093.90	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,092.40	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.94%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,089.30	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,094.60	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,094.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	14.3
Fannie Mae	12.5	15.7
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.3	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.6%	U.S. Government and U.S. Government Agency Obligations 32.8%
AAA,AA,A 10.3%	AAA,AA,A 12.4%
BBB 8.0%	BBB 10.7%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 20.6%	Equities 21.0%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 16.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Microsoft Corp.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.3
General Electric Co.	0.2	0.1
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 21.4%	Stock Class and Equity Futures 20.9%
Bond Class 53.8%	Bond Class 58.4%
Short-Term Class 24.8%	Short-Term Class 20.7%
* Includes Commodities & Related Investments of 1.0%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.9
Fidelity Information Technology Central Fund	2.7
Fidelity Financials Central Fund	2.4
Fidelity Health Care Central Fund	1.9
Fidelity Industrials Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Energy Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	0.8
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.7
Total Fixed-Income Central Funds	54.7
Money Market Central Funds	23.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 11.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,598,768	$ 26,975,209
Fidelity Consumer Discretionary Central Fund (b)	403,313	44,082,155
Fidelity Consumer Staples Central Fund (b)	333,640	41,267,909
Fidelity Emerging Markets Equity Central Fund (b)	111,249	21,222,971
Fidelity Energy Central Fund (b)	421,908	44,097,859
Fidelity Financials Central Fund (b)	1,033,835	66,372,209
Fidelity Health Care Central Fund (b)	460,048	53,190,758
Fidelity Industrials Central Fund (b)	400,986	48,583,504
Fidelity Information Technology Central Fund (b)	524,096	74,206,687
Fidelity International Equity Central Fund (b)	2,057,287	137,632,489
Fidelity Materials Central Fund (b)	113,106	16,184,285
Fidelity Telecom Services Central Fund (b)	109,753	11,649,168
Fidelity Utilities Central Fund (b)	164,225	14,844,312
TOTAL EQUITY CENTRAL FUNDS (Cost $583,277,841)		600,309,515
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	343,278	33,136,619
Fidelity High Income Central Fund 1 (b)	1,127,356	105,159,747
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,296,366
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Tactical Income Central Fund (b)	14,262,869	1,379,932,592
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,510,735,229)		1,518,228,958
Money Market Central Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	33,637,584	$ 33,637,584
Fidelity Money Market Central Fund, 0.35% (a)	625,550,134	625,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $659,187,718)		659,187,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,753,200,788)		2,777,726,191
NET OTHER ASSETS - 0.0%		246,813
NET ASSETS - 100%		$ 2,777,973,004
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,872
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	253,508
Fidelity Consumer Staples Central Fund	441,537
Fidelity Emerging Markets Equity Central Fund	30,793
Fidelity Energy Central Fund	193,596
Fidelity Financials Central Fund	211,931
Fidelity Floating Rate Central Fund	554,092
Fidelity Health Care Central Fund	200,880
Fidelity High Income Central Fund 1	3,850,694
Fidelity Industrials Central Fund	279,807
Fidelity Information Technology Central Fund	131,920
Fidelity International Equity Central Fund	715,701
Fidelity Materials Central Fund	118,432
Fidelity Money Market Central Fund	1,027,669
Fund	Income earned
Fidelity Tactical Income Central Fund	$ 26,310,996
Fidelity Telecom Services Central Fund	186,622
Fidelity Utilities Central Fund	234,078
Total	$ 34,802,885
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 26,996,735	$ 187,207	$ 26,975,209	14.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	3,602,261	10,929,865	44,082,155	8.1%
Fidelity Consumer Staples Central Fund	45,057,822	3,741,768	10,524,824	41,267,909	7.8%
Fidelity Emerging Markets Equity Central Fund	-	19,778,422	188,065	21,222,971	5.8%
Fidelity Energy Central Fund	54,207,979	3,898,138	15,538,488	44,097,859	7.8%
Fidelity Financials Central Fund	73,751,990	5,336,502	18,373,289	66,372,209	7.8%
Fidelity Floating Rate Central Fund	26,813,071	4,565,756	61,874	33,136,619	1.2%
Fidelity Health Care Central Fund	61,659,926	4,354,176	19,345,240	53,190,758	7.9%
Fidelity High Income Central Fund 1	92,773,272	7,499,998	279,145	105,159,747	18.7%
Fidelity Industrials Central Fund	52,695,777	3,860,434	15,275,906	48,583,504	8.0%
Fidelity Information Technology Central Fund	89,102,247	6,241,631	30,624,038	74,206,687	7.6%
Fidelity International Equity Central Fund	26,661,977	105,314,333	768,852	137,632,489	8.2%
Fidelity Materials Central Fund	20,193,264	1,364,981	7,000,683	16,184,285	8.1%
Fidelity Tactical Income Central Fund	1,291,110,352	205,052,595	145,384,007	1,379,932,592	31.4%
Fidelity Telecom Services Central Fund	15,219,399	1,087,524	5,261,895	11,649,168	8.0%
Fidelity Utilities Central Fund	16,532,066	1,465,606	3,435,045	14,844,312	8.0%
Total	$ 1,910,454,493	$ 404,160,860	$ 283,178,423	$ 2,118,538,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.0%
Japan	1.1%
Others (Individually Less Than 1%)	7.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $2,753,200,788) - See accompanying schedule:		$ 2,777,726,191
Receivable for investments sold		1,060,084
Receivable for fund shares sold		6,929,093
Distributions receivable from Fidelity Central Funds		5,919,831
Prepaid expenses		3,928
Receivable from investment adviser for expense reductions		25
Other receivables		21,925
Total assets		2,791,661,077

Liabilities
Payable for investments purchased	$ 7,689,069
Payable for fund shares redeemed	4,701,956
Accrued management fee	947,880
Distribution fees payable	24,863
Other affiliated payables	300,974
Other payables and accrued expenses	23,331
Total liabilities		13,688,073

Net Assets		$ 2,777,973,004
Net Assets consist of:
Paid in capital		$ 2,830,694,194
Undistributed net investment income		6,174,277
Accumulated undistributed net realized gain (loss) on investments		(83,420,870)
Net unrealized appreciation (depreciation) on investments		24,525,403
Net Assets		$ 2,777,973,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,041,108 ÷ 2,212,588 shares)		$ 12.22

Maximum offering price per share (100/94.25 of $12.22)		$ 12.97
Class T: Net Asset Value and redemption price per share ($13,483,792 ÷ 1,105,183 shares)		$ 12.20

Maximum offering price per share (100/96.50 of $12.20)		$ 12.64
Class B: Net Asset Value and offering price per share ($3,466,988 ÷ 284,539 shares)A		$ 12.18

Class C: Net Asset Value and offering price per share ($13,451,550 ÷ 1,105,290 shares)A		$ 12.17

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,717,232,972 ÷ 222,044,268 shares)		$ 12.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,296,594 ÷ 269,445 shares)		$ 12.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 9
Income from Fidelity Central Funds		34,802,885
Total income		34,802,894

Expenses
Management fee	$ 5,341,606
Transfer agent fees	1,334,877
Distribution fees	134,671
Accounting fees and expenses	414,894
Custodian fees and expenses	2,501
Independent trustees' compensation	4,183
Registration fees	96,927
Audit	20,878
Legal	8,578
Miscellaneous	19,997
Total expenses before reductions	7,379,112
Expense reductions	(77,770)	7,301,342
Net investment income (loss)		27,501,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	955,461
Fidelity Central Funds	19,188,280
Capital gain distributions from Fidelity Central Funds	88,110
Total net realized gain (loss)		20,231,851
Change in net unrealized appreciation (depreciation) on investment securities		67,913,261
Net gain (loss)		88,145,112
Net increase (decrease) in net assets resulting from operations		$ 115,646,664

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,501,552	$ 65,126,858
Net realized gain (loss)	20,231,851	(30,879,729)
Change in net unrealized appreciation (depreciation)	67,913,261	107,713,614
Net increase (decrease) in net assets resulting from operations	115,646,664	141,960,743
Distributions to shareholders from net investment income	(24,559,028)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,161)	-
Total distributions	(25,622,189)	(71,793,201)
Share transactions - net increase (decrease)	333,138,312	(1,051,686)
Total increase (decrease) in net assets	423,162,787	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,174,277 and undistributed net investment income of $3,231,753, respectively)	$ 2,777,973,004	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.11	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.48	(1.27)	.40
Total from investment operations	.53	.81	(.88)	.88
Distributions from net investment income	(.10)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.11) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.22	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	4.48%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.83% A	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.83% A	.87%	.86%	.87% A
Expenses net of all reductions	.83% A	.87%	.86%	.87% A
Net investment income (loss)	1.88% A	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,041	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.45
Net realized and unrealized gain (loss)	.41	.48	(1.28)	.40
Total from investment operations	.51	.78	(.92)	.85
Distributions from net investment income	(.09)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.09) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.20	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	4.37%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09% A	1.11%	1.12%	1.11% A
Net investment income (loss)	1.62% A	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,484	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.06	.24	.29	.39
Net realized and unrealized gain (loss)	.41	.49	(1.27)	.38
Total from investment operations	.47	.73	(.98)	.77
Distributions from net investment income	(.06)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.18	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	4.01%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.65%	1.66%	1.65% A
Net investment income (loss)	1.07% A	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,467	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.24	.29	.39
Net realized and unrealized gain (loss)	.40	.49	(1.26)	.38
Total from investment operations	.47	.73	(.97)	.77
Distributions from net investment income	(.06)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.17	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	4.04%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.61% A	1.63%	1.64%	1.64% A
Net investment income (loss)	1.10% A	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,452	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.13	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.41	.50	(1.28)	.38	.39	.74
Total from investment operations	.54	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)	-
Total distributions	(.12) H	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 12.24	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return B,C	4.62%	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.56% A	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	2.15% A	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,717,233	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate E	30% A	16%	5%	6%	81% G	81% G

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. G Portfolio turnover rate excludes securities received or delivered in-kind. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.13	.36	.42	.53
Net realized and unrealized gain (loss)	.40	.50	(1.27)	.38
Total from investment operations	.53	.86	(.85)	.91
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.23	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	4.54%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.54% A	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.54% A	.56%	.57%	.59% A
Expenses net of all reductions	.54% A	.56%	.56%	.59% A
Net investment income (loss)	2.17% A	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,297	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	13.8
Fannie Mae	12.5	15.2
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.4	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	33.0
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.7%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 10.3%	AAA,AA,A 11.5%
BBB 8.1%	BBB 10.5%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 29.9%	Equities 30.3%
Short-Term Investments and Net Other Assets 12.6%	Short-Term Investments and Net Other Assets 9.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Microsoft Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.4
General Electric Co.	0.2	0.1
	1.6
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 31.0%	Stock Class and Equity Futures 30.3%
Bond Class 54.0%	Bond Class 56.6%
Short-Term Class 15.0%	Short-Term Class 13.1%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Information Technology Central Fund	4.0
Fidelity Financials Central Fund	3.6
Fidelity Health Care Central Fund	2.8
Fidelity Industrials Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.3
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.8
Total Fixed-Income Central Funds	54.8
Money Market Central Funds	13.7
Net Other Assets	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	94,063	$ 976,374
Fidelity Consumer Discretionary Central Fund (b)	21,109	2,307,228
Fidelity Consumer Staples Central Fund (b)	18,159	2,246,111
Fidelity Emerging Markets Equity Central Fund (b)	7,224	1,378,166
Fidelity Energy Central Fund (b)	22,273	2,327,997
Fidelity Financials Central Fund (b)	58,462	3,753,271
Fidelity Health Care Central Fund (b)	24,669	2,852,207
Fidelity Industrials Central Fund (b)	20,738	2,512,608
Fidelity Information Technology Central Fund (b)	28,909	4,093,259
Fidelity International Equity Central Fund (b)	113,432	7,588,572
Fidelity Materials Central Fund (b)	5,919	847,004
Fidelity Telecom Services Central Fund (b)	5,633	597,906
Fidelity Utilities Central Fund (b)	8,833	798,434
TOTAL EQUITY CENTRAL FUNDS (Cost $30,866,838)		32,279,137
Fixed-Income Central Funds - 54.8%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	12,672	1,223,239
Fidelity High Income Central Fund 1 (b)	41,903	3,908,725
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,131,964
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Tactical Income Central Fund (b)	531,881	51,459,452
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,390,924)		56,591,416
Money Market Central Funds - 13.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	4,203,151	$ 4,203,151
Fidelity Money Market Central Fund, 0.35% (a)	9,900,000	9,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,103,151)		14,103,151
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $99,360,913)		102,973,704
NET OTHER ASSETS - 0.3%		325,855
NET ASSETS - 100%		$ 103,299,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,951
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	12,427
Fidelity Consumer Staples Central Fund	22,280
Fidelity Emerging Markets Equity Central Fund	1,684
Fidelity Energy Central Fund	9,993
Fidelity Financials Central Fund	10,846
Fidelity Floating Rate Central Fund	19,474
Fidelity Health Care Central Fund	10,016
Fidelity High Income Central Fund 1	129,647
Fidelity Industrials Central Fund	13,618
Fidelity Information Technology Central Fund	6,637
Fidelity International Equity Central Fund	35,768
Fidelity Materials Central Fund	5,632
Fidelity Money Market Central Fund	14,469
Fidelity Tactical Income Central Fund	875,600
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 9,306
Fidelity Utilities Central Fund	11,569
Total	$ 1,193,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 975,811	$ 505	$ 976,374	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	496,394	676,938	2,307,228	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	599,442	627,624	2,246,111	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,274,966	751	1,378,166	0.4%
Fidelity Energy Central Fund	2,396,832	833,769	989,703	2,327,997	0.4%
Fidelity Financials Central Fund	3,391,587	1,106,152	1,064,939	3,753,271	0.4%
Fidelity Floating Rate Central Fund	855,694	302,629	665	1,223,239	0.0%
Fidelity Health Care Central Fund	2,790,440	628,664	884,643	2,852,207	0.4%
Fidelity High Income Central Fund 1	2,726,495	1,011,398	2,165	3,908,725	0.7%
Fidelity Industrials Central Fund	2,346,736	538,236	734,854	2,512,608	0.4%
Fidelity Information Technology Central Fund	3,965,785	960,177	1,291,174	4,093,259	0.4%
Fidelity International Equity Central Fund	713,202	6,648,943	87,583	7,588,572	0.5%
Fidelity Materials Central Fund	822,400	190,747	248,708	847,004	0.4%
Fidelity Tactical Income Central Fund	37,975,333	14,538,491	2,012,258	51,459,452	1.2%
Fidelity Telecom Services Central Fund	608,687	136,476	175,244	597,906	0.4%
Fidelity Utilities Central Fund	808,087	214,584	236,041	798,434	0.4%
Total	$ 63,678,345	$ 30,456,879	$ 9,033,795	$ 88,870,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
United Kingdom	2.6%
Japan	1.6%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $99,360,913) - See accompanying schedule:		$ 102,973,704
Receivable for investments sold		33,137
Receivable for fund shares sold		622,095
Distributions receivable from Fidelity Central Funds		190,104
Prepaid expenses		107
Other receivables		1,029
Total assets		103,820,176

Liabilities
Payable for investments purchased	$ 307,678
Payable for fund shares redeemed	132,172
Accrued management fee	38,305
Distribution fees payable	7,673
Other affiliated payables	11,376
Other payables and accrued expenses	23,413
Total liabilities		520,617

Net Assets		$ 103,299,559
Net Assets consist of:
Paid in capital		$ 98,719,261
Undistributed net investment income		193,542
Accumulated undistributed net realized gain (loss) on investments		773,965
Net unrealized appreciation (depreciation) on investments		3,612,791
Net Assets		$ 103,299,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,035,189 ÷ 642,546 shares)		$ 9.39

Maximum offering price per share (100/94.25 of $9.39)		$ 9.96
Class T: Net Asset Value and redemption price per share ($5,397,619 ÷ 575,055 shares)		$ 9.39

Maximum offering price per share (100/96.50 of $9.39)		$ 9.73
Class B: Net Asset Value and offering price per share ($1,061,904 ÷ 113,181 shares)A		$ 9.38

Class C: Net Asset Value and offering price per share ($4,122,038 ÷ 440,014 shares)A		$ 9.37

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($85,647,159 ÷ 9,113,072 shares)		$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,035,650 ÷ 110,202 shares)		$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 1,193,314

Expenses
Management fee	$ 181,812
Transfer agent fees	44,943
Distribution fees	36,161
Accounting fees and expenses	18,133
Custodian fees and expenses	2,441
Independent trustees' compensation	133
Registration fees	36,857
Audit	25,045
Legal	227
Miscellaneous	977
Total expenses before reductions	346,729
Expense reductions	(30,448)	316,281
Net investment income (loss)		877,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,397
Fidelity Central Funds	1,763,907
Capital gain distributions from Fidelity Central Funds	980
Total net realized gain (loss)		1,806,284
Change in net unrealized appreciation (depreciation) on investment securities		2,005,219
Net gain (loss)		3,811,503
Net increase (decrease) in net assets resulting from operations		$ 4,688,536

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 877,033	$ 1,179,609
Net realized gain (loss)	1,806,284	7,974
Change in net unrealized appreciation (depreciation)	2,005,219	4,625,475
Net increase (decrease) in net assets resulting from operations	4,688,536	5,813,058
Distributions to shareholders from net investment income	(841,130)	(1,165,886)
Distributions to shareholders from net realized gain	(414,379)	-
Total distributions	(1,255,509)	(1,165,886)
Share transactions - net increase (decrease)	28,128,551	36,657,851
Total increase (decrease) in net assets	31,561,578	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $193,542 and undistributed net investment income of $157,639, respectively)	$ 103,299,559	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.22	.24
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.48	.62	(1.15)
Distributions from net investment income	(.09)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.13) I	(.24)	(.19)
Net asset value, end of period	$ 9.39	$ 9.04	$ 8.66
Total Return B,C,D	5.36%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.99% A	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.98% A
Net investment income (loss)	1.84% A	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 4,305	$ 1,159
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22
Net realized and unrealized gain (loss)	.41	.40	(1.40)
Total from investment operations	.48	.60	(1.18)
Distributions from net investment income	(.08)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.12) I	(.22)	(.17)
Net asset value, end of period	$ 9.39	$ 9.03	$ 8.65
Total Return B,C,D	5.38%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.20% A
Expenses net of all reductions	1.15% A	1.14%	1.20% A
Net investment income (loss)	1.59% A	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,398	$ 2,181	$ 1,074
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.45	.56	(1.22)
Distributions from net investment income	(.05)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.13)
Net asset value, end of period	$ 9.38	$ 9.03	$ 8.65
Total Return B,C,D	5.00%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.65%	1.73% A
Net investment income (loss)	1.09% A	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,062	$ 773	$ 480
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.41	.39	(1.39)
Total from investment operations	.46	.55	(1.22)
Distributions from net investment income	(.05)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.14)
Net asset value, end of period	$ 9.37	$ 9.01	$ 8.64
Total Return B,C,D	5.12%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.65% A	1.64%	1.70% A
Net investment income (loss)	1.09% A	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,122	$ 2,499	$ 1,495
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.90%	1.24% A
Expenses net of fee waivers, if any	.65% A	.65%	.73% A
Expenses net of all reductions	.64% A	.65%	.72% A
Net investment income (loss)	2.09% A	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,647	$ 61,207	$ 26,016
Portfolio turnover rate E	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.65%	.75% A
Expenses net of all reductions	.64% A	.65%	.75% A
Net investment income (loss)	2.09% A	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036	$ 773	$ 209
Portfolio turnover rate E	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	12.0
Fannie Mae	11.1	13.2
Freddie Mac	1.7	1.9
Government National Mortgage Association	1.2	0.5
Morgan Stanley Capital I Trust	0.5	0.4
	29.2
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 28.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 9.3%	AAA,AA,A 10.0%
BBB 7.0%	BBB 9.1%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.6%	Not Rated 0.2%
Equities 39.2%	Equities 40.4%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Microsoft Corp.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
General Electric Co.	0.3	0.1
	2.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 40.3%	Stock Class and Equity Futures 40.3%
Bond Class 48.3%	Bond Class 49.7%
Short-Term Class 11.4%	Short-Term Class 10.0%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.5
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	5.1
Fidelity Health Care Central Fund	3.6
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.9
Fidelity Consumer Discretionary Central Fund	2.8
Fidelity Emerging Markets Equity Central Fund	1.9
Fidelity Materials Central Fund	1.0
Fidelity Utilities Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Total Equity Central Funds	40.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	44.0
Total Fixed-Income Central Funds	48.9
Money Market Central Funds	9.6
Net Other Assets	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 18.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	60,872	$ 631,852
Fidelity Consumer Discretionary Central Fund (b)	17,731	1,938,033
Fidelity Consumer Staples Central Fund (b)	16,063	1,986,858
Fidelity Emerging Markets Equity Central Fund (b)	6,939	1,323,763
Fidelity Energy Central Fund (b)	19,554	2,043,825
Fidelity Financials Central Fund (b)	53,994	3,466,396
Fidelity Health Care Central Fund (b)	21,148	2,445,182
Fidelity Industrials Central Fund (b)	17,897	2,168,388
Fidelity Information Technology Central Fund (b)	24,696	3,496,760
Fidelity International Equity Central Fund (b)	97,509	6,523,356
Fidelity Materials Central Fund (b)	5,001	715,607
Fidelity Telecom Services Central Fund (b)	4,799	509,366
Fidelity Utilities Central Fund (b)	7,641	690,677
TOTAL EQUITY CENTRAL FUNDS (Cost $26,842,914)		27,940,063
Fixed-Income Central Funds - 48.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	8,525	822,900
Fidelity High Income Central Fund 1 (b)	27,684	2,582,321
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,405,221
Investment Grade Fixed-Income Funds - 44.0%
Fidelity Tactical Income Central Fund (b)	312,212	30,206,498
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $32,360,003)		33,611,719
Money Market Central Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	2,737,649	$ 2,737,649
Fidelity Money Market Central Fund, 0.35% (a)	3,900,000	3,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $6,637,649)		6,637,649
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $65,840,566)		68,189,431
NET OTHER ASSETS - 0.8%		524,341
NET ASSETS - 100%		$ 68,713,772
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,233
Fidelity Commodity Strategy Central Fund	247
Fidelity Consumer Discretionary Central Fund	10,313
Fidelity Consumer Staples Central Fund	18,807
Fidelity Emerging Markets Equity Central Fund	1,584
Fidelity Energy Central Fund	8,423
Fidelity Financials Central Fund	9,222
Fidelity Floating Rate Central Fund	12,465
Fidelity Health Care Central Fund	8,397
Fidelity High Income Central Fund 1	82,774
Fidelity Industrials Central Fund	11,427
Fidelity Information Technology Central Fund	5,602
Fidelity International Equity Central Fund	30,600
Fidelity Materials Central Fund	4,631
Fidelity Money Market Central Fund	5,661
Fidelity Tactical Income Central Fund	491,354
Fidelity Telecom Services Central Fund	7,693
Fund	Income earned
Fidelity Utilities Central Fund	$ 9,733
Total	$ 721,166
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 635,995	$ 5,474	$ 631,852	0.3%
Fidelity Consumer Discretionary Central Fund	1,624,457	456,241	430,717	1,938,033	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	597,197	346,593	1,986,858	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	918,753	151,952	1,323,763	0.4%
Fidelity Energy Central Fund	1,817,976	709,846	570,425	2,043,825	0.4%
Fidelity Financials Central Fund	2,548,251	1,187,114	567,848	3,466,396	0.4%
Fidelity Floating Rate Central Fund	543,882	243,198	6,574	822,900	0.0%
Fidelity Health Care Central Fund	2,107,215	567,028	506,297	2,445,182	0.4%
Fidelity High Income Central Fund 1	1,698,998	792,935	20,802	2,582,321	0.5%
Fidelity Industrials Central Fund	1,766,313	508,998	424,139	2,168,388	0.4%
Fidelity Information Technology Central Fund	2,988,886	860,931	763,487	3,496,760	0.4%
Fidelity International Equity Central Fund	1,791,219	4,713,133	232,721	6,523,356	0.4%
Fidelity Materials Central Fund	624,751	163,009	144,867	715,607	0.4%
Fidelity Tactical Income Central Fund	20,638,811	10,549,186	1,521,143	30,206,498	0.7%
Fidelity Telecom Services Central Fund	458,806	121,683	95,789	509,366	0.3%
Fidelity Utilities Central Fund	616,276	202,593	139,825	690,677	0.4%
Total	$ 41,278,643	$ 23,227,840	$ 5,928,653	$ 61,551,782
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	3.0%
Japan	2.2%
Switzerland	1.1%
France	1.0%
Canada	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $65,840,566) - See accompanying schedule:		$ 68,189,431
Receivable for investments sold		17,367
Receivable for fund shares sold		784,004
Distributions receivable from Fidelity Central Funds		111,348
Prepaid expenses		67
Other receivables		891
Total assets		69,103,108

Liabilities
Payable for investments purchased	$ 251,636
Payable for fund shares redeemed	78,160
Accrued management fee	23,795
Distribution fees payable	4,348
Other affiliated payables	7,985
Other payables and accrued expenses	23,412
Total liabilities		389,336

Net Assets		$ 68,713,772
Net Assets consist of:
Paid in capital		$ 65,100,439
Undistributed net investment income		242,574
Accumulated undistributed net realized gain (loss) on investments		1,021,894
Net unrealized appreciation (depreciation) on investments		2,348,865
Net Assets		$ 68,713,772

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,764,404 ÷ 517,655 shares)		$ 9.20

Maximum offering price per share (100/94.25 of $9.20)		$ 9.76
Class T: Net Asset Value and redemption price per share ($2,245,627 ÷ 244,276 shares)		$ 9.19

Maximum offering price per share (100/96.50 of $9.19)		$ 9.52
Class B: Net Asset Value and offering price per share ($1,173,433 ÷ 127,728 shares)A		$ 9.19

Class C: Net Asset Value and offering price per share ($1,988,221 ÷ 216,380 shares)A		$ 9.19

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($57,572,780 ÷ 6,254,345 shares)		$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($969,307 ÷ 105,292 shares)		$ 9.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 5
Income from Fidelity Central Funds		721,166
Total income		721,171

Expenses
Management fee	$ 116,345
Transfer agent fees	31,999
Distribution fees	23,818
Accounting fees and expenses	11,604
Custodian fees and expenses	2,441
Independent trustees' compensation	85
Registration fees	33,660
Audit	25,045
Legal	144
Miscellaneous	852
Total expenses before reductions	245,993
Expense reductions	(43,665)	202,328
Net investment income (loss)		518,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,812
Fidelity Central Funds	1,179,418
Capital gain distributions from Fidelity Central Funds	380
Total net realized gain (loss)		1,204,610
Change in net unrealized appreciation (depreciation) on investment securities		1,794,535
Net gain (loss)		2,999,145
Net increase (decrease) in net assets resulting from operations		$ 3,517,988

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 518,843	$ 733,859
Net realized gain (loss)	1,204,610	80,985
Change in net unrealized appreciation (depreciation)	1,794,535	3,304,055
Net increase (decrease) in net assets resulting from operations	3,517,988	4,118,899
Distributions to shareholders from net investment income	(533,107)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(718,265)	(608,662)
Share transactions - net increase (decrease)	21,042,720	22,459,047
Total increase (decrease) in net assets	23,842,443	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $242,574 and undistributed net investment income of $256,838, respectively)	$ 68,713,772	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.20	.23
Net realized and unrealized gain (loss)	.47	.34	(1.66)
Total from investment operations	.55	.54	(1.43)
Distributions from net investment income	(.09)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.19)	(.15)
Net asset value, end of period	$ 9.20	$ 8.77	$ 8.42
Total Return B,C,D	6.33%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	1.00% A
Expenses net of all reductions	.89% A	.90%	1.00% A
Net investment income (loss)	1.69% A	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,764	$ 2,921	$ 2,033
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.18	.21
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.54	.53	(1.45)
Distributions from net investment income	(.08)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.18)	(.14)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	6.19%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.15%	1.25% A
Net investment income (loss)	1.44% A	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,246	$ 2,089	$ 1,840
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.52	.49	(1.50)
Distributions from net investment income	(.05)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08)	(.14)	(.10)
Net asset value, end of period	$ 9.19	$ 8.75	$ 8.40
Total Return B,C,D	6.04%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.65%	1.77% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 1,263	$ 1,378
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.52	.48	(1.49)
Distributions from net investment income	(.06)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.13)	(.10)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	5.94%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.65%	1.76% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,988	$ 1,469	$ 1,384
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.05%	1.68% A
Expenses net of fee waivers, if any	.65% A	.65%	.72% A
Expenses net of all reductions	.64% A	.64%	.72% A
Net investment income (loss)	1.94% A	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,573	$ 36,198	$ 10,929
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.76% A
Expenses net of all reductions	.64% A	.65%	.76% A
Net investment income (loss)	1.94% A	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969	$ 931	$ 1,339
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.7	0.4
Procter & Gamble Co.	0.5	0.5
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
Nestle SA	0.3	0.3
JPMorgan Chase & Co.	0.3	0.2
Morgan Stanley	0.3	0.3
Hewlett-Packard Co.	0.3	0.3
Pfizer, Inc.	0.3	0.5
	4.4
Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.2	10.5
Fannie Mae	9.2	11.6
Freddie Mac	1.4	1.7
Government National Mortgage Association	1.0	0.4
Morgan Stanley Capital I Trust	0.4	0.4
	24.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 52.3%	Stock Class and Equity Futures 51.0%
Bond Class 41.0%	Bond Class 44.1%
Short-Term Class 6.7%	Short-Term Class 4.9%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.8
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.8
Fidelity Industrials Central Fund	4.3
Fidelity Energy Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Consumer Staples Central Fund	3.7
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	53.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	36.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.3
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	8,265,114	$ 85,791,881
Fidelity Consumer Discretionary Central Fund (b)	2,288,475	250,130,275
Fidelity Consumer Staples Central Fund (b)	1,888,667	233,609,255
Fidelity Emerging Markets Equity Central Fund (b)	850,715	162,290,817
Fidelity Energy Central Fund (b)	2,409,271	251,816,973
Fidelity Financials Central Fund (b)	5,878,987	377,430,989
Fidelity Health Care Central Fund (b)	2,634,385	304,587,618
Fidelity Industrials Central Fund (b)	2,279,636	276,200,647
Fidelity Information Technology Central Fund (b)	3,140,426	444,652,966
Fidelity International Equity Central Fund (b)	11,246,343	752,380,357
Fidelity Materials Central Fund (b)	633,498	90,647,266
Fidelity Telecom Services Central Fund (b)	612,997	65,063,468
Fidelity Utilities Central Fund (b)	921,303	83,276,606
TOTAL EQUITY CENTRAL FUNDS (Cost $3,293,946,200)		3,377,879,118
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	801,185	77,338,426
Fidelity High Income Central Fund 1 (b)	2,671,866	249,231,694
TOTAL HIGH YIELD FIXED-INCOME FUNDS		326,570,120
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Tactical Income Central Fund (b)	24,016,539	2,323,600,155
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,645,108,107)		2,650,170,275
Money Market Central Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	66,159,049	$ 66,159,049
Fidelity Money Market Central Fund, 0.35% (a)	274,013,442	274,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $340,172,491)		340,172,491
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,279,226,798)		6,368,221,884
NET OTHER ASSETS - 0.0%		(1,048,167)
NET ASSETS - 100%		$ 6,367,173,717
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,454
Fidelity Commodity Strategy Central Fund	30,031
Fidelity Consumer Discretionary Central Fund	1,477,384
Fidelity Consumer Staples Central Fund	2,580,047
Fidelity Emerging Markets Equity Central Fund	246,453
Fidelity Energy Central Fund	1,141,934
Fidelity Financials Central Fund	1,247,308
Fidelity Floating Rate Central Fund	1,405,531
Fidelity Health Care Central Fund	1,173,004
Fidelity High Income Central Fund 1	9,480,316
Fidelity Industrials Central Fund	1,636,482
Fidelity Information Technology Central Fund	776,465
Fidelity International Equity Central Fund	4,144,582
Fidelity Materials Central Fund	693,717
Fidelity Money Market Central Fund	362,527
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	47,021,308
Fidelity Telecom Services Central Fund	1,083,884
Fidelity Utilities Central Fund	1,350,982
Total	$ 75,924,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 87,616,137	$ -	$ 85,791,881	45.5%
Fidelity Consumer Discretionary Central Fund	279,022,577	1,931,740	69,607,267	250,130,275	45.9%
Fidelity Consumer Staples Central Fund	280,859,348	3,028,661	67,931,633	233,609,255	44.3%
Fidelity Emerging Markets Equity Central Fund	68,820,196	78,197,522	442,921	162,290,817	44.2%
Fidelity Energy Central Fund	305,884,194	1,650,859	66,457,285	251,816,973	44.8%
Fidelity Financials Central Fund	406,649,295	1,952,227	64,577,232	377,430,989	44.1%
Fidelity Floating Rate Central Fund	71,402,355	1,405,531	-	77,338,426	2.8%
Fidelity Health Care Central Fund	358,614,937	1,738,021	94,386,343	304,587,618	45.1%
Fidelity High Income Central Fund 1	230,888,991	9,480,348	3,797,630	249,231,694	44.4%
Fidelity Industrials Central Fund	327,227,002	2,122,679	95,649,113	276,200,647	45.7%
Fidelity Information Technology Central Fund	544,365,539	1,610,158	157,422,815	444,652,966	45.5%
Fidelity International Equity Central Fund	256,653,011	469,540,501	6,896,818	752,380,357	44.9%
Fidelity Materials Central Fund	126,132,911	862,797	45,619,255	90,647,266	45.2%
Fidelity Tactical Income Central Fund	2,437,845,914	52,155,762	219,710,612	2,323,600,155	52.9%
Fidelity Telecom Services Central Fund	95,578,669	1,208,823	35,061,930	65,063,468	44.7%
Fidelity Utilities Central Fund	95,566,059	1,519,316	15,516,293	83,276,606	45.1%
Total	$ 5,885,510,998	$ 716,021,082	$ 943,077,147	$ 6,028,049,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.9%
AAA,AA,A	7.9%
BBB	5.6%
BB	2.4%
B	2.1%
CCC,CC,C	0.9%
D	0.0%*
Not Rated	0.6%
Equities	51.2%
Short-Term Investments and Net Other Assets	5.4%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.6%
United Kingdom	3.6%
Japan	2.6%
Switzerland	1.4%
France	1.4%
Bermuda	1.2%
China	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,279,226,798) - See accompanying schedule:		$ 6,368,221,884
Receivable for investments sold		2,734,121
Receivable for fund shares sold		4,839,306
Distributions receivable from Fidelity Central Funds		9,329,389
Prepaid expenses		10,361
Other receivables		341,825
Total assets		6,385,476,886

Liabilities
Payable for investments purchased	$ 9,242,821
Payable for fund shares redeemed	5,109,879
Accrued management fee	2,676,103
Distribution fees payable	26,116
Other affiliated payables	1,023,335
Other payables and accrued expenses	224,915
Total liabilities		18,303,169

Net Assets		$ 6,367,173,717
Net Assets consist of:
Paid in capital		$ 6,753,923,665
Undistributed net investment income		23,174,100
Accumulated undistributed net realized gain (loss) on investments		(498,919,134)
Net unrealized appreciation (depreciation) on investments		88,995,086
Net Assets		$ 6,367,173,717

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,387,967 ÷ 2,405,099 shares)		$ 14.30

Maximum offering price per share (100/94.25 of $14.30)		$ 15.17
Class T: Net Asset Value and redemption price per share ($14,900,731 ÷ 1,042,906 shares)		$ 14.29

Maximum offering price per share (100/96.50 of $14.29)		$ 14.81
Class B: Net Asset Value and offering price per share ($4,247,205 ÷ 298,059 shares)A		$ 14.25

Class C: Net Asset Value and offering price per share ($11,890,563 ÷ 835,285 shares)A		$ 14.24

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,297,854,209 ÷ 439,243,388 shares)		$ 14.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,893,042 ÷ 271,781 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 75,924,663

Expenses
Management fee	$ 15,721,284
Transfer agent fees	5,526,747
Distribution fees	139,037
Accounting fees and expenses	707,993
Custodian fees and expenses	2,501
Independent trustees' compensation	10,948
Appreciation in deferred trustee compensation account	390
Registration fees	71,547
Audit	22,648
Legal	30,769
Miscellaneous	39,130
Total expenses before reductions	22,272,994
Expense reductions	(492,742)	21,780,252
Net investment income (loss)		54,144,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,015,758
Fidelity Central Funds	17,043,863
Capital gain distributions from Fidelity Central Funds	25,203
Total net realized gain (loss)		24,084,824
Change in net unrealized appreciation (depreciation) on investment securities		352,550,596
Net gain (loss)		376,635,420
Net increase (decrease) in net assets resulting from operations		$ 430,779,831

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,144,411	$ 149,861,206
Net realized gain (loss)	24,084,824	(80,047,789)
Change in net unrealized appreciation (depreciation)	352,550,596	265,477,776
Net increase (decrease) in net assets resulting from operations	430,779,831	335,291,193
Distributions to shareholders from net investment income	(62,075,403)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(62,075,403)	(183,355,430)
Share transactions - net increase (decrease)	(60,944,861)	(414,536,080)
Total increase (decrease) in net assets	307,759,567	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $23,174,100 and undistributed net investment income of $31,105,092, respectively)	$ 6,367,173,717	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.43
Net realized and unrealized gain (loss)	.85	.60	(2.96)	1.45
Total from investment operations	.95	.90	(2.60)	1.88
Distributions from net investment income	(.13)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.30	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.08%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	.96% A	1.02%	.99%	1.01% A
Expenses net of all reductions	.94% A	1.01%	.98%	1.00% A
Net investment income (loss)	1.51% A	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,388	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.27	.33	.39
Net realized and unrealized gain (loss)	.84	.60	(2.96)	1.46
Total from investment operations	.93	.87	(2.63)	1.85
Distributions from net investment income	(.11)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.11)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.29	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	6.95%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22% A	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22% A	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.28%	1.23%	1.23% A
Net investment income (loss)	1.25% A	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,901	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.24	.30
Net realized and unrealized gain (loss)	.83	.60	(2.96)	1.46
Total from investment operations	.88	.81	(2.72)	1.76
Distributions from net investment income	(.07)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.07)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.25	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.61%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78% A	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78% A	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.76% A	1.84%	1.79%	1.78% A
Net investment income (loss)	.69% A	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,247	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.25	.31
Net realized and unrealized gain (loss)	.85	.59	(2.95)	1.45
Total from investment operations	.90	.80	(2.70)	1.76
Distributions from net investment income	(.08)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.24	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.72%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.75% A	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73% A	1.81%	1.76%	1.74% A
Net investment income (loss)	.72% A	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,891	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) D	.12	.33	.41	.49	.45	.41 F
Net realized and unrealized gain (loss)	.85	.60	(2.97)	1.41	.73	.69
Total from investment operations	.97	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.14)	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.14)	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 14.34	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return B, C	7.25%	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.70% A	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	1.76% A	2.85%	2.74%	2.93%	2.79%	2.55% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,297,854	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate E	28% A	15%	8%	12%	65% H	32% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.34	.42	.48
Net realized and unrealized gain (loss)	.85	.59	(2.98)	1.46
Total from investment operations	.97	.93	(2.56)	1.94
Distributions from net investment income	(.15)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.15)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.32	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.22%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.68% A	.69%	.67%	.72% A
Expenses net of all reductions	.66% A	.69%	.67%	.72% A
Net investment income (loss)	1.80% A	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,893	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.8	0.5
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.4
Nestle SA	0.4	0.4
Regions Financial Corp.	0.4	0.0
MasterCard, Inc. Class A	0.3	0.0
	5.0
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 60.6%	Stock Class and Equity Futures 59.3%
Bond Class 35.4%	Bond Class 37.0%
Short-Term Class 4.0%	Short-Term Class 3.7%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	7.8
Fidelity Financials Central Fund	7.5
Fidelity Health Care Central Fund	5.3
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.5
Fidelity Consumer Discretionary Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.3
Fidelity Emerging Markets Equity Central Fund	3.0
Fidelity Materials Central Fund	1.6
Fidelity Utilities Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	61.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	31.0
Total Fixed-Income Central Funds	36.0
Money Market Central Funds	2.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	141,811	$ 1,472,001
Fidelity Consumer Discretionary Central Fund (a)	42,750	4,672,549
Fidelity Consumer Staples Central Fund (a)	38,100	4,712,586
Fidelity Emerging Markets Equity Central Fund (a)	17,394	3,318,324
Fidelity Energy Central Fund (a)	46,492	4,859,320
Fidelity Financials Central Fund (a)	126,957	8,150,630
Fidelity Health Care Central Fund (a)	50,239	5,808,597
Fidelity Industrials Central Fund (a)	42,978	5,207,194
Fidelity Information Technology Central Fund (a)	59,697	8,452,448
Fidelity International Equity Central Fund (a)	230,728	15,435,703
Fidelity Materials Central Fund (a)	12,025	1,720,649
Fidelity Telecom Services Central Fund (a)	11,393	1,209,295
Fidelity Utilities Central Fund (a)	18,108	1,636,806
TOTAL EQUITY CENTRAL FUNDS (Cost $62,026,254)		66,656,102
Fixed-Income Central Funds - 36.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (a)	13,845	1,336,441
Fidelity High Income Central Fund 1 (a)	43,939	4,098,585
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,435,026
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Tactical Income Central Fund (a)	347,742	33,644,051
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $37,577,305)		39,079,077
Money Market Central Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $2,901,336)	2,901,336	$ 2,901,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $102,504,895)		108,636,515
NET OTHER ASSETS - 0.0%		(23,182)
NET ASSETS - 100%		$ 108,613,333
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,751
Fidelity Commodity Strategy Central Fund	382
Fidelity Consumer Discretionary Central Fund	24,501
Fidelity Consumer Staples Central Fund	44,528
Fidelity Emerging Markets Equity Central Fund	3,926
Fidelity Energy Central Fund	20,081
Fidelity Financials Central Fund	21,750
Fidelity Floating Rate Central Fund	18,932
Fidelity Health Care Central Fund	19,861
Fidelity High Income Central Fund 1	129,628
Fidelity Industrials Central Fund	27,084
Fidelity Information Technology Central Fund	13,255
Fidelity International Equity Central Fund	71,762
Fidelity Materials Central Fund	10,804
Fidelity Tactical Income Central Fund	544,721
Fidelity Telecom Services Central Fund	17,908
Fund	Income earned
Fidelity Utilities Central Fund	$ 22,351
Total	$ 993,225
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,498,349	$ 5,296	$ 1,472,001	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	1,263,661	587,875	4,672,549	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	1,649,594	501,750	4,712,586	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	1,727,779	11,065	3,318,324	0.9%
Fidelity Energy Central Fund	3,732,559	1,570,146	635,525	4,859,320	0.9%
Fidelity Financials Central Fund	5,252,184	3,020,189	803,091	8,150,630	1.0%
Fidelity Floating Rate Central Fund	756,173	518,434	4,476	1,336,441	0.0%
Fidelity Health Care Central Fund	4,322,878	1,599,115	756,752	5,808,597	0.9%
Fidelity High Income Central Fund 1	2,457,724	1,505,340	36,078	4,098,585	0.7%
Fidelity Industrials Central Fund	3,629,170	1,457,184	615,696	5,207,194	0.9%
Fidelity Information Technology Central Fund	6,135,680	2,642,180	1,259,924	8,452,448	0.9%
Fidelity International Equity Central Fund	5,206,373	9,977,057	236,905	15,435,703	0.9%
Fidelity Materials Central Fund	1,260,092	493,683	198,920	1,720,649	0.9%
Fidelity Tactical Income Central Fund	21,567,412	13,458,699	1,981,850	33,644,051	0.8%
Fidelity Telecom Services Central Fund	937,166	354,465	136,960	1,209,295	0.8%
Fidelity Utilities Central Fund	1,240,459	558,390	186,711	1,636,806	0.9%
Total	$ 64,418,772	$ 43,294,265	$ 7,958,874	$ 105,735,179
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	6.9%
BBB	4.5%
BB	2.4%
B	2.0%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	59.6%
Short-Term Investments and Net Other Assets	2.9%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
United Kingdom	4.0%
Japan	3.2%
Switzerland	1.7%
France	1.6%
China	1.3%
Germany	1.1%
Bermuda	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $102,504,895) - See accompanying schedule:		$ 108,636,515
Receivable for investments sold		34,076
Receivable for fund shares sold		891,378
Distributions receivable from Fidelity Central Funds		128,912
Prepaid expenses		100
Other receivables		2,076
Total assets		109,693,057

Liabilities
Payable for investments purchased	$ 771,351
Payable for fund shares redeemed	208,675
Accrued management fee	48,944
Distribution fees payable	8,767
Other affiliated payables	18,577
Other payables and accrued expenses	23,410
Total liabilities		1,079,724

Net Assets		$ 108,613,333
Net Assets consist of:
Paid in capital		$ 101,464,519
Undistributed net investment income		281,817
Accumulated undistributed net realized gain (loss) on investments		735,377
Net unrealized appreciation (depreciation) on investments		6,131,620
Net Assets		$ 108,613,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,757,194 ÷ 1,312,503 shares)		$ 8.96

Maximum offering price per share (100/94.25 of $8.96)		$ 9.51
Class T: Net Asset Value and redemption price per share ($4,518,580 ÷ 505,974 shares)		$ 8.93

Maximum offering price per share (100/96.50 of $8.93)		$ 9.25
Class B: Net Asset Value and offering price per share ($1,863,820 ÷ 208,780 shares)A		$ 8.93

Class C: Net Asset Value and offering price per share ($3,819,363 ÷ 428,714 shares)A		$ 8.91

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($84,543,015 ÷ 9,420,435 shares)		$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,111,361 ÷ 235,252 shares)		$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 3
Income from Fidelity Central Funds		993,225
Total income		993,228

Expenses
Management fee	$ 244,482
Transfer agent fees	81,717
Distribution fees	44,971
Accounting fees and expenses	21,528
Custodian fees and expenses	2,441
Independent trustees' compensation	131
Registration fees	39,896
Audit	25,045
Legal	215
Miscellaneous	930
Total expenses before reductions	461,356
Expense reductions	(52,302)	409,054
Net investment income (loss)		584,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,401
Fidelity Central Funds	1,935,312
Total net realized gain (loss)		1,976,713
Change in net unrealized appreciation (depreciation) on investment securities		4,045,703
Net gain (loss)		6,022,416
Net increase (decrease) in net assets resulting from operations		$ 6,606,590

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 584,174	$ 782,255
Net realized gain (loss)	1,976,713	(849,386)
Change in net unrealized appreciation (depreciation)	4,045,703	6,380,915
Net increase (decrease) in net assets resulting from operations	6,606,590	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	37,662,344	29,464,827
Total increase (decrease) in net assets	43,139,487	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $281,817 and undistributed net investment income of $626,213, respectively)	$ 108,613,333	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	.61	.41	(2.18)
Total from investment operations	.66	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.96	$ 8.41	$ 7.95
Total Return B,C,D	7.85%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.26% A	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.09%	1.16% A
Net investment income (loss)	1.18% A	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,757	$ 6,044	$ 3,135
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.64	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.93	$ 8.38	$ 7.93
Total Return B,C,D	7.66%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.42% A
Net investment income (loss)	.94% A	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,519	$ 3,537	$ 1,228
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.62	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.93	$ 8.37	$ 7.90
Total Return B,C,D	7.39%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.92% A
Net investment income (loss)	.44% A	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864	$ 1,529	$ 1,074
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.59	.42	(2.19)
Total from investment operations	.61	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.91	$ 8.37	$ 7.90
Total Return B,C,D	7.33%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.99% A	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.91% A
Net investment income (loss)	.44% A	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,819	$ 2,057	$ 1,643
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19
Net realized and unrealized gain (loss)	.60	.42	(2.18)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	1.22%	1.87% A
Expenses net of fee waivers, if any	.85% A	.85%	.89% A
Expenses net of all reductions	.83% A	.84%	.89% A
Net investment income (loss)	1.44% A	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,543	$ 51,464	$ 22,212
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.20
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.94% A
Expenses net of all reductions	.84% A	.84%	.93% A
Net investment income (loss)	1.43% A	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111	$ 844	$ 792
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
Microsoft Corp.	1.0	0.6
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.7
General Electric Co.	0.5	0.3
Nestle SA	0.4	0.4
Hewlett-Packard Co.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.5
Pfizer, Inc.	0.4	0.6
	5.9
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 72.3%	Stock Class and Equity Futures 70.1%
Bond Class 24.9%	Bond Class 26.5%
Short-Term Class 2.8%	Short-Term Class 3.4%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.5
Fidelity Information Technology Central Fund	9.7
Fidelity Financials Central Fund	8.1
Fidelity Health Care Central Fund	6.7
Fidelity Industrials Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.5
Fidelity Energy Central Fund	5.4
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Total Equity Central Funds	73.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	20.4
Total Fixed-Income Central Funds	25.4
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 29.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,599,095	$ 37,358,603
Fidelity Consumer Discretionary Central Fund (b)	1,287,827	140,759,542
Fidelity Consumer Staples Central Fund (b)	1,044,155	129,151,570
Fidelity Emerging Markets Equity Central Fund (b)	509,769	97,248,674
Fidelity Energy Central Fund (b)	1,327,894	138,791,457
Fidelity Financials Central Fund (b)	3,253,205	208,855,764
Fidelity Health Care Central Fund (b)	1,507,200	174,262,484
Fidelity Industrials Central Fund (b)	1,264,520	153,209,268
Fidelity Information Technology Central Fund (b)	1,771,941	250,889,188
Fidelity International Equity Central Fund (b)	6,388,225	427,372,234
Fidelity Materials Central Fund (b)	356,777	51,051,167
Fidelity Telecom Services Central Fund (b)	345,610	36,682,999
Fidelity Utilities Central Fund (b)	516,793	46,712,950
TOTAL EQUITY CENTRAL FUNDS (Cost $1,958,109,150)		1,892,345,900
Fixed-Income Central Funds - 25.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	322,832	31,162,952
Fidelity High Income Central Fund 1 (b)	1,051,977	98,128,374
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,291,326
Investment Grade Fixed-Income Funds - 20.4%
Fidelity Tactical Income Central Fund (b)	5,443,915	526,698,745
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $654,904,650)		655,990,071
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	25,142,213	$ 25,142,213
Fidelity Money Market Central Fund, 0.35% (a)	10,056,119	10,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,198,332)		35,198,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,648,212,132)	2,583,534,303
NET OTHER ASSETS - 0.0%	(251,942)
NET ASSETS - 100%	$ 2,583,282,361
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,830
Fidelity Commodity Strategy Central Fund	18,173
Fidelity Consumer Discretionary Central Fund	825,177
Fidelity Consumer Staples Central Fund	1,423,974
Fidelity Emerging Markets Equity Central Fund	147,350
Fidelity Energy Central Fund	628,190
Fidelity Financials Central Fund	688,791
Fidelity Floating Rate Central Fund	563,433
Fidelity Health Care Central Fund	652,905
Fidelity High Income Central Fund 1	3,707,828
Fidelity Industrials Central Fund	905,031
Fidelity Information Technology Central Fund	430,234
Fidelity International Equity Central Fund	2,348,937
Fidelity Materials Central Fund	389,355
Fidelity Money Market Central Fund	6,052
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	10,552,214
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 609,490
Fidelity Utilities Central Fund	755,146
Total	$ 24,682,860
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,550,265	$ 426,975	$ 37,358,603	19.8%
Fidelity Consumer Discretionary Central Fund	146,263,309	1,749,450	29,160,591	140,759,542	25.8%
Fidelity Consumer Staples Central Fund	147,396,511	2,336,427	30,388,691	129,151,570	24.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	34,663,142	343,023	97,248,674	26.5%
Fidelity Energy Central Fund	162,752,963	1,670,194	31,722,269	138,791,457	24.7%
Fidelity Financials Central Fund	216,639,893	2,122,010	28,623,095	208,855,764	24.4%
Fidelity Floating Rate Central Fund	28,516,136	832,002	-	31,162,952	1.1%
Fidelity Health Care Central Fund	189,610,749	1,794,305	38,691,133	174,262,484	25.8%
Fidelity High Income Central Fund 1	89,525,548	4,387,178	729,061	98,128,374	17.5%
Fidelity Industrials Central Fund	169,985,596	1,891,510	42,492,732	153,209,268	25.4%
Fidelity Information Technology Central Fund	283,273,466	2,131,428	66,078,922	250,889,188	25.6%
Fidelity International Equity Central Fund	204,250,748	208,893,393	2,895,097	427,372,234	25.5%
Fidelity Materials Central Fund	64,035,028	734,925	19,193,612	51,051,167	25.5%
Fidelity Tactical Income Central Fund	543,780,680	16,940,163	45,853,999	526,698,745	12.0%
Fidelity Telecom Services Central Fund	48,675,698	863,001	14,850,017	36,682,999	25.2%
Fidelity Utilities Central Fund	50,755,053	1,097,640	6,150,563	46,712,950	25.3%
Total	$ 2,398,571,006	$ 319,657,033	$ 357,599,780	$ 2,548,335,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	4.2%
BBB	3.3%
BB	2.2%
B	1.9%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	71.1%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.4%
United Kingdom	4.4%
Japan	3.7%
Switzerland	2.1%
France	1.8%
China	1.4%
Germany	1.3%
Canada	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,648,212,132)- See accompanying schedule:		$ 2,583,534,303
Receivable for investments sold		1,218,037
Receivable for fund shares sold		2,144,140
Distributions receivable from Fidelity Central Funds		2,420,572
Prepaid expenses		4,101
Other receivables		142,880
Total assets		2,589,464,033

Liabilities
Payable for investments purchased	$ 2,733,504
Payable for fund shares redeemed	1,599,979
Accrued management fee	1,188,262
Transfer agent fee payable	404,579
Distribution fees payable	87,495
Other affiliated payables	81,942
Other payables and accrued expenses	85,911
Total liabilities		6,181,672

Net Assets		$ 2,583,282,361
Net Assets consist of:
Paid in capital		$ 2,941,591,947
Undistributed net investment income		6,437,619
Accumulated undistributed net realized gain (loss) on investments		(300,069,353)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,677,852)
Net Assets		$ 2,583,282,361

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,814,093 ÷ 6,765,080 shares)		$ 14.90

Maximum offering price per share (100/94.25 of $14.90)		$ 15.81
Class T: Net Asset Value and redemption price per share ($46,731,720 ÷ 3,137,958 shares)		$ 14.89

Maximum offering price per share (100/96.50 of $14.89)		$ 15.43
Class B: Net Asset Value and offering price per share ($16,658,613 ÷ 1,119,960 shares)A		$ 14.87

Class C: Net Asset Value and offering price per share ($40,676,833 ÷ 2,739,268 shares)A		$ 14.85

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,355,996,089 ÷ 157,901,484 shares)		$ 14.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,405,013 ÷ 1,500,465 shares)		$ 14.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 24,682,860

Expenses
Management fee	$ 6,957,112
Transfer agent fees	2,505,411
Distribution fees	512,681
Accounting fees and expenses	474,849
Custodian fees and expenses	2,501
Independent trustees' compensation	4,335
Appreciation in deferred trustee compensation account	78
Registration fees	59,338
Audit	22,067
Legal	13,556
Miscellaneous	12,428
Total expenses before reductions	10,564,356
Expense reductions	(329,142)	10,235,214
Net investment income (loss)		14,447,646
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,813,836
Fidelity Central Funds	(11,810,492)
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		(7,996,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,518,203
Assets and liabilities in foreign currencies	(676)
Total change in net unrealized appreciation (depreciation)		199,517,527
Net gain (loss)		191,520,882
Net increase (decrease) in net assets resulting from operations		$ 205,968,528

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,447,646	$ 43,435,422
Net realized gain (loss)	(7,996,645)	(40,181,221)
Change in net unrealized appreciation (depreciation)	199,517,527	84,167,631
Net increase (decrease) in net assets resulting from operations	205,968,528	87,421,832
Distributions to shareholders from net investment income	(38,479,320)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,566)	-
Total distributions	(40,037,886)	(54,439,794)
Share transactions - net increase (decrease)	(16,286,029)	(97,287,296)
Total increase (decrease) in net assets	149,644,613	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $6,437,619 and undistributed net investment income of $30,469,293, respectively)	$ 2,583,282,361	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.22	- J
Net realized and unrealized gain (loss)	1.10	.40	(.52)
Total from investment operations	1.16	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20) K	(.30)	-
Net asset value, end of period	$ 14.90	$ 13.94	$ 13.62
Total Return B,C,D	8.39%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12% A	1.19%	1.25% A
Expenses net of all reductions	1.10% A	1.18%	1.24% A
Net investment income (loss)	.88% A	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,814	$ 88,969	$ 89,034
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.190 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.04	.19	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.14	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 14.89	$ 13.91	$ 13.62
Total Return B,C,D	8.29%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38% A	1.44%	1.50% A
Expenses net of all reductions	1.35% A	1.43%	1.49% A
Net investment income (loss)	.63% A	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,732	$ 46,624	$ 52,478
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.09	.39	(.52)
Total from investment operations	1.10	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09) K	(.28)	-
Net asset value, end of period	$ 14.87	$ 13.86	$ 13.62
Total Return B,C,D	7.96%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92% A	1.95%	2.00% A
Expenses net of all reductions	1.90% A	1.94%	1.99% A
Net investment income (loss)	.08% A	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,659	$ 18,407	$ 23,526
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.11	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12) K	(.28)	-
Net asset value, end of period	$ 14.85	$ 13.86	$ 13.62
Total Return B,C,D	8.05%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84% A	1.92%	2.00% A
Expenses net of all reductions	1.82% A	1.91%	1.99% A
Net investment income (loss)	.16% A	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,677	$ 34,633	$ 37,762
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss) D	.09	.25	.33	.38	.34	.31 F
Net realized and unrealized gain (loss)	1.10	.41	(4.06)	1.97	.84	.85
Total from investment operations	1.19	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)	-
Total distributions	(.24) J	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 14.92	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total Return B,C	8.59%	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.77% A	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.21% A	2.20%	2.07%	2.26%	2.20%	2.11% F
Supplemental Data
Net assets, end of period (in millions)	$ 2,356	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rate E	30% A	13%	14% H	14%	82% I	37% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.08	.25	- I
Net realized and unrealized gain (loss)	1.10	.41	(.52)
Total from investment operations	1.18	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22) J	(.31)	-
Net asset value, end of period	$ 14.93	$ 13.97	$ 13.62
Total Return B,C	8.55%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.90%	1.06% A
Expenses net of fee waivers, if any	.83% A	.90%	1.00% A
Expenses net of all reductions	.81% A	.89%	.99% A
Net investment income (loss)	1.17% A	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,405	$ 30,076	$ 25,717
Portfolio turnover rate E	30% A	13%	14% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.1
Microsoft Corp.	1.2	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.7	0.8
General Electric Co.	0.6	0.3
Nestle SA	0.6	0.5
JPMorgan Chase & Co.	0.5	0.4
Morgan Stanley	0.5	0.6
Hewlett-Packard Co.	0.5	0.4
Regions Financial Corp.	0.5	0.0
	7.1
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 86.2%	Stock Class and Equity Futures 84.2%
Bond Class 10.9%	Bond Class 12.9%
Short-Term Class 2.9%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 1.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	19.9
Fidelity Information Technology Central Fund	11.4
Fidelity Financials Central Fund	10.1
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	4.6
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.1
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Telecom Services Central Fund	1.6
Total Equity Central Funds	87.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.8
Investment Grade Fixed-Income Funds	6.3
Total Fixed-Income Central Funds	11.1
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 34.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,252,144	$ 12,997,256
Fidelity Consumer Discretionary Central Fund (a)	403,405	44,092,150
Fidelity Consumer Staples Central Fund (a)	336,688	41,644,992
Fidelity Emerging Markets Equity Central Fund (a)	165,457	31,564,277
Fidelity Energy Central Fund (a)	437,612	45,739,234
Fidelity Financials Central Fund (a)	1,083,778	69,578,569
Fidelity Health Care Central Fund (a)	458,788	53,045,035
Fidelity Industrials Central Fund (a)	396,002	47,979,602
Fidelity Information Technology Central Fund (a)	558,371	79,059,754
Fidelity International Equity Central Fund (a)	2,056,380	137,571,813
Fidelity Materials Central Fund (a)	111,237	15,916,965
Fidelity Telecom Services Central Fund (a)	106,557	11,309,955
Fidelity Utilities Central Fund (a)	162,000	14,643,147
TOTAL EQUITY CENTRAL FUNDS (Cost $610,527,677)		605,142,749
Fixed-Income Central Funds - 11.1%

High Yield Fixed-Income Funds - 4.8%
Fidelity High Income Central Fund 1 (a)	359,526	33,536,616
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Tactical Income Central Fund (a)	450,755	43,610,545
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,244,405)		77,147,161
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $9,577,034)	9,577,034	$ 9,577,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $692,349,116)		691,866,944
NET OTHER ASSETS - 0.0%		(173,004)
NET ASSETS - 100%		$ 691,693,940
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,228
Fidelity Commodity Strategy Central Fund	4,317
Fidelity Consumer Discretionary Central Fund	246,639
Fidelity Consumer Staples Central Fund	432,811
Fidelity Emerging Markets Equity Central Fund	42,599
Fidelity Energy Central Fund	201,431
Fidelity Financials Central Fund	213,043
Fidelity Health Care Central Fund	193,457
Fidelity High Income Central Fund 1	1,235,648
Fidelity Industrials Central Fund	270,669
Fidelity Information Technology Central Fund	130,896
Fidelity International Equity Central Fund	698,127
Fidelity Materials Central Fund	114,630
Fidelity Tactical Income Central Fund	888,859
Fidelity Telecom Services Central Fund	180,661
Fidelity Utilities Central Fund	226,906
Total	$ 5,088,921
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,124,348	$ -	$ 12,997,256	6.9%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,000,869	5,535,431	44,092,150	8.1%
Fidelity Consumer Staples Central Fund	39,673,811	4,564,506	5,553,552	41,644,992	7.9%
Fidelity Emerging Markets Equity Central Fund	17,999,653	10,514,391	613	31,564,277	8.6%
Fidelity Energy Central Fund	44,764,935	6,731,328	7,750,097	45,739,234	8.1%
Fidelity Financials Central Fund	63,321,485	8,826,158	8,595,525	69,578,569	8.1%
Fidelity Health Care Central Fund	52,034,339	3,402,833	8,726,856	53,045,035	7.9%
Fidelity High Income Central Fund 1	29,367,333	3,259,992	724,735	33,536,616	6.0%
Fidelity Industrials Central Fund	43,618,614	3,499,112	6,419,965	47,979,602	7.9%
Fidelity Information Technology Central Fund	74,871,388	5,795,847	11,285,402	79,059,754	8.1%
Fidelity International Equity Central Fund	68,228,457	68,520,317	3,973,783	137,571,813	8.2%
Fidelity Materials Central Fund	16,138,993	1,127,644	3,047,480	15,916,965	7.9%
Fidelity Tactical Income Central Fund	46,186,877	4,421,277	7,979,213	43,610,545	1.0%
Fidelity Telecom Services Central Fund	12,273,530	862,847	2,442,211	11,309,955	7.8%
Fidelity Utilities Central Fund	14,732,202	1,367,423	1,735,827	14,643,147	7.9%
Total	$ 563,190,999	$ 139,018,892	$ 73,770,690	$ 682,289,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.2%
AAA,AA,A	1.3%
BBB	1.0%
BB	1.7%
B	2.2%
CCC,CC,C	1.0%
Not Rated	0.0%*
Equities	84.7%
Short-Term Investments and Net Other Assets	3.9%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.8%
United Kingdom	5.0%
Japan	4.4%
Switzerland	2.5%
France	2.1%
China	1.6%
Germany	1.5%
Netherlands	1.2%
Bermuda	1.2%
Cayman Islands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	12.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $692,349,116) - See accompanying schedule:		$ 691,866,944
Receivable for investments sold		120,539
Receivable for fund shares sold		2,154,702
Distributions receivable from Fidelity Central Funds		383,802
Prepaid expenses		925
Other receivables		23,120
Total assets		694,550,032

Liabilities
Payable for investments purchased	$ 1,825,756
Payable for fund shares redeemed	526,665
Accrued management fee	314,384
Distribution fees payable	20,445
Other affiliated payables	145,131
Other payables and accrued expenses	23,711
Total liabilities		2,856,092

Net Assets		$ 691,693,940
Net Assets consist of:
Paid in capital		$ 764,684,187
Undistributed net investment income		1,054,225
Accumulated undistributed net realized gain (loss) on investments		(73,565,926)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(478,546)
Net Assets		$ 691,693,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,775,492 ÷ 3,040,143 shares)		$ 12.10

Maximum offering price per share (100/94.25 of $12.10)		$ 12.84
Class T: Net Asset Value and redemption price per share ($6,402,453 ÷ 530,580 shares)		$ 12.07

Maximum offering price per share (100/96.50 of $12.07)		$ 12.51
Class B: Net Asset Value and offering price per share ($3,873,273 ÷ 321,806 shares)A		$ 12.04

Class C: Net Asset Value and offering price per share ($9,029,601 ÷ 751,992 shares)A		$ 12.01

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($630,899,490 ÷ 51,869,429 shares)		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,713,631 ÷ 388,137 shares)		$ 12.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		5,088,921
Total income		5,088,925

Expenses
Management fee	$ 1,740,529
Transfer agent fees	748,046
Distribution fees	108,589
Accounting fees and expenses	118,277
Custodian fees and expenses	2,501
Independent trustees' compensation	987
Registration fees	52,674
Audit	21,258
Legal	2,198
Miscellaneous	6,977
Total expenses before reductions	2,802,036
Expense reductions	(81,068)	2,720,968
Net investment income (loss)		2,367,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	606,423
Fidelity Central Funds	11,371,450
Total net realized gain (loss)		11,977,873
Change in net unrealized appreciation (depreciation) on: Investment securities	42,479,260
Assets and liabilities in foreign currencies	(1,326)
Total change in net unrealized appreciation (depreciation)		42,477,934
Net gain (loss)		54,455,807
Net increase (decrease) in net assets resulting from operations		$ 56,823,764

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,367,957	$ 6,815,943
Net realized gain (loss)	11,977,873	(5,452,798)
Change in net unrealized appreciation (depreciation)	42,477,934	28,076,082
Net increase (decrease) in net assets resulting from operations	56,823,764	29,439,227
Distributions to shareholders from net investment income	(6,228,588)	(7,455,362)
Distributions to shareholders from net realized gain	(795,082)	-
Total distributions	(7,023,670)	(7,455,362)
Share transactions - net increase (decrease)	73,350,925	81,350,268
Total increase (decrease) in net assets	123,151,019	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $1,054,225 and undistributed net investment income of $4,914,856, respectively)	$ 691,693,940	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.14	.17	.19
Net realized and unrealized gain (loss)	1.01	.27	(3.74)	2.05
Total from investment operations	1.04	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.10	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	9.39%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.16%	1.12%	1.12% A
Net investment income (loss)	.57% A	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,775	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.15
Net realized and unrealized gain (loss)	1.00	.27	(3.73)	2.06
Total from investment operations	1.02	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.07	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	9.24%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33% A	1.43%	1.37%	1.41% A
Net investment income (loss)	.31% A	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,402	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.06	.08
Net realized and unrealized gain (loss)	1.01	.28	(3.72)	2.07
Total from investment operations	.99	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.04	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	8.98%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94% A	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.94% A	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.92% A	1.97%	1.92%	1.92% A
Net investment income (loss)	(.28)% A	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,873	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.07	.08
Net realized and unrealized gain (loss)	1.00	.28	(3.71)	2.06
Total from investment operations	.99	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06) I	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.01	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	8.93%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87% A	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87% A	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84% A	1.93%	1.89%	1.90% A
Net investment income (loss)	(.21)% A	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,030	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) D	.05	.16	.20	.23	.18	.06 F
Net realized and unrealized gain (loss)	1.01	.27	(3.76)	2.02	.98	1.40
Total from investment operations	1.06	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-	-
Total distributions	(.14) I	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 12.16	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return B,C	9.46%	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets G
Expenses before reductions	.87% A	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86% A	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.84% A	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	.79% A	1.72%	1.54%	1.62%	1.50%	.53% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,899	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate E	28% A	7%	20%	31%	187% H	71% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.05	.17	.21	.23
Net realized and unrealized gain (loss)	1.00	.28	(3.76)	2.07
Total from investment operations	1.05	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.14	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	9.44%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.82%	.78%	.82% A
Expenses net of all reductions	.78% A	.81%	.77%	.81% A
Net investment income (loss)	.85% A	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,714	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.07%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than ..01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Fidelity Asset Manager 20%	$ 2,753,200,787	$ 75,548,657	$ (51,023,253)	$ 24,525,404
Fidelity Asset Manager 30%	99,360,911	4,697,382	(1,084,589)	3,612,793
Fidelity Asset Manager 40%	65,840,566	3,729,863	(1,380,998)	2,348,865
Fidelity Asset Manager 50%	6,279,226,797	420,690,267	(331,695,180)	88,995,087
Fidelity Asset Manager 60%	102,504,895	8,291,036	(2,159,416)	6,131,620
Fidelity Asset Manager 70%	2,648,212,131	172,391,855	(237,069,683)	(64,677,828)
Fidelity Asset Manager 85%	692,349,115	59,715,926	(60,198,097)	(482,171)

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	423,634,501	303,480,126
Fidelity Asset Manager 30%	31,430,560	10,048,877
Fidelity Asset Manager 40%	23,811,290	6,536,918
Fidelity Asset Manager 50%	823,126,105	1,054,736,504
Fidelity Asset Manager 60%	44,267,948	8,973,954
Fidelity Asset Manager 70%	368,341,135	408,354,035
Fidelity Asset Manager 85%	148,755,712	83,921,535

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 4,331
Fidelity Asset Manager 30%	147
Fidelity Asset Manager 40%	93
Fidelity Asset Manager 50%	12,720
Fidelity Asset Manager 60%	189
Fidelity Asset Manager 70%	6,460
Fidelity Asset Manager 85%	1,886

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 32,316	$ 8,111
Class T	.25%	.25%	29,502	133
Class B	.75%	.25%	15,793	11,861
Class C	.75%	.25%	57,060	29,081
			$ 134,671	$ 49,186
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 6,466	$ 648
Class T	.25%	.25%	8,856	65
Class B	.75%	.25%	4,706	3,533
Class C	.75%	.25%	16,133	6,905
			$ 36,161	$ 11,151
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 4,861	$ 253
Class T	.25%	.25%	5,156	176
Class B	.75%	.25%	5,903	5,090
Class C	.75%	.25%	7,898	4,828
			$ 23,818	$ 10,347
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 37,170	$ 10,744
Class T	.25%	.25%	30,880	159
Class B	.75%	.25%	19,360	14,549
Class C	.75%	.25%	51,627	19,887
			$ 139,037	$ 45,339
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 10,716	$ 377
Class T	.25%	.25%	10,092	14
Class B	.75%	.25%	8,462	6,354
Class C	.75%	.25%	15,701	7,771
			$ 44,971	$ 14,516
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 117,310	$ 9,622
Class T	.25%	.25%	115,960	57,980
Class B	.75%	.25%	88,167	66,231
Class C	.75%	.25%	191,244	32,271
			$ 512,681	$ 166,104
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 35,734	$ 2,398
Class T	.25%	.25%	14,716	67
Class B	.75%	.25%	17,277	12,972
Class C	.75%	.25%	40,862	13,273
			$ 108,589	$ 28,710

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 20,190
Class T	3,363
Class B*	4,307
Class C*	765
$ 28,625
Fidelity Asset Manager 30%
Class A	$ 10,135
Class T	8,946
Class B*	249
Class C*	122
$ 19,452
Fidelity Asset Manager 40%
Class A	$ 4,749
Class T	1,113
Class B*	746
Class C*	2
$ 6,610
Fidelity Asset Manager 50%
Class A	$ 19,869
Class T	14,187
Class B*	7,614
Class C*	1,067
$ 42,737
Fidelity Asset Manager 60%
Class A	$ 9,925
Class T	2,940
Class B*	6,284
Class C*	104
$ 19,253
Fidelity Asset Manager 70%
Class A	$ 15,763
Class T	4,969
Class B*	18,211
Class C*	1,641
$ 40,584
Fidelity Asset Manager 85%
Class A	$ 14,181
Class T	3,592
Class B*	4,783
Class C*	1,239
$ 23,795

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 15,857.12
Class T	7,852.13
Class B	3,333.21
Class C	8,644.15
Asset Manager 20%	1,297,997.10
Institutional Class	1,194.08
	$ 1,334,877
Fidelity Asset Manager 30%
Class A	$ 3,459.13
Class T	2,020.11
Class B	872.19
Class C	2,157.13
Asset Manager 30%	35,959.10
Institutional Class	476.12
	$ 44,943
Fidelity Asset Manager 40%
Class A	$ 3,171.16
Class T	1,549.15
Class B	793.13
Class C	1,205.15
Asset Manager 40%	24,862.11
Institutional Class	419.09
	$ 31,999
Fidelity Asset Manager 50%
Class A	$ 25,256.17
Class T	11,387.18
Class B	4,665.24
Class C	10,922.21
Asset Manager 50%	5,472,465.18
Institutional Class	2,052.14
	$ 5,526,747
Fidelity Asset Manager 60%
Class A	$ 10,504.24
Class T	4,079.20
Class B	2,462.29
Class C	3,553.23
Asset Manager 60%	59,574.17
Institutional Class	1,545.21
	$ 81,717
Fidelity Asset Manager 70%
Class A	$ 126,247.27
Class T	62,675.27
Class B	27,871.32
Class C	45,153.24
Asset Manager 70%	2,214,982.20
Institutional Class	28,483.23
	$ 2,505,411

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 85%
Class A	$ 31,287.22
Class T	6,730.23
Class B	5,496.32
Class C	9,875.24
Asset Manager 85%	691,893.24
Institutional Class	2,765.18
	$ 748,046

* Annualized

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 7,254
Fidelity Asset Manager 30%	231
Fidelity Asset Manager 40%	147
Fidelity Asset Manager 50%	17,975
Fidelity Asset Manager 60%	226
Fidelity Asset Manager 70%	7,195
Fidelity Asset Manager 85%	1,737

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 364
Fidelity Asset Manager 30%
Class A	.90%	2,356
Class T	1.15%	908
Class B	1.65%	701
Class C	1.65%	1,429
Asset Manager 30%	.65%	21,326
Institutional Class	.65%	331
Fidelity Asset Manager 40%
Class A	.90%	3,551
Class T	1.15%	2,040
Class B	1.65%	1,105
Class C	1.65%	1,542
Asset Manager 40%	.65%	31,741
Institutional Class	.65%	634
Fidelity Asset Manager 60%
Class A	1.10%	6,618
Class T	1.35%	2,508
Class B	1.85%	1,826
Class C	1.85%	2,250
Asset Manager 60%	.85%	31,236
Institutional Class	.85%	815

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 73,074	$ 1
Fidelity Asset Manager 30%	3,249	1
Fidelity Asset Manager 40%	2,957	2
Fidelity Asset Manager 50%	479,993	29
Fidelity Asset Manager 60%	6,859	1
Fidelity Asset Manager 70%	275,588	14
Fidelity Asset Manager 85%	79,181	1

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 217,986	$ 437,282
Class T	82,716	183,229
Class B	14,174	54,423
Class C	52,193	126,202
Asset Manager 20%	24,163,880	70,916,093
Institutional Class	28,079	75,972
Total	$ 24,559,028	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,337	-
Institutional Class	1,182	-
Total	$ 1,063,161	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 45,127	$ 52,355
Class T	24,704	32,661
Class B	5,153	11,038
Class C	16,870	34,391
Asset Manager 30%	740,956	1,021,321
Institutional Class	8,320	14,120
Total	$ 841,130	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,741	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,379	$ -
Fidelity Asset Manager 40%
From net investment income
Class A	$ 32,478	$ 72,060
Class T	17,786	39,765
Class B	7,416	20,040
Class C	9,673	21,439
Asset Manager 40%	455,746	425,812
Institutional Class	10,008	29,546
Total	$ 533,107	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 50%
From net investment income
Class A	$ 250,400	$ 397,973
Class T	88,301	166,065
Class B	19,385	46,365
Class C	52,466	113,113
Asset Manager 50%	61,637,849	177,932,255
Institutional Class	27,002	38,741
Total	$ 62,075,403	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,488	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,320	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,847	-
Institutional Class	12,894	-
Total	$ 1,558,566	$ -

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,819	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,588	$ 7,455,362
From net realized gain
Class A	$ 36,055	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,082	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Class A
Shares sold	686,370	1,881,552	$ 8,219,880	$ 20,262,428
Reinvestment of distributions	18,437	36,721	219,411	395,323
Shares redeemed	(566,803)	(551,418)	(6,803,916)	(5,902,669)
Net increase (decrease)	138,004	1,366,855	$ 1,635,375	$ 14,755,082
Class T
Shares sold	379,511	556,534	$ 4,539,958	$ 5,957,883
Reinvestment of distributions	6,684	15,725	79,470	167,994
Shares redeemed	(132,272)	(154,805)	(1,586,778)	(1,648,787)
Net increase (decrease)	253,923	417,454	$ 3,032,650	$ 4,477,090
Class B
Shares sold	87,713	172,271	$ 1,049,263	$ 1,835,013
Reinvestment of distributions	1,074	4,084	12,751	43,418
Shares redeemed	(34,668)	(120,458)	(415,453)	(1,269,080)
Net increase (decrease)	54,119	55,897	$ 646,561	$ 609,351
Class C
Shares sold	456,305	590,588	$ 5,442,372	$ 6,323,524
Reinvestment of distributions	3,799	8,209	45,087	87,576
Shares redeemed	(136,368)	(141,658)	(1,624,800)	(1,492,459)
Net increase (decrease)	323,736	457,139	$ 3,862,659	$ 4,918,641
Asset Manager 20%
Shares sold	46,568,996	58,768,202	$ 559,492,195	$ 637,513,025
Reinvestment of distributions	2,030,191	6,354,880	24,198,981	67,864,384
Shares redeemed	(21,643,189)	(69,477,950)	(260,228,679)	(731,982,311)
Net increase (decrease)	26,955,998	(4,354,868)	$ 323,462,497	$ (26,604,902)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Institutional Class
Shares sold	57,302	137,005	$ 692,664	$ 1,434,782
Reinvestment of distributions	2,230	6,581	26,566	70,199
Shares redeemed	(18,367)	(66,987)	(220,660)	(711,929)
Net increase (decrease)	41,165	76,599	$ 498,570	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	221,509	414,025	$ 2,036,150	$ 3,417,018
Reinvestment of distributions	6,794	5,517	61,853	44,542
Shares redeemed	(62,238)	(76,929)	(576,391)	(581,256)
Net increase (decrease)	166,065	342,613	$ 1,521,612	$ 2,880,304
Class T
Shares sold	349,851	161,111	$ 3,244,024	$ 1,317,197
Reinvestment of distributions	3,606	4,011	32,818	32,253
Shares redeemed	(19,904)	(47,688)	(183,636)	(365,440)
Net increase (decrease)	333,553	117,434	$ 3,093,206	$ 984,010
Class B
Shares sold	39,604	79,409	$ 363,639	$ 635,086
Reinvestment of distributions	1,010	1,314	9,190	10,518
Shares redeemed	(13,002)	(50,703)	(119,778)	(394,045)
Net increase (decrease)	27,612	30,020	$ 253,051	$ 251,559
Class C
Shares sold	199,301	174,653	$ 1,833,338	$ 1,440,050
Reinvestment of distributions	3,170	4,010	28,823	32,219
Shares redeemed	(39,678)	(74,546)	(362,223)	(607,066)
Net increase (decrease)	162,793	104,117	$ 1,499,938	$ 865,203
Asset Manager 30%
Shares sold	3,514,729	6,904,812	$ 32,304,069	$ 55,910,068
Reinvestment of distributions	117,884	123,690	1,073,482	996,564
Shares redeemed	(1,289,802)	(3,262,135)	(11,846,658)	(25,731,823)
Net increase (decrease)	2,342,811	3,766,367	$ 21,530,893	$ 31,174,809
Institutional Class
Shares sold	30,868	85,817	$ 286,652	$ 690,781
Reinvestment of distributions	1,136	1,745	10,338	13,913
Shares redeemed	(7,283)	(26,231)	(67,139)	(202,728)
Net increase (decrease)	24,721	61,331	$ 229,851	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	434,360	949,479	$ 3,861,087	$ 6,910,670
Reinvestment of distributions	4,907	9,317	43,040	69,821
Shares redeemed	(254,611)	(867,182)	(2,277,427)	(6,423,492)
Net increase (decrease)	184,656	91,614	$ 1,626,700	$ 556,999
Class T
Shares sold	49,778	151,870	$ 446,512	$ 1,163,455
Reinvestment of distributions	2,488	5,024	21,767	38,279
Shares redeemed	(46,465)	(137,056)	(413,385)	(1,041,565)
Net increase (decrease)	5,801	19,838	$ 54,894	$ 160,169
Class B
Shares sold	23,582	75,414	$ 210,184	$ 591,777
Reinvestment of distributions	1,240	2,558	10,850	19,564
Shares redeemed	(41,326)	(97,756)	(368,716)	(742,267)
Net increase (decrease)	(16,504)	(19,784)	$ (147,682)	$ (130,926)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 40%
Class C
Shares sold	103,534	99,725	$ 931,609	$ 770,448
Reinvestment of distributions	1,673	2,748	14,677	20,997
Shares redeemed	(56,588)	(99,318)	(506,008)	(755,114)
Net increase (decrease)	48,619	3,155	$ 440,278	$ 36,331
Asset Manager 40%
Shares sold	2,611,137	3,849,199	$ 23,413,430	$ 29,825,562
Reinvestment of distributions	68,859	55,087	603,551	419,676
Shares redeemed	(551,769)	(1,075,285)	(4,940,798)	(8,018,930)
Net increase (decrease)	2,128,227	2,829,001	$ 19,076,183	$ 22,226,308
Institutional Class
Shares sold	22,794	13,481	$ 204,679	$ 108,903
Reinvestment of distributions	1,326	3,839	11,594	29,314
Shares redeemed	(24,971)	(70,040)	(223,926)	(528,051)
Net increase (decrease)	(851)	(52,720)	$ (7,653)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	779,010	1,405,280	$ 10,764,357	$ 16,539,899
Reinvestment of distributions	17,958	33,431	240,809	384,422
Shares redeemed	(285,304)	(364,826)	(3,922,084)	(4,155,231)
Net increase (decrease)	511,664	1,073,885	$ 7,083,082	$ 12,769,090
Class T
Shares sold	424,136	545,417	$ 5,941,755	$ 6,332,321
Reinvestment of distributions	6,206	13,658	83,070	157,088
Shares redeemed	(200,423)	(169,205)	(2,749,978)	(1,916,167)
Net increase (decrease)	229,919	389,870	$ 3,274,847	$ 4,573,242
Class B
Shares sold	79,902	180,306	$ 1,102,136	$ 2,100,830
Reinvestment of distributions	1,168	3,715	15,589	42,668
Shares redeemed	(42,971)	(85,486)	(594,208)	(956,143)
Net increase (decrease)	38,099	98,535	$ 523,517	$ 1,187,355
Class C
Shares sold	257,471	485,121	$ 3,545,684	$ 5,631,940
Reinvestment of distributions	2,542	6,698	33,906	76,866
Shares redeemed	(90,317)	(159,202)	(1,237,603)	(1,747,618)
Net increase (decrease)	169,696	332,617	$ 2,341,987	$ 3,961,188
Asset Manager 50%
Shares sold	22,059,505	32,974,289	$ 305,097,364	$ 383,017,644
Reinvestment of distributions	4,436,540	15,343,644	59,576,836	176,555,039
Shares redeemed	(31,863,793)	(89,247,824)	(440,114,261)	(998,197,300)
Net increase (decrease)	(5,367,748)	(40,929,891)	$ (75,440,061)	$ (438,624,617)
Institutional Class
Shares sold	125,198	160,648	$ 1,728,992	$ 1,795,413
Reinvestment of distributions	1,913	3,452	25,687	39,144
Shares redeemed	(35,199)	(20,390)	(482,912)	(236,895)
Net increase (decrease)	91,912	143,710	$ 1,271,767	$ 1,597,662

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 60%
Class A
Shares sold	724,365	626,963	$ 6,255,623	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(140,757)	(310,140)	(1,213,206)	(2,115,814)
Net increase (decrease)	594,229	323,920	$ 5,133,117	$ 2,338,356
Class T
Shares sold	113,965	416,315	$ 980,762	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(34,441)	(152,802)	(295,077)	(1,011,101)
Net increase (decrease)	84,029	267,092	$ 724,070	$ 1,882,275
Class B
Shares sold	67,083	142,861	$ 575,988	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(42,167)	(97,132)	(360,904)	(678,465)
Net increase (decrease)	26,084	46,838	$ 225,047	$ 352,904
Class C
Shares sold	203,958	185,591	$ 1,748,273	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(23,990)	(149,285)	(209,254)	(992,160)
Net increase (decrease)	182,868	38,016	$ 1,563,696	$ 349,266
Asset Manager 60%
Shares sold	4,671,297	6,524,913	$ 40,497,859	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(1,461,092)	(3,253,446)	(12,562,523)	(22,687,629)
Net increase (decrease)	3,316,913	3,313,972	$ 28,847,692	$ 24,546,076
Institutional Class
Shares sold	181,078	54,932	$ 1,565,279	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(47,939)	(55,951)	(414,195)	(394,752)
Net increase (decrease)	135,202	586	$ 1,168,722	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	1,170,142	2,173,509	$ 16,785,678	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,958	1,832,882
Shares redeemed	(874,733)	(2,500,085)	(12,419,366)	(28,216,639)
Net increase (decrease)	381,818	(152,843)	$ 5,587,270	$ (2,016,445)
Class T
Shares sold	188,159	558,875	$ 2,691,606	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(438,120)	(1,157,915)	(6,271,337)	(12,984,993)
Net increase (decrease)	(213,336)	(501,306)	$ (3,062,222)	$ (5,608,204)
Class B
Shares sold	66,207	175,683	$ 943,492	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(281,625)	(614,001)	(4,024,373)	(6,696,000)
Net increase (decrease)	(208,109)	(399,272)	$ (2,977,528)	$ (4,287,660)
Class C
Shares sold	494,202	421,289	$ 6,993,991	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(273,719)	(756,167)	(3,891,174)	(8,424,208)
Net increase (decrease)	240,857	(274,170)	$ 3,390,291	$ (2,885,470)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 70%
Asset Manager 70%
Shares sold	9,847,089	15,475,772	$ 141,260,941	$ 179,846,118
Reinvestment of distributions	2,604,238	4,628,030	36,823,923	48,825,720
Shares redeemed	(13,107,638)	(28,165,016)	(187,844,152)	(314,686,965)
Net increase (decrease)	(656,311)	(8,061,214)	$ (9,759,288)	$ (86,015,127)
Institutional Class
Shares sold	521,338	711,407	$ 7,410,409	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,191,823)	(501,161)	(17,127,361)	(5,787,688)
Net increase (decrease)	(652,648)	265,296	$ (9,464,552)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	1,317,539	1,227,157	$ 15,238,053	$ 11,123,956
Reinvestment of distributions	25,220	27,818	287,513	230,607
Shares redeemed	(315,704)	(419,528)	(3,655,377)	(3,964,719)
Net increase (decrease)	1,027,055	835,447	$ 11,870,189	$ 7,389,844
Class T
Shares sold	127,736	219,201	$ 1,465,911	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(93,807)	(107,692)	(1,064,025)	(922,904)
Net increase (decrease)	37,705	117,928	$ 444,856	$ 1,098,999
Class B
Shares sold	71,715	128,701	$ 822,899	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(32,452)	(75,871)	(377,653)	(628,100)
Net increase (decrease)	40,327	55,397	$ 457,346	$ 539,873
Class C
Shares sold	171,239	396,579	$ 1,946,434	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(70,507)	(215,928)	(808,601)	(1,937,775)
Net increase (decrease)	103,882	184,368	$ 1,173,555	$ 1,682,899
Asset Manager 85%
Shares sold	10,213,743	16,408,620	$ 118,846,778	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(5,940,189)	(10,231,882)	(68,783,878)	(90,681,889)
Net increase (decrease)	4,833,266	7,008,699	$ 56,471,608	$ 70,043,731
Institutional Class
Shares sold	303,747	106,499	$ 3,527,754	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(54,462)	(38,520)	(631,403)	(327,053)
Net increase (decrease)	252,524	69,844	$ 2,933,371	$ 594,922

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AAR-USAN-0510
1.878291.101

Fidelity Advisor Asset Manager® Funds -
20%, 30%, 40%, 50%, 60%, 70%, 85% -
Institutional Class

Semiannual Report

March 31, 2010

Each Institutional Class is a class
of Fidelity Asset Manager® Funds

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Asset Manager 20%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 30%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 40%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 50%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 60%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Fnancial Statements
Fidelity Advisor Asset Manager 70%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Fidelity Advisor Asset Manager 85%	<Click Here> <Click Here> <Click Here> <Click Here>	Investment Changes Investment Summary Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global capital markets have been positive thus far in 2010, overcoming some early volatility to continue the upward trend that began in March 2009. Year to date, U.S. stocks have seen the biggest gains, outpacing the performance of foreign equities, which has been hampered by a rebounding dollar. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

The Funds invest in Fidelity Central Funds, which are open-end investment companies with similar investment objectives to those of the Funds, available only to other mutual funds and accounts managed by Fidelity Management & Research Company, (FMR) and its affiliates. In addition to the direct expenses incurred by the Funds presented in the table, as a shareholder of the underlying Fidelity Central Funds, the Funds also indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds. These expenses are not included in the Funds' annualized expense ratio used to calculate either the actual or hypothetical expense estimates presented in the table but are summarized in a footnote to the table.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Fidelity Asset Manager 20%
Class A	.83%
Actual		$ 1,000.00	$ 1,044.80	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Class T	1.09%
Actual		$ 1,000.00	$ 1,043.70	$ 5.55
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class B	1.65%
Actual		$ 1,000.00	$ 1,040.10	$ 8.39
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.61%
Actual		$ 1,000.00	$ 1,040.40	$ 8.19
HypotheticalA		$ 1,000.00	$ 1,016.90	$ 8.10
Asset Manager 20%	.56%
Actual		$ 1,000.00	$ 1,046.20	$ 2.86
HypotheticalA		$ 1,000.00	$ 1,022.14	$ 2.82
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.54%
Actual		$ 1,000.00	$ 1,045.40	$ 2.75
HypotheticalA		$ 1,000.00	$ 1,022.24	$ 2.72
Fidelity Asset Manager 30%
Class A	.90%
Actual		$ 1,000.00	$ 1,053.60	$ 4.61
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,053.80	$ 5.89
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,050.00	$ 8.43
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,051.20	$ 8.44
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 30%	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,056.00	$ 3.33
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 40%
Class A	.90%
Actual		$ 1,000.00	$ 1,063.30	$ 4.63
HypotheticalA		$ 1,000.00	$ 1,020.44	$ 4.53
Class T	1.15%
Actual		$ 1,000.00	$ 1,061.90	$ 5.91
HypotheticalA		$ 1,000.00	$ 1,019.20	$ 5.79
Class B	1.65%
Actual		$ 1,000.00	$ 1,060.40	$ 8.48
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Class C	1.65%
Actual		$ 1,000.00	$ 1,059.40	$ 8.47
HypotheticalA		$ 1,000.00	$ 1,016.70	$ 8.30
Asset Manager 40%	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Institutional Class	.65%
Actual		$ 1,000.00	$ 1,065.70	$ 3.35
HypotheticalA		$ 1,000.00	$ 1,021.69	$ 3.28
Fidelity Asset Manager 50%
Class A	.96%
Actual		$ 1,000.00	$ 1,070.80	$ 4.96
HypotheticalA		$ 1,000.00	$ 1,020.14	$ 4.84
Class T	1.22%
Actual		$ 1,000.00	$ 1,069.50	$ 6.29
HypotheticalA		$ 1,000.00	$ 1,018.85	$ 6.14
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Class B	1.78%
Actual		$ 1,000.00	$ 1,066.10	$ 9.17
HypotheticalA		$ 1,000.00	$ 1,016.06	$ 8.95
Class C	1.75%
Actual		$ 1,000.00	$ 1,067.20	$ 9.02
HypotheticalA		$ 1,000.00	$ 1,016.21	$ 8.80
Asset Manager 50%	.72%
Actual		$ 1,000.00	$ 1,072.50	$ 3.72
HypotheticalA		$ 1,000.00	$ 1,021.34	$ 3.63
Institutional Class	.68%
Actual		$ 1,000.00	$ 1,072.20	$ 3.51
HypotheticalA		$ 1,000.00	$ 1,021.54	$ 3.43
Fidelity Asset Manager 60%
Class A	1.10%
Actual		$ 1,000.00	$ 1,078.50	$ 5.70
HypotheticalA		$ 1,000.00	$ 1,019.45	$ 5.54
Class T	1.35%
Actual		$ 1,000.00	$ 1,076.60	$ 6.99
HypotheticalA		$ 1,000.00	$ 1,018.25	$ 6.79
Class B	1.85%
Actual		$ 1,000.00	$ 1,073.90	$ 9.57
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.30
Class C	1.85%
Actual		$ 1,000.00	$ 1,073.30	$ 9.56
HypotheticalA		$ 1,000.00	$ 1,015.71	$ 9.30
Asset Manager 60%	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Institutional Class	.85%
Actual		$ 1,000.00	$ 1,078.70	$ 4.41
HypotheticalA		$ 1,000.00	$ 1,020.69	$ 4.28
Fidelity Asset Manager 70%
Class A	1.12%
Actual		$ 1,000.00	$ 1,083.90	$ 5.82
HypotheticalA		$ 1,000.00	$ 1,019.35	$ 5.64
Class T	1.38%
Actual		$ 1,000.00	$ 1,082.90	$ 7.17
HypotheticalA		$ 1,000.00	$ 1,018.05	$ 6.94
Class B	1.92%
Actual		$ 1,000.00	$ 1,079.60	$ 9.95
HypotheticalA		$ 1,000.00	$ 1,015.36	$ 9.65
Class C	1.84%
Actual		$ 1,000.00	$ 1,080.50	$ 9.54
HypotheticalA		$ 1,000.00	$ 1,015.76	$ 9.25
Asset Manager 70%	.80%
Actual		$ 1,000.00	$ 1,085.90	$ 4.16
HypotheticalA		$ 1,000.00	$ 1,020.94	$ 4.03
	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Institutional Class	.83%
Actual		$ 1,000.00	$ 1,085.50	$ 4.32
HypotheticalA		$ 1,000.00	$ 1,020.79	$ 4.18
Fidelity Asset Manager 85%
Class A	1.09%
Actual		$ 1,000.00	$ 1,093.90	$ 5.69
HypotheticalA		$ 1,000.00	$ 1,019.50	$ 5.49
Class T	1.35%
Actual		$ 1,000.00	$ 1,092.40	$ 7.04
HypotheticalA		$ 1,000.00	$ 1,018.20	$ 6.79
Class B	1.94%
Actual		$ 1,000.00	$ 1,089.80	$ 10.11
HypotheticalA		$ 1,000.00	$ 1,015.26	$ 9.75
Class C	1.87%
Actual		$ 1,000.00	$ 1,089.30	$ 9.74
HypotheticalA		$ 1,000.00	$ 1,015.61	$ 9.40
Asset Manager 85%	.86%
Actual		$ 1,000.00	$ 1,094.60	$ 4.49
HypotheticalA		$ 1,000.00	$ 1,020.64	$ 4.33
Institutional Class	.81%
Actual		$ 1,000.00	$ 1,094.40	$ 4.23
HypotheticalA		$ 1,000.00	$ 1,020.89	$ 4.08

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/ 365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

In addition to the expenses noted above, the Fund also indirectly bears its proportional share of the expenses of the underlying Fidelity Central Funds. Annualized expenses of the underlying Fidelity Central Funds as of their most recent fiscal half year ranged from less than .01% to .10%.

Semiannual Report

Fidelity Asset Manager 20%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	14.3
Fannie Mae	12.5	15.7
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.3	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	32.9
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.6%	U.S. Government and U.S. Government Agency Obligations 32.8%
AAA,AA,A 10.3%	AAA,AA,A 12.4%
BBB 8.0%	BBB 10.7%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 20.6%	Equities 21.0%
Short-Term Investments and Net Other Assets 22.1%	Short-Term Investments and Net Other Assets 16.6%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.3	0.3
Microsoft Corp.	0.3	0.2
Procter & Gamble Co.	0.2	0.2
Google, Inc. Class A	0.2	0.3
General Electric Co.	0.2	0.1
	1.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 21.4%	Stock Class and Equity Futures 20.9%
Bond Class 53.8%	Bond Class 58.4%
Short-Term Class 24.8%	Short-Term Class 20.7%
* Includes Commodities & Related Investments of 1.0%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	4.9
Fidelity Information Technology Central Fund	2.7
Fidelity Financials Central Fund	2.4
Fidelity Health Care Central Fund	1.9
Fidelity Industrials Central Fund	1.7
Fidelity Consumer Discretionary Central Fund	1.6
Fidelity Energy Central Fund	1.6
Fidelity Consumer Staples Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.0
Fidelity Emerging Markets Equity Central Fund	0.8
Fidelity Materials Central Fund	0.6
Fidelity Utilities Central Fund	0.5
Fidelity Telecom Services Central Fund	0.4
Total Equity Central Funds	21.6
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.7
Total Fixed-Income Central Funds	54.7
Money Market Central Funds	23.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 11.0% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 20%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 21.6%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	2,598,768	$ 26,975,209
Fidelity Consumer Discretionary Central Fund (b)	403,313	44,082,155
Fidelity Consumer Staples Central Fund (b)	333,640	41,267,909
Fidelity Emerging Markets Equity Central Fund (b)	111,249	21,222,971
Fidelity Energy Central Fund (b)	421,908	44,097,859
Fidelity Financials Central Fund (b)	1,033,835	66,372,209
Fidelity Health Care Central Fund (b)	460,048	53,190,758
Fidelity Industrials Central Fund (b)	400,986	48,583,504
Fidelity Information Technology Central Fund (b)	524,096	74,206,687
Fidelity International Equity Central Fund (b)	2,057,287	137,632,489
Fidelity Materials Central Fund (b)	113,106	16,184,285
Fidelity Telecom Services Central Fund (b)	109,753	11,649,168
Fidelity Utilities Central Fund (b)	164,225	14,844,312
TOTAL EQUITY CENTRAL FUNDS (Cost $583,277,841)		600,309,515
Fixed-Income Central Funds - 54.7%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	343,278	33,136,619
Fidelity High Income Central Fund 1 (b)	1,127,356	105,159,747
TOTAL HIGH YIELD FIXED-INCOME FUNDS		138,296,366
Investment Grade Fixed-Income Funds - 49.7%
Fidelity Tactical Income Central Fund (b)	14,262,869	1,379,932,592
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $1,510,735,229)		1,518,228,958
Money Market Central Funds - 23.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	33,637,584	$ 33,637,584
Fidelity Money Market Central Fund, 0.35% (a)	625,550,134	625,550,134
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $659,187,718)		659,187,718
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,753,200,788)		2,777,726,191
NET OTHER ASSETS - 0.0%		246,813
NET ASSETS - 100%		$ 2,777,973,004
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 48,872
Fidelity Commodity Strategy Central Fund	11,757
Fidelity Consumer Discretionary Central Fund	253,508
Fidelity Consumer Staples Central Fund	441,537
Fidelity Emerging Markets Equity Central Fund	30,793
Fidelity Energy Central Fund	193,596
Fidelity Financials Central Fund	211,931
Fidelity Floating Rate Central Fund	554,092
Fidelity Health Care Central Fund	200,880
Fidelity High Income Central Fund 1	3,850,694
Fidelity Industrials Central Fund	279,807
Fidelity Information Technology Central Fund	131,920
Fidelity International Equity Central Fund	715,701
Fidelity Materials Central Fund	118,432
Fidelity Money Market Central Fund	1,027,669
Fund	Income earned
Fidelity Tactical Income Central Fund	$ 26,310,996
Fidelity Telecom Services Central Fund	186,622
Fidelity Utilities Central Fund	234,078
Total	$ 34,802,885
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 26,996,735	$ 187,207	$ 26,975,209	14.3%
Fidelity Consumer Discretionary Central Fund	44,675,351	3,602,261	10,929,865	44,082,155	8.1%
Fidelity Consumer Staples Central Fund	45,057,822	3,741,768	10,524,824	41,267,909	7.8%
Fidelity Emerging Markets Equity Central Fund	-	19,778,422	188,065	21,222,971	5.8%
Fidelity Energy Central Fund	54,207,979	3,898,138	15,538,488	44,097,859	7.8%
Fidelity Financials Central Fund	73,751,990	5,336,502	18,373,289	66,372,209	7.8%
Fidelity Floating Rate Central Fund	26,813,071	4,565,756	61,874	33,136,619	1.2%
Fidelity Health Care Central Fund	61,659,926	4,354,176	19,345,240	53,190,758	7.9%
Fidelity High Income Central Fund 1	92,773,272	7,499,998	279,145	105,159,747	18.7%
Fidelity Industrials Central Fund	52,695,777	3,860,434	15,275,906	48,583,504	8.0%
Fidelity Information Technology Central Fund	89,102,247	6,241,631	30,624,038	74,206,687	7.6%
Fidelity International Equity Central Fund	26,661,977	105,314,333	768,852	137,632,489	8.2%
Fidelity Materials Central Fund	20,193,264	1,364,981	7,000,683	16,184,285	8.1%
Fidelity Tactical Income Central Fund	1,291,110,352	205,052,595	145,384,007	1,379,932,592	31.4%
Fidelity Telecom Services Central Fund	15,219,399	1,087,524	5,261,895	11,649,168	8.0%
Fidelity Utilities Central Fund	16,532,066	1,465,606	3,435,045	14,844,312	8.0%
Total	$ 1,910,454,493	$ 404,160,860	$ 283,178,423	$ 2,118,538,473
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.0%
United Kingdom	2.0%
Japan	1.1%
Others (Individually Less Than 1%)	7.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $109,929,389 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $70,092,243 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 20%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $2,753,200,788) - See accompanying schedule:		$ 2,777,726,191
Receivable for investments sold		1,060,084
Receivable for fund shares sold		6,929,093
Distributions receivable from Fidelity Central Funds		5,919,831
Prepaid expenses		3,928
Receivable from investment adviser for expense reductions		25
Other receivables		21,925
Total assets		2,791,661,077

Liabilities
Payable for investments purchased	$ 7,689,069
Payable for fund shares redeemed	4,701,956
Accrued management fee	947,880
Distribution fees payable	24,863
Other affiliated payables	300,974
Other payables and accrued expenses	23,331
Total liabilities		13,688,073

Net Assets		$ 2,777,973,004
Net Assets consist of:
Paid in capital		$ 2,830,694,194
Undistributed net investment income		6,174,277
Accumulated undistributed net realized gain (loss) on investments		(83,420,870)
Net unrealized appreciation (depreciation) on investments		24,525,403
Net Assets		$ 2,777,973,004

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($27,041,108 ÷ 2,212,588 shares)		$ 12.22

Maximum offering price per share (100/94.25 of $12.22)		$ 12.97
Class T: Net Asset Value and redemption price per share ($13,483,792 ÷ 1,105,183 shares)		$ 12.20

Maximum offering price per share (100/96.50 of $12.20)		$ 12.64
Class B: Net Asset Value and offering price per share ($3,466,988 ÷ 284,539 shares)A		$ 12.18

Class C: Net Asset Value and offering price per share ($13,451,550 ÷ 1,105,290 shares)A		$ 12.17

Asset Manager 20%: Net Asset Value, offering price and redemption price per share ($2,717,232,972 ÷ 222,044,268 shares)		$ 12.24

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,296,594 ÷ 269,445 shares)		$ 12.23

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 9
Income from Fidelity Central Funds		34,802,885
Total income		34,802,894

Expenses
Management fee	$ 5,341,606
Transfer agent fees	1,334,877
Distribution fees	134,671
Accounting fees and expenses	414,894
Custodian fees and expenses	2,501
Independent trustees' compensation	4,183
Registration fees	96,927
Audit	20,878
Legal	8,578
Miscellaneous	19,997
Total expenses before reductions	7,379,112
Expense reductions	(77,770)	7,301,342
Net investment income (loss)		27,501,552
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	955,461
Fidelity Central Funds	19,188,280
Capital gain distributions from Fidelity Central Funds	88,110
Total net realized gain (loss)		20,231,851
Change in net unrealized appreciation (depreciation) on investment securities		67,913,261
Net gain (loss)		88,145,112
Net increase (decrease) in net assets resulting from operations		$ 115,646,664

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 27,501,552	$ 65,126,858
Net realized gain (loss)	20,231,851	(30,879,729)
Change in net unrealized appreciation (depreciation)	67,913,261	107,713,614
Net increase (decrease) in net assets resulting from operations	115,646,664	141,960,743
Distributions to shareholders from net investment income	(24,559,028)	(71,793,201)
Distributions to shareholders from net realized gain	(1,063,161)	-
Total distributions	(25,622,189)	(71,793,201)
Share transactions - net increase (decrease)	333,138,312	(1,051,686)
Total increase (decrease) in net assets	423,162,787	69,115,856

Net Assets
Beginning of period	2,354,810,217	2,285,694,361
End of period (including undistributed net investment income of $6,174,277 and undistributed net investment income of $3,231,753, respectively)	$ 2,777,973,004	$ 2,354,810,217

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.80	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.11	.33	.39	.48
Net realized and unrealized gain (loss)	.42	.48	(1.27)	.40
Total from investment operations	.53	.81	(.88)	.88
Distributions from net investment income	(.10)	(.36)	(.42)	(.52)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.11) I	(.36)	(.67)	(1.11)
Net asset value, end of period	$ 12.22	$ 11.80	$ 11.35	$ 12.90
Total Return B,C,D	4.48%	7.51%	(7.18)%	7.03%
Ratios to Average Net Assets H
Expenses before reductions	.83% A	.87%	.86%	.87% A
Expenses net of fee waivers, if any	.83% A	.87%	.86%	.87% A
Expenses net of all reductions	.83% A	.87%	.86%	.87% A
Net investment income (loss)	1.88% A	3.01%	3.18%	3.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27,041	$ 24,488	$ 8,030	$ 3,422
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.11 per share is comprised of distributions from net investment income of $.101 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.78	$ 11.33	$ 12.88	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.45
Net realized and unrealized gain (loss)	.41	.48	(1.28)	.40
Total from investment operations	.51	.78	(.92)	.85
Distributions from net investment income	(.09)	(.33)	(.38)	(.51)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.09) I	(.33)	(.63)	(1.10)
Net asset value, end of period	$ 12.20	$ 11.78	$ 11.33	$ 12.88
Total Return B,C,D	4.37%	7.26%	(7.43)%	6.75%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.11%	1.12%	1.11% A
Expenses net of fee waivers, if any	1.09% A	1.11%	1.12%	1.11% A
Expenses net of all reductions	1.09% A	1.11%	1.12%	1.11% A
Net investment income (loss)	1.62% A	2.76%	2.93%	3.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,484	$ 10,032	$ 4,915	$ 3,954
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.087 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.77	$ 11.32	$ 12.87	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.06	.24	.29	.39
Net realized and unrealized gain (loss)	.41	.49	(1.27)	.38
Total from investment operations	.47	.73	(.98)	.77
Distributions from net investment income	(.06)	(.28)	(.32)	(.44)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.57)	(1.03)
Net asset value, end of period	$ 12.18	$ 11.77	$ 11.32	$ 12.87
Total Return B,C,D	4.01%	6.70%	(7.89)%	6.13%
Ratios to Average Net Assets H
Expenses before reductions	1.67% A	1.69%	1.67%	1.65% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.66%	1.65% A
Expenses net of all reductions	1.64% A	1.65%	1.66%	1.65% A
Net investment income (loss)	1.07% A	2.23%	2.38%	3.06% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,467	$ 2,712	$ 1,975	$ 991
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.055 and distributions from net realized gain of $.005 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.76	$ 11.31	$ 12.86	$ 13.13
Income from Investment Operations
Net investment income (loss) E	.07	.24	.29	.39
Net realized and unrealized gain (loss)	.40	.49	(1.26)	.38
Total from investment operations	.47	.73	(.97)	.77
Distributions from net investment income	(.06)	(.28)	(.33)	(.45)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.06) I	(.28)	(.58)	(1.04)
Net asset value, end of period	$ 12.17	$ 11.76	$ 11.31	$ 12.86
Total Return B,C,D	4.04%	6.75%	(7.87)%	6.15%
Ratios to Average Net Assets H
Expenses before reductions	1.61% A	1.63%	1.65%	1.64% A
Expenses net of fee waivers, if any	1.61% A	1.63%	1.65%	1.64% A
Expenses net of all reductions	1.61% A	1.63%	1.64%	1.64% A
Net investment income (loss)	1.10% A	2.24%	2.40%	3.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 13,452	$ 9,189	$ 3,668	$ 1,697
Portfolio turnover rate F	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.058 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 20%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00	$ 12.25
Income from Investment Operations
Net investment income (loss) D	.13	.35	.43	.53	.46	.33
Net realized and unrealized gain (loss)	.41	.50	(1.28)	.38	.39	.74
Total from investment operations	.54	.85	(.85)	.91	.85	1.07
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)	(.43)	(.32)
Distributions from net realized gain	(.01)	-	(.25)	(.59)	(.28)	-
Total distributions	(.12) H	(.39)	(.70)	(1.14)	(.71)	(.32)
Net asset value, end of period	$ 12.24	$ 11.82	$ 11.36	$ 12.91	$ 13.14	$ 13.00
Total Return B,C	4.62%	7.90%	(6.90)%	7.26%	6.77%	8.85%
Ratios to Average Net Assets F
Expenses before reductions	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of fee waivers, if any	.56% A	.58%	.56%	.57%	.58%	.60%
Expenses net of all reductions	.56% A	.58%	.56%	.57%	.57%	.58%
Net investment income (loss)	2.15% A	3.30%	3.48%	4.15%	3.58%	2.64%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,717,233	$ 2,305,692	$ 2,265,384	$ 2,509,481	$ 2,130,750	$ 1,724,038
Portfolio turnover rate E	30% A	16%	5%	6%	81% G	81% G

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. G Portfolio turnover rate excludes securities received or delivered in-kind. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.117 and distributions from net realized gain of $.005 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.82	$ 11.35	$ 12.90	$ 13.13
Income from Investment Operations
Net investment income (loss) D	.13	.36	.42	.53
Net realized and unrealized gain (loss)	.40	.50	(1.27)	.38
Total from investment operations	.53	.86	(.85)	.91
Distributions from net investment income	(.12)	(.39)	(.45)	(.55)
Distributions from net realized gain	(.01)	-	(.25)	(.59)
Total distributions	(.12) H	(.39)	(.70)	(1.14)
Net asset value, end of period	$ 12.23	$ 11.82	$ 11.35	$ 12.90
Total Return B,C	4.54%	8.00%	(6.91)%	7.24%
Ratios to Average Net Assets G
Expenses before reductions	.54% A	.56%	.57%	.59% A
Expenses net of fee waivers, if any	.54% A	.56%	.57%	.59% A
Expenses net of all reductions	.54% A	.56%	.56%	.59% A
Net investment income (loss)	2.17% A	3.32%	3.48%	4.13% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,297	$ 2,697	$ 1,722	$ 248
Portfolio turnover rate E	30% A	16%	5%	6%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.12 per share is comprised of distributions from net investment income of $.118 and distributions from net realized gain of $.005 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	16.7	13.8
Fannie Mae	12.5	15.2
Freddie Mac	1.9	2.2
Government National Mortgage Association	1.4	0.6
Morgan Stanley Capital I Trust	0.5	0.5
	33.0
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 32.7%	U.S. Government and U.S. Government Agency Obligations 31.8%
AAA,AA,A 10.3%	AAA,AA,A 11.5%
BBB 8.1%	BBB 10.5%
BB and Below 5.8%	BB and Below 6.3%
Not Rated 0.6%	Not Rated 0.2%
Equities 29.9%	Equities 30.3%
Short-Term Investments and Net Other Assets 12.6%	Short-Term Investments and Net Other Assets 9.4%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.4	0.5
Microsoft Corp.	0.4	0.3
Procter & Gamble Co.	0.3	0.3
Google, Inc. Class A	0.3	0.4
General Electric Co.	0.2	0.1
	1.6
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 31.0%	Stock Class and Equity Futures 30.3%
Bond Class 54.0%	Bond Class 56.6%
Short-Term Class 15.0%	Short-Term Class 13.1%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	7.3
Fidelity Information Technology Central Fund	4.0
Fidelity Financials Central Fund	3.6
Fidelity Health Care Central Fund	2.8
Fidelity Industrials Central Fund	2.4
Fidelity Energy Central Fund	2.3
Fidelity Consumer Discretionary Central Fund	2.2
Fidelity Consumer Staples Central Fund	2.2
Fidelity Emerging Markets Equity Central Fund	1.3
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Materials Central Fund	0.8
Fidelity Utilities Central Fund	0.8
Fidelity Telecom Services Central Fund	0.6
Total Equity Central Funds	31.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	49.8
Total Fixed-Income Central Funds	54.8
Money Market Central Funds	13.7
Net Other Assets	0.3
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 14.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 30%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 31.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	94,063	$ 976,374
Fidelity Consumer Discretionary Central Fund (b)	21,109	2,307,228
Fidelity Consumer Staples Central Fund (b)	18,159	2,246,111
Fidelity Emerging Markets Equity Central Fund (b)	7,224	1,378,166
Fidelity Energy Central Fund (b)	22,273	2,327,997
Fidelity Financials Central Fund (b)	58,462	3,753,271
Fidelity Health Care Central Fund (b)	24,669	2,852,207
Fidelity Industrials Central Fund (b)	20,738	2,512,608
Fidelity Information Technology Central Fund (b)	28,909	4,093,259
Fidelity International Equity Central Fund (b)	113,432	7,588,572
Fidelity Materials Central Fund (b)	5,919	847,004
Fidelity Telecom Services Central Fund (b)	5,633	597,906
Fidelity Utilities Central Fund (b)	8,833	798,434
TOTAL EQUITY CENTRAL FUNDS (Cost $30,866,838)		32,279,137
Fixed-Income Central Funds - 54.8%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	12,672	1,223,239
Fidelity High Income Central Fund 1 (b)	41,903	3,908,725
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,131,964
Investment Grade Fixed-Income Funds - 49.8%
Fidelity Tactical Income Central Fund (b)	531,881	51,459,452
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $54,390,924)		56,591,416
Money Market Central Funds - 13.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	4,203,151	$ 4,203,151
Fidelity Money Market Central Fund, 0.35% (a)	9,900,000	9,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $14,103,151)		14,103,151
TOTAL INVESTMENT PORTFOLIO - 99.7% (Cost $99,360,913)		102,973,704
NET OTHER ASSETS - 0.3%		325,855
NET ASSETS - 100%		$ 103,299,559
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,951
Fidelity Commodity Strategy Central Fund	397
Fidelity Consumer Discretionary Central Fund	12,427
Fidelity Consumer Staples Central Fund	22,280
Fidelity Emerging Markets Equity Central Fund	1,684
Fidelity Energy Central Fund	9,993
Fidelity Financials Central Fund	10,846
Fidelity Floating Rate Central Fund	19,474
Fidelity Health Care Central Fund	10,016
Fidelity High Income Central Fund 1	129,647
Fidelity Industrials Central Fund	13,618
Fidelity Information Technology Central Fund	6,637
Fidelity International Equity Central Fund	35,768
Fidelity Materials Central Fund	5,632
Fidelity Money Market Central Fund	14,469
Fidelity Tactical Income Central Fund	875,600
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 9,306
Fidelity Utilities Central Fund	11,569
Total	$ 1,193,314
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 975,811	$ 505	$ 976,374	0.5%
Fidelity Consumer Discretionary Central Fund	2,153,509	496,394	676,938	2,307,228	0.4%
Fidelity Consumer Staples Central Fund	2,123,558	599,442	627,624	2,246,111	0.4%
Fidelity Emerging Markets Equity Central Fund	-	1,274,966	751	1,378,166	0.4%
Fidelity Energy Central Fund	2,396,832	833,769	989,703	2,327,997	0.4%
Fidelity Financials Central Fund	3,391,587	1,106,152	1,064,939	3,753,271	0.4%
Fidelity Floating Rate Central Fund	855,694	302,629	665	1,223,239	0.0%
Fidelity Health Care Central Fund	2,790,440	628,664	884,643	2,852,207	0.4%
Fidelity High Income Central Fund 1	2,726,495	1,011,398	2,165	3,908,725	0.7%
Fidelity Industrials Central Fund	2,346,736	538,236	734,854	2,512,608	0.4%
Fidelity Information Technology Central Fund	3,965,785	960,177	1,291,174	4,093,259	0.4%
Fidelity International Equity Central Fund	713,202	6,648,943	87,583	7,588,572	0.5%
Fidelity Materials Central Fund	822,400	190,747	248,708	847,004	0.4%
Fidelity Tactical Income Central Fund	37,975,333	14,538,491	2,012,258	51,459,452	1.2%
Fidelity Telecom Services Central Fund	608,687	136,476	175,244	597,906	0.4%
Fidelity Utilities Central Fund	808,087	214,584	236,041	798,434	0.4%
Total	$ 63,678,345	$ 30,456,879	$ 9,033,795	$ 88,870,553
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.1%
United Kingdom	2.6%
Japan	1.6%
Switzerland	1.0%
Others (Individually Less Than 1%)	9.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $270,253 of which $10,213 and $260,040 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $728,141 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 30%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $99,360,913) - See accompanying schedule:		$ 102,973,704
Receivable for investments sold		33,137
Receivable for fund shares sold		622,095
Distributions receivable from Fidelity Central Funds		190,104
Prepaid expenses		107
Other receivables		1,029
Total assets		103,820,176

Liabilities
Payable for investments purchased	$ 307,678
Payable for fund shares redeemed	132,172
Accrued management fee	38,305
Distribution fees payable	7,673
Other affiliated payables	11,376
Other payables and accrued expenses	23,413
Total liabilities		520,617

Net Assets		$ 103,299,559
Net Assets consist of:
Paid in capital		$ 98,719,261
Undistributed net investment income		193,542
Accumulated undistributed net realized gain (loss) on investments		773,965
Net unrealized appreciation (depreciation) on investments		3,612,791
Net Assets		$ 103,299,559

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($6,035,189 ÷ 642,546 shares)		$ 9.39

Maximum offering price per share (100/94.25 of $9.39)		$ 9.96
Class T: Net Asset Value and redemption price per share ($5,397,619 ÷ 575,055 shares)		$ 9.39

Maximum offering price per share (100/96.50 of $9.39)		$ 9.73
Class B: Net Asset Value and offering price per share ($1,061,904 ÷ 113,181 shares)A		$ 9.38

Class C: Net Asset Value and offering price per share ($4,122,038 ÷ 440,014 shares)A		$ 9.37

Asset Manager 30%: Net Asset Value, offering price and redemption price per share ($85,647,159 ÷ 9,113,072 shares)		$ 9.40

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,035,650 ÷ 110,202 shares)		$ 9.40

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 1,193,314

Expenses
Management fee	$ 181,812
Transfer agent fees	44,943
Distribution fees	36,161
Accounting fees and expenses	18,133
Custodian fees and expenses	2,441
Independent trustees' compensation	133
Registration fees	36,857
Audit	25,045
Legal	227
Miscellaneous	977
Total expenses before reductions	346,729
Expense reductions	(30,448)	316,281
Net investment income (loss)		877,033
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,397
Fidelity Central Funds	1,763,907
Capital gain distributions from Fidelity Central Funds	980
Total net realized gain (loss)		1,806,284
Change in net unrealized appreciation (depreciation) on investment securities		2,005,219
Net gain (loss)		3,811,503
Net increase (decrease) in net assets resulting from operations		$ 4,688,536

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 877,033	$ 1,179,609
Net realized gain (loss)	1,806,284	7,974
Change in net unrealized appreciation (depreciation)	2,005,219	4,625,475
Net increase (decrease) in net assets resulting from operations	4,688,536	5,813,058
Distributions to shareholders from net investment income	(841,130)	(1,165,886)
Distributions to shareholders from net realized gain	(414,379)	-
Total distributions	(1,255,509)	(1,165,886)
Share transactions - net increase (decrease)	28,128,551	36,657,851
Total increase (decrease) in net assets	31,561,578	41,305,023

Net Assets
Beginning of period	71,737,981	30,432,958
End of period (including undistributed net investment income of $193,542 and undistributed net investment income of $157,639, respectively)	$ 103,299,559	$ 71,737,981

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.22	.24
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.48	.62	(1.15)
Distributions from net investment income	(.09)	(.24)	(.19)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.13) I	(.24)	(.19)
Net asset value, end of period	$ 9.39	$ 9.04	$ 8.66
Total Return B,C,D	5.36%	7.50%	(11.63)%
Ratios to Average Net Assets H
Expenses before reductions	.99% A	1.21%	1.66% A
Expenses net of fee waivers, if any	.90% A	.90%	.98% A
Expenses net of all reductions	.89% A	.89%	.98% A
Net investment income (loss)	1.84% A	2.75%	2.63% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,035	$ 4,305	$ 1,159
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.13 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.07	.20	.22
Net realized and unrealized gain (loss)	.41	.40	(1.40)
Total from investment operations	.48	.60	(1.18)
Distributions from net investment income	(.08)	(.22)	(.17)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.12) I	(.22)	(.17)
Net asset value, end of period	$ 9.39	$ 9.03	$ 8.65
Total Return B,C,D	5.38%	7.25%	(11.91)%
Ratios to Average Net Assets H
Expenses before reductions	1.21% A	1.46%	1.97% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.20% A
Expenses net of all reductions	1.15% A	1.14%	1.20% A
Net investment income (loss)	1.59% A	2.50%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,398	$ 2,181	$ 1,074
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.076 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.03	$ 8.65	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.45	.56	(1.22)
Distributions from net investment income	(.05)	(.18)	(.13)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.13)
Net asset value, end of period	$ 9.38	$ 9.03	$ 8.65
Total Return B,C,D	5.00%	6.73%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.79% A	2.00%	2.71% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.73% A
Expenses net of all reductions	1.64% A	1.65%	1.73% A
Net investment income (loss)	1.09% A	2.00%	1.87% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,062	$ 773	$ 480
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 9.01	$ 8.64	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.16	.17
Net realized and unrealized gain (loss)	.41	.39	(1.39)
Total from investment operations	.46	.55	(1.22)
Distributions from net investment income	(.05)	(.18)	(.14)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.10) I	(.18)	(.14)
Net asset value, end of period	$ 9.37	$ 9.01	$ 8.64
Total Return B,C,D	5.12%	6.62%	(12.30)%
Ratios to Average Net Assets H
Expenses before reductions	1.74% A	1.95%	2.37% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.70% A
Expenses net of all reductions	1.65% A	1.64%	1.70% A
Net investment income (loss)	1.09% A	2.00%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,122	$ 2,499	$ 1,495
Portfolio turnover rate F	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.10 per share is comprised of distributions from net investment income of $.053 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 30%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.43)%
Ratios to Average Net Assets G
Expenses before reductions	.71% A	.90%	1.24% A
Expenses net of fee waivers, if any	.65% A	.65%	.73% A
Expenses net of all reductions	.64% A	.65%	.72% A
Net investment income (loss)	2.09% A	3.00%	2.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 85,647	$ 61,207	$ 26,016
Portfolio turnover rate E	26% A	12%	24% A
A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 9.04	$ 8.66	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.10	.24	.26
Net realized and unrealized gain (loss)	.40	.40	(1.39)
Total from investment operations	.50	.64	(1.13)
Distributions from net investment income	(.10)	(.26)	(.21)
Distributions from net realized gain	(.05)	-	-
Total distributions	(.14) H	(.26)	(.21)
Net asset value, end of period	$ 9.40	$ 9.04	$ 8.66
Total Return B,C	5.60%	7.77%	(11.45)%
Ratios to Average Net Assets G
Expenses before reductions	.73% A	.97%	1.76% A
Expenses net of fee waivers, if any	.65% A	.65%	.75% A
Expenses net of all reductions	.64% A	.65%	.75% A
Net investment income (loss)	2.09% A	3.00%	2.86% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,036	$ 773	$ 209
Portfolio turnover rate E	26% A	12%	24% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.14 per share is comprised of distributions from net investment income of $.096 and distributions from net realized gain of $.045 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	14.7	12.0
Fannie Mae	11.1	13.2
Freddie Mac	1.7	1.9
Government National Mortgage Association	1.2	0.5
Morgan Stanley Capital I Trust	0.5	0.4
	29.2
Quality Diversification (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
U.S. Government and U.S. Government Agency Obligations 28.8%	U.S. Government and U.S. Government Agency Obligations 27.6%
AAA,AA,A 9.3%	AAA,AA,A 10.0%
BBB 7.0%	BBB 9.1%
BB and Below 5.4%	BB and Below 6.0%
Not Rated 0.6%	Not Rated 0.2%
Equities 39.2%	Equities 40.4%
Short-Term Investments and Net Other Assets 9.7%	Short-Term Investments and Net Other Assets 6.7%

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Top Five Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.6	0.6
Microsoft Corp.	0.5	0.3
Procter & Gamble Co.	0.4	0.4
Google, Inc. Class A	0.4	0.5
General Electric Co.	0.3	0.1
	2.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 40.3%	Stock Class and Equity Futures 40.3%
Bond Class 48.3%	Bond Class 49.7%
Short-Term Class 11.4%	Short-Term Class 10.0%
* Includes Commodities & Related Investments of 0.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	9.5
Fidelity Information Technology Central Fund	5.1
Fidelity Financials Central Fund	5.1
Fidelity Health Care Central Fund	3.6
Fidelity Industrials Central Fund	3.2
Fidelity Energy Central Fund	3.0
Fidelity Consumer Staples Central Fund	2.9
Fidelity Consumer Discretionary Central Fund	2.8
Fidelity Emerging Markets Equity Central Fund	1.9
Fidelity Materials Central Fund	1.0
Fidelity Utilities Central Fund	1.0
Fidelity Commodity Strategy Central Fund	0.9
Fidelity Telecom Services Central Fund	0.7
Total Equity Central Funds	40.7
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.9
Investment Grade Fixed-Income Funds	44.0
Total Fixed-Income Central Funds	48.9
Money Market Central Funds	9.6
Net Other Assets	0.8
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 18.7% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 40%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 40.7%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	60,872	$ 631,852
Fidelity Consumer Discretionary Central Fund (b)	17,731	1,938,033
Fidelity Consumer Staples Central Fund (b)	16,063	1,986,858
Fidelity Emerging Markets Equity Central Fund (b)	6,939	1,323,763
Fidelity Energy Central Fund (b)	19,554	2,043,825
Fidelity Financials Central Fund (b)	53,994	3,466,396
Fidelity Health Care Central Fund (b)	21,148	2,445,182
Fidelity Industrials Central Fund (b)	17,897	2,168,388
Fidelity Information Technology Central Fund (b)	24,696	3,496,760
Fidelity International Equity Central Fund (b)	97,509	6,523,356
Fidelity Materials Central Fund (b)	5,001	715,607
Fidelity Telecom Services Central Fund (b)	4,799	509,366
Fidelity Utilities Central Fund (b)	7,641	690,677
TOTAL EQUITY CENTRAL FUNDS (Cost $26,842,914)		27,940,063
Fixed-Income Central Funds - 48.9%

High Yield Fixed-Income Funds - 4.9%
Fidelity Floating Rate Central Fund (b)	8,525	822,900
Fidelity High Income Central Fund 1 (b)	27,684	2,582,321
TOTAL HIGH YIELD FIXED-INCOME FUNDS		3,405,221
Investment Grade Fixed-Income Funds - 44.0%
Fidelity Tactical Income Central Fund (b)	312,212	30,206,498
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $32,360,003)		33,611,719
Money Market Central Funds - 9.6%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	2,737,649	$ 2,737,649
Fidelity Money Market Central Fund, 0.35% (a)	3,900,000	3,900,000
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $6,637,649)		6,637,649
TOTAL INVESTMENT PORTFOLIO - 99.2% (Cost $65,840,566)		68,189,431
NET OTHER ASSETS - 0.8%		524,341
NET ASSETS - 100%		$ 68,713,772
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 2,233
Fidelity Commodity Strategy Central Fund	247
Fidelity Consumer Discretionary Central Fund	10,313
Fidelity Consumer Staples Central Fund	18,807
Fidelity Emerging Markets Equity Central Fund	1,584
Fidelity Energy Central Fund	8,423
Fidelity Financials Central Fund	9,222
Fidelity Floating Rate Central Fund	12,465
Fidelity Health Care Central Fund	8,397
Fidelity High Income Central Fund 1	82,774
Fidelity Industrials Central Fund	11,427
Fidelity Information Technology Central Fund	5,602
Fidelity International Equity Central Fund	30,600
Fidelity Materials Central Fund	4,631
Fidelity Money Market Central Fund	5,661
Fidelity Tactical Income Central Fund	491,354
Fidelity Telecom Services Central Fund	7,693
Fund	Income earned
Fidelity Utilities Central Fund	$ 9,733
Total	$ 721,166
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 635,995	$ 5,474	$ 631,852	0.3%
Fidelity Consumer Discretionary Central Fund	1,624,457	456,241	430,717	1,938,033	0.4%
Fidelity Consumer Staples Central Fund	1,605,623	597,197	346,593	1,986,858	0.4%
Fidelity Emerging Markets Equity Central Fund	447,179	918,753	151,952	1,323,763	0.4%
Fidelity Energy Central Fund	1,817,976	709,846	570,425	2,043,825	0.4%
Fidelity Financials Central Fund	2,548,251	1,187,114	567,848	3,466,396	0.4%
Fidelity Floating Rate Central Fund	543,882	243,198	6,574	822,900	0.0%
Fidelity Health Care Central Fund	2,107,215	567,028	506,297	2,445,182	0.4%
Fidelity High Income Central Fund 1	1,698,998	792,935	20,802	2,582,321	0.5%
Fidelity Industrials Central Fund	1,766,313	508,998	424,139	2,168,388	0.4%
Fidelity Information Technology Central Fund	2,988,886	860,931	763,487	3,496,760	0.4%
Fidelity International Equity Central Fund	1,791,219	4,713,133	232,721	6,523,356	0.4%
Fidelity Materials Central Fund	624,751	163,009	144,867	715,607	0.4%
Fidelity Tactical Income Central Fund	20,638,811	10,549,186	1,521,143	30,206,498	0.7%
Fidelity Telecom Services Central Fund	458,806	121,683	95,789	509,366	0.3%
Fidelity Utilities Central Fund	616,276	202,593	139,825	690,677	0.4%
Total	$ 41,278,643	$ 23,227,840	$ 5,928,653	$ 61,551,782
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	81.3%
United Kingdom	3.0%
Japan	2.2%
Switzerland	1.1%
France	1.0%
Canada	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	9.4%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $565,738 of which $101,011 and $464,727 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $557,564 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 40%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $65,840,566) - See accompanying schedule:		$ 68,189,431
Receivable for investments sold		17,367
Receivable for fund shares sold		784,004
Distributions receivable from Fidelity Central Funds		111,348
Prepaid expenses		67
Other receivables		891
Total assets		69,103,108

Liabilities
Payable for investments purchased	$ 251,636
Payable for fund shares redeemed	78,160
Accrued management fee	23,795
Distribution fees payable	4,348
Other affiliated payables	7,985
Other payables and accrued expenses	23,412
Total liabilities		389,336

Net Assets		$ 68,713,772
Net Assets consist of:
Paid in capital		$ 65,100,439
Undistributed net investment income		242,574
Accumulated undistributed net realized gain (loss) on investments		1,021,894
Net unrealized appreciation (depreciation) on investments		2,348,865
Net Assets		$ 68,713,772

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($4,764,404 ÷ 517,655 shares)		$ 9.20

Maximum offering price per share (100/94.25 of $9.20)		$ 9.76
Class T: Net Asset Value and redemption price per share ($2,245,627 ÷ 244,276 shares)		$ 9.19

Maximum offering price per share (100/96.50 of $9.19)		$ 9.52
Class B: Net Asset Value and offering price per share ($1,173,433 ÷ 127,728 shares)A		$ 9.19

Class C: Net Asset Value and offering price per share ($1,988,221 ÷ 216,380 shares)A		$ 9.19

Asset Manager 40%: Net Asset Value, offering price and redemption price per share ($57,572,780 ÷ 6,254,345 shares)		$ 9.21

Institutional Class: Net Asset Value, offering price and redemption price per share ($969,307 ÷ 105,292 shares)		$ 9.21

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 5
Income from Fidelity Central Funds		721,166
Total income		721,171

Expenses
Management fee	$ 116,345
Transfer agent fees	31,999
Distribution fees	23,818
Accounting fees and expenses	11,604
Custodian fees and expenses	2,441
Independent trustees' compensation	85
Registration fees	33,660
Audit	25,045
Legal	144
Miscellaneous	852
Total expenses before reductions	245,993
Expense reductions	(43,665)	202,328
Net investment income (loss)		518,843
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	24,812
Fidelity Central Funds	1,179,418
Capital gain distributions from Fidelity Central Funds	380
Total net realized gain (loss)		1,204,610
Change in net unrealized appreciation (depreciation) on investment securities		1,794,535
Net gain (loss)		2,999,145
Net increase (decrease) in net assets resulting from operations		$ 3,517,988

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 518,843	$ 733,859
Net realized gain (loss)	1,204,610	80,985
Change in net unrealized appreciation (depreciation)	1,794,535	3,304,055
Net increase (decrease) in net assets resulting from operations	3,517,988	4,118,899
Distributions to shareholders from net investment income	(533,107)	(608,662)
Distributions to shareholders from net realized gain	(185,158)	-
Total distributions	(718,265)	(608,662)
Share transactions - net increase (decrease)	21,042,720	22,459,047
Total increase (decrease) in net assets	23,842,443	25,969,284

Net Assets
Beginning of period	44,871,329	18,902,045
End of period (including undistributed net investment income of $242,574 and undistributed net investment income of $256,838, respectively)	$ 68,713,772	$ 44,871,329

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.42	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.08	.20	.23
Net realized and unrealized gain (loss)	.47	.34	(1.66)
Total from investment operations	.55	.54	(1.43)
Distributions from net investment income	(.09)	(.19)	(.15)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.12)	(.19)	(.15)
Net asset value, end of period	$ 9.20	$ 8.77	$ 8.42
Total Return B,C,D	6.33%	6.80%	(14.43)%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.33%	1.91% A
Expenses net of fee waivers, if any	.90% A	.90%	1.00% A
Expenses net of all reductions	.89% A	.90%	1.00% A
Net investment income (loss)	1.69% A	2.62%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,764	$ 2,921	$ 2,033
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.06	.18	.21
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.54	.53	(1.45)
Distributions from net investment income	(.08)	(.18)	(.14)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.11)	(.18)	(.14)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	6.19%	6.59%	(14.67)%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.59%	2.15% A
Expenses net of fee waivers, if any	1.15% A	1.15%	1.25% A
Expenses net of all reductions	1.14% A	1.15%	1.25% A
Net investment income (loss)	1.44% A	2.37%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,246	$ 2,089	$ 1,840
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.75	$ 8.40	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.35	(1.66)
Total from investment operations	.52	.49	(1.50)
Distributions from net investment income	(.05)	(.14)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.08)	(.14)	(.10)
Net asset value, end of period	$ 9.19	$ 8.75	$ 8.40
Total Return B,C,D	6.04%	6.02%	(15.09)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	2.08%	2.64% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.77% A
Expenses net of all reductions	1.64% A	1.65%	1.77% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,173	$ 1,263	$ 1,378
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.76	$ 8.41	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.14	.16
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.52	.48	(1.49)
Distributions from net investment income	(.06)	(.13)	(.10)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.09)	(.13)	(.10)
Net asset value, end of period	$ 9.19	$ 8.76	$ 8.41
Total Return B,C,D	5.94%	6.00%	(15.01)%
Ratios to Average Net Assets H
Expenses before reductions	1.85% A	2.09%	2.66% A
Expenses net of fee waivers, if any	1.65% A	1.65%	1.76% A
Expenses net of all reductions	1.64% A	1.65%	1.76% A
Net investment income (loss)	.94% A	1.87%	1.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,988	$ 1,469	$ 1,384
Portfolio turnover rate F	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 40%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.05%	1.68% A
Expenses net of fee waivers, if any	.65% A	.65%	.72% A
Expenses net of all reductions	.64% A	.64%	.72% A
Net investment income (loss)	1.94% A	2.88%	2.80% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 57,573	$ 36,198	$ 10,929
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.77	$ 8.43	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.09	.22	.25
Net realized and unrealized gain (loss)	.48	.34	(1.65)
Total from investment operations	.57	.56	(1.40)
Distributions from net investment income	(.10)	(.22)	(.17)
Distributions from net realized gain	(.03)	-	-
Total distributions	(.13)	(.22)	(.17)
Net asset value, end of period	$ 9.21	$ 8.77	$ 8.43
Total Return B,C	6.57%	7.00%	(14.18)%
Ratios to Average Net Assets G
Expenses before reductions	.79% A	1.07%	1.63% A
Expenses net of fee waivers, if any	.65% A	.65%	.76% A
Expenses net of all reductions	.64% A	.65%	.76% A
Net investment income (loss)	1.94% A	2.87%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 969	$ 931	$ 1,339
Portfolio turnover rate E	26% A	27%	1% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.7	0.4
Procter & Gamble Co.	0.5	0.5
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
Nestle SA	0.3	0.3
JPMorgan Chase & Co.	0.3	0.2
Morgan Stanley	0.3	0.3
Hewlett-Packard Co.	0.3	0.3
Pfizer, Inc.	0.3	0.5
	4.4
Top Five Bond Issuers as of March 31, 2010
(with maturities greater than one year)	% of fund's net assets	% of fund's net assets 6 months ago
U.S. Treasury Obligations	12.2	10.5
Fannie Mae	9.2	11.6
Freddie Mac	1.4	1.7
Government National Mortgage Association	1.0	0.4
Morgan Stanley Capital I Trust	0.4	0.4
	24.2
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 52.3%	Stock Class and Equity Futures 51.0%
Bond Class 41.0%	Bond Class 44.1%
Short-Term Class 6.7%	Short-Term Class 4.9%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.

Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	11.8
Fidelity Information Technology Central Fund	7.0
Fidelity Financials Central Fund	5.9
Fidelity Health Care Central Fund	4.8
Fidelity Industrials Central Fund	4.3
Fidelity Energy Central Fund	4.0
Fidelity Consumer Discretionary Central Fund	3.9
Fidelity Consumer Staples Central Fund	3.7
Fidelity Emerging Markets Equity Central Fund	2.6
Fidelity Materials Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Utilities Central Fund	1.3
Fidelity Telecom Services Central Fund	1.0
Total Equity Central Funds	53.1
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.1
Investment Grade Fixed-Income Funds	36.5
Total Fixed-Income Central Funds	41.6
Money Market Central Funds	5.3
Net Other Assets	0.0
Total	100.0

At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 22.4% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 50%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 53.1%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	8,265,114	$ 85,791,881
Fidelity Consumer Discretionary Central Fund (b)	2,288,475	250,130,275
Fidelity Consumer Staples Central Fund (b)	1,888,667	233,609,255
Fidelity Emerging Markets Equity Central Fund (b)	850,715	162,290,817
Fidelity Energy Central Fund (b)	2,409,271	251,816,973
Fidelity Financials Central Fund (b)	5,878,987	377,430,989
Fidelity Health Care Central Fund (b)	2,634,385	304,587,618
Fidelity Industrials Central Fund (b)	2,279,636	276,200,647
Fidelity Information Technology Central Fund (b)	3,140,426	444,652,966
Fidelity International Equity Central Fund (b)	11,246,343	752,380,357
Fidelity Materials Central Fund (b)	633,498	90,647,266
Fidelity Telecom Services Central Fund (b)	612,997	65,063,468
Fidelity Utilities Central Fund (b)	921,303	83,276,606
TOTAL EQUITY CENTRAL FUNDS (Cost $3,293,946,200)		3,377,879,118
Fixed-Income Central Funds - 41.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Floating Rate Central Fund (b)	801,185	77,338,426
Fidelity High Income Central Fund 1 (b)	2,671,866	249,231,694
TOTAL HIGH YIELD FIXED-INCOME FUNDS		326,570,120
Investment Grade Fixed-Income Funds - 36.5%
Fidelity Tactical Income Central Fund (b)	24,016,539	2,323,600,155
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $2,645,108,107)		2,650,170,275
Money Market Central Funds - 5.3%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	66,159,049	$ 66,159,049
Fidelity Money Market Central Fund, 0.35% (a)	274,013,442	274,013,442
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $340,172,491)		340,172,491
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,279,226,798)		6,368,221,884
NET OTHER ASSETS - 0.0%		(1,048,167)
NET ASSETS - 100%		$ 6,367,173,717
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 67,454
Fidelity Commodity Strategy Central Fund	30,031
Fidelity Consumer Discretionary Central Fund	1,477,384
Fidelity Consumer Staples Central Fund	2,580,047
Fidelity Emerging Markets Equity Central Fund	246,453
Fidelity Energy Central Fund	1,141,934
Fidelity Financials Central Fund	1,247,308
Fidelity Floating Rate Central Fund	1,405,531
Fidelity Health Care Central Fund	1,173,004
Fidelity High Income Central Fund 1	9,480,316
Fidelity Industrials Central Fund	1,636,482
Fidelity Information Technology Central Fund	776,465
Fidelity International Equity Central Fund	4,144,582
Fidelity Materials Central Fund	693,717
Fidelity Money Market Central Fund	362,527
Fidelity Securities Lending Cash Central Fund	5,254
Fidelity Tactical Income Central Fund	47,021,308
Fidelity Telecom Services Central Fund	1,083,884
Fidelity Utilities Central Fund	1,350,982
Total	$ 75,924,663
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 87,616,137	$ -	$ 85,791,881	45.5%
Fidelity Consumer Discretionary Central Fund	279,022,577	1,931,740	69,607,267	250,130,275	45.9%
Fidelity Consumer Staples Central Fund	280,859,348	3,028,661	67,931,633	233,609,255	44.3%
Fidelity Emerging Markets Equity Central Fund	68,820,196	78,197,522	442,921	162,290,817	44.2%
Fidelity Energy Central Fund	305,884,194	1,650,859	66,457,285	251,816,973	44.8%
Fidelity Financials Central Fund	406,649,295	1,952,227	64,577,232	377,430,989	44.1%
Fidelity Floating Rate Central Fund	71,402,355	1,405,531	-	77,338,426	2.8%
Fidelity Health Care Central Fund	358,614,937	1,738,021	94,386,343	304,587,618	45.1%
Fidelity High Income Central Fund 1	230,888,991	9,480,348	3,797,630	249,231,694	44.4%
Fidelity Industrials Central Fund	327,227,002	2,122,679	95,649,113	276,200,647	45.7%
Fidelity Information Technology Central Fund	544,365,539	1,610,158	157,422,815	444,652,966	45.5%
Fidelity International Equity Central Fund	256,653,011	469,540,501	6,896,818	752,380,357	44.9%
Fidelity Materials Central Fund	126,132,911	862,797	45,619,255	90,647,266	45.2%
Fidelity Tactical Income Central Fund	2,437,845,914	52,155,762	219,710,612	2,323,600,155	52.9%
Fidelity Telecom Services Central Fund	95,578,669	1,208,823	35,061,930	65,063,468	44.7%
Fidelity Utilities Central Fund	95,566,059	1,519,316	15,516,293	83,276,606	45.1%
Total	$ 5,885,510,998	$ 716,021,082	$ 943,077,147	$ 6,028,049,393
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	23.9%
AAA,AA,A	7.9%
BBB	5.6%
BB	2.4%
B	2.1%
CCC,CC,C	0.9%
D	0.0%*
Not Rated	0.6%
Equities	51.2%
Short-Term Investments and Net Other Assets	5.4%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	77.6%
United Kingdom	3.6%
Japan	2.6%
Switzerland	1.4%
France	1.4%
Bermuda	1.2%
China	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	10.2%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $544,429,664 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $471,148,356 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 50%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $6,279,226,798) - See accompanying schedule:		$ 6,368,221,884
Receivable for investments sold		2,734,121
Receivable for fund shares sold		4,839,306
Distributions receivable from Fidelity Central Funds		9,329,389
Prepaid expenses		10,361
Other receivables		341,825
Total assets		6,385,476,886

Liabilities
Payable for investments purchased	$ 9,242,821
Payable for fund shares redeemed	5,109,879
Accrued management fee	2,676,103
Distribution fees payable	26,116
Other affiliated payables	1,023,335
Other payables and accrued expenses	224,915
Total liabilities		18,303,169

Net Assets		$ 6,367,173,717
Net Assets consist of:
Paid in capital		$ 6,753,923,665
Undistributed net investment income		23,174,100
Accumulated undistributed net realized gain (loss) on investments		(498,919,134)
Net unrealized appreciation (depreciation) on investments		88,995,086
Net Assets		$ 6,367,173,717

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,387,967 ÷ 2,405,099 shares)		$ 14.30

Maximum offering price per share (100/94.25 of $14.30)		$ 15.17
Class T: Net Asset Value and redemption price per share ($14,900,731 ÷ 1,042,906 shares)		$ 14.29

Maximum offering price per share (100/96.50 of $14.29)		$ 14.81
Class B: Net Asset Value and offering price per share ($4,247,205 ÷ 298,059 shares)A		$ 14.25

Class C: Net Asset Value and offering price per share ($11,890,563 ÷ 835,285 shares)A		$ 14.24

Asset Manager 50%: Net Asset Value, offering price and redemption price per share ($6,297,854,209 ÷ 439,243,388 shares)		$ 14.34

Institutional Class: Net Asset Value, offering price and redemption price per share ($3,893,042 ÷ 271,781 shares)		$ 14.32

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 75,924,663

Expenses
Management fee	$ 15,721,284
Transfer agent fees	5,526,747
Distribution fees	139,037
Accounting fees and expenses	707,993
Custodian fees and expenses	2,501
Independent trustees' compensation	10,948
Appreciation in deferred trustee compensation account	390
Registration fees	71,547
Audit	22,648
Legal	30,769
Miscellaneous	39,130
Total expenses before reductions	22,272,994
Expense reductions	(492,742)	21,780,252
Net investment income (loss)		54,144,411
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	7,015,758
Fidelity Central Funds	17,043,863
Capital gain distributions from Fidelity Central Funds	25,203
Total net realized gain (loss)		24,084,824
Change in net unrealized appreciation (depreciation) on investment securities		352,550,596
Net gain (loss)		376,635,420
Net increase (decrease) in net assets resulting from operations		$ 430,779,831

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 54,144,411	$ 149,861,206
Net realized gain (loss)	24,084,824	(80,047,789)
Change in net unrealized appreciation (depreciation)	352,550,596	265,477,776
Net increase (decrease) in net assets resulting from operations	430,779,831	335,291,193
Distributions to shareholders from net investment income	(62,075,403)	(178,694,512)
Distributions to shareholders from net realized gain	-	(4,660,918)
Total distributions	(62,075,403)	(183,355,430)
Share transactions - net increase (decrease)	(60,944,861)	(414,536,080)
Total increase (decrease) in net assets	307,759,567	(262,600,317)

Net Assets
Beginning of period	6,059,414,150	6,322,014,467
End of period (including undistributed net investment income of $23,174,100 and undistributed net investment income of $31,105,092, respectively)	$ 6,367,173,717	$ 6,059,414,150

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.48	$ 12.95	$ 17.08	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.10	.30	.36	.43
Net realized and unrealized gain (loss)	.85	.60	(2.96)	1.45
Total from investment operations	.95	.90	(2.60)	1.88
Distributions from net investment income	(.13)	(.36)	(.43)	(.47)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.13)	(.37)	(1.53)	(1.37)
Net asset value, end of period	$ 14.30	$ 13.48	$ 12.95	$ 17.08
Total Return B, C, D	7.08%	7.49%	(16.56)%	11.93%
Ratios to Average Net Assets H
Expenses before reductions	.96% A	1.02%	.99%	1.01% A
Expenses net of fee waivers, if any	.96% A	1.02%	.99%	1.01% A
Expenses net of all reductions	.94% A	1.01%	.98%	1.00% A
Net investment income (loss)	1.51% A	2.61%	2.46%	2.62% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34,388	$ 25,522	$ 10,611	$ 4,432
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.47	$ 12.94	$ 17.06	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.09	.27	.33	.39
Net realized and unrealized gain (loss)	.84	.60	(2.96)	1.46
Total from investment operations	.93	.87	(2.63)	1.85
Distributions from net investment income	(.11)	(.33)	(.39)	(.46)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.11)	(.34)	(1.49)	(1.36)
Net asset value, end of period	$ 14.29	$ 13.47	$ 12.94	$ 17.06
Total Return B, C, D	6.95%	7.21%	(16.76)%	11.68%
Ratios to Average Net Assets H
Expenses before reductions	1.22% A	1.29%	1.24%	1.24% A
Expenses net of fee waivers, if any	1.22% A	1.29%	1.24%	1.24% A
Expenses net of all reductions	1.21% A	1.28%	1.23%	1.23% A
Net investment income (loss)	1.25% A	2.34%	2.21%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 14,901	$ 10,950	$ 5,475	$ 3,148
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.44	$ 12.91	$ 17.02	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.24	.30
Net realized and unrealized gain (loss)	.83	.60	(2.96)	1.46
Total from investment operations	.88	.81	(2.72)	1.76
Distributions from net investment income	(.07)	(.27)	(.29)	(.41)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.07)	(.28)	(1.39)	(1.31)
Net asset value, end of period	$ 14.25	$ 13.44	$ 12.91	$ 17.02
Total Return B, C, D	6.61%	6.64%	(17.26)%	11.03%
Ratios to Average Net Assets H
Expenses before reductions	1.78% A	1.85%	1.79%	1.79% A
Expenses net of fee waivers, if any	1.78% A	1.85%	1.79%	1.79% A
Expenses net of all reductions	1.76% A	1.84%	1.79%	1.78% A
Net investment income (loss)	.69% A	1.78%	1.65%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,247	$ 3,493	$ 2,084	$ 1,007
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.42	$ 12.90	$ 17.00	$ 16.57
Income from Investment Operations
Net investment income (loss) E	.05	.21	.25	.31
Net realized and unrealized gain (loss)	.85	.59	(2.95)	1.45
Total from investment operations	.90	.80	(2.70)	1.76
Distributions from net investment income	(.08)	(.27)	(.30)	(.43)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.08)	(.28)	(1.40)	(1.33)
Net asset value, end of period	$ 14.24	$ 13.42	$ 12.90	$ 17.00
Total Return B, C, D	6.72%	6.59%	(17.18)%	11.08%
Ratios to Average Net Assets H
Expenses before reductions	1.75% A	1.81%	1.76%	1.75% A
Expenses net of fee waivers, if any	1.75% A	1.81%	1.76%	1.75% A
Expenses net of all reductions	1.73% A	1.81%	1.76%	1.74% A
Net investment income (loss)	.72% A	1.81%	1.68%	1.88% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,891	$ 8,935	$ 4,294	$ 2,840
Portfolio turnover rate F	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 50%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28	$ 15.58
Income from Investment Operations
Net investment income (loss) D	.12	.33	.41	.49	.45	.41 F
Net realized and unrealized gain (loss)	.85	.60	(2.97)	1.41	.73	.69
Total from investment operations	.97	.93	(2.56)	1.90	1.18	1.10
Distributions from net investment income	(.14)	(.38)	(.47)	(.50)	(.45)	(.40)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)	(.41)	-
Total distributions	(.14)	(.39)	(1.57)	(1.40)	(.86)	(.40)
Net asset value, end of period	$ 14.34	$ 13.51	$ 12.97	$ 17.10	$ 16.60	$ 16.28
Total Return B, C	7.25%	7.78%	(16.34)%	12.02%	7.50%	7.15%
Ratios to Average Net Assets G
Expenses before reductions	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of fee waivers, if any	.72% A	.77%	.71%	.71%	.72%	.73%
Expenses net of all reductions	.70% A	.77%	.70%	.70%	.71%	.72%
Net investment income (loss)	1.76% A	2.85%	2.74%	2.93%	2.79%	2.55% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,297,854	$ 6,008,086	$ 6,299,082	$ 8,955,110	$ 9,204,214	$ 10,189,947
Portfolio turnover rate E	28% A	15%	8%	12%	65% H	32% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.04 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 2.28%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.50	$ 12.97	$ 17.11	$ 16.57
Income from Investment Operations
Net investment income (loss) D	.12	.34	.42	.48
Net realized and unrealized gain (loss)	.85	.59	(2.98)	1.46
Total from investment operations	.97	.93	(2.56)	1.94
Distributions from net investment income	(.15)	(.39)	(.48)	(.50)
Distributions from net realized gain	-	(.01)	(1.10)	(.90)
Total distributions	(.15)	(.40)	(1.58)	(1.40)
Net asset value, end of period	$ 14.32	$ 13.50	$ 12.97	$ 17.11
Total Return B, C	7.22%	7.80%	(16.30)%	12.20%
Ratios to Average Net Assets G
Expenses before reductions	.68% A	.69%	.67%	.72% A
Expenses net of fee waivers, if any	.68% A	.69%	.67%	.72% A
Expenses net of all reductions	.66% A	.69%	.67%	.72% A
Net investment income (loss)	1.80% A	2.93%	2.77%	2.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,893	$ 2,429	$ 469	$ 186
Portfolio turnover rate E	28% A	15%	8%	12%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	0.8	0.8
Microsoft Corp.	0.8	0.5
Procter & Gamble Co.	0.6	0.6
Google, Inc. Class A	0.5	0.6
General Electric Co.	0.4	0.2
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.4
Nestle SA	0.4	0.4
Regions Financial Corp.	0.4	0.0
MasterCard, Inc. Class A	0.3	0.0
	5.0
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 60.6%	Stock Class and Equity Futures 59.3%
Bond Class 35.4%	Bond Class 37.0%
Short-Term Class 4.0%	Short-Term Class 3.7%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	14.2
Fidelity Information Technology Central Fund	7.8
Fidelity Financials Central Fund	7.5
Fidelity Health Care Central Fund	5.3
Fidelity Industrials Central Fund	4.8
Fidelity Energy Central Fund	4.5
Fidelity Consumer Discretionary Central Fund	4.3
Fidelity Consumer Staples Central Fund	4.3
Fidelity Emerging Markets Equity Central Fund	3.0
Fidelity Materials Central Fund	1.6
Fidelity Utilities Central Fund	1.5
Fidelity Commodity Strategy Central Fund	1.4
Fidelity Telecom Services Central Fund	1.1
Total Equity Central Funds	61.3
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	31.0
Total Fixed-Income Central Funds	36.0
Money Market Central Funds	2.7
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 25.9% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 60%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 61.3%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	141,811	$ 1,472,001
Fidelity Consumer Discretionary Central Fund (a)	42,750	4,672,549
Fidelity Consumer Staples Central Fund (a)	38,100	4,712,586
Fidelity Emerging Markets Equity Central Fund (a)	17,394	3,318,324
Fidelity Energy Central Fund (a)	46,492	4,859,320
Fidelity Financials Central Fund (a)	126,957	8,150,630
Fidelity Health Care Central Fund (a)	50,239	5,808,597
Fidelity Industrials Central Fund (a)	42,978	5,207,194
Fidelity Information Technology Central Fund (a)	59,697	8,452,448
Fidelity International Equity Central Fund (a)	230,728	15,435,703
Fidelity Materials Central Fund (a)	12,025	1,720,649
Fidelity Telecom Services Central Fund (a)	11,393	1,209,295
Fidelity Utilities Central Fund (a)	18,108	1,636,806
TOTAL EQUITY CENTRAL FUNDS (Cost $62,026,254)		66,656,102
Fixed-Income Central Funds - 36.0%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (a)	13,845	1,336,441
Fidelity High Income Central Fund 1 (a)	43,939	4,098,585
TOTAL HIGH YIELD FIXED-INCOME FUNDS		5,435,026
Investment Grade Fixed-Income Funds - 31.0%
Fidelity Tactical Income Central Fund (a)	347,742	33,644,051
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $37,577,305)		39,079,077
Money Market Central Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $2,901,336)	2,901,336	$ 2,901,336
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $102,504,895)		108,636,515
NET OTHER ASSETS - 0.0%		(23,182)
NET ASSETS - 100%		$ 108,613,333
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,751
Fidelity Commodity Strategy Central Fund	382
Fidelity Consumer Discretionary Central Fund	24,501
Fidelity Consumer Staples Central Fund	44,528
Fidelity Emerging Markets Equity Central Fund	3,926
Fidelity Energy Central Fund	20,081
Fidelity Financials Central Fund	21,750
Fidelity Floating Rate Central Fund	18,932
Fidelity Health Care Central Fund	19,861
Fidelity High Income Central Fund 1	129,628
Fidelity Industrials Central Fund	27,084
Fidelity Information Technology Central Fund	13,255
Fidelity International Equity Central Fund	71,762
Fidelity Materials Central Fund	10,804
Fidelity Tactical Income Central Fund	544,721
Fidelity Telecom Services Central Fund	17,908
Fund	Income earned
Fidelity Utilities Central Fund	$ 22,351
Total	$ 993,225
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 1,498,349	$ 5,296	$ 1,472,001	0.8%
Fidelity Consumer Discretionary Central Fund	3,328,127	1,263,661	587,875	4,672,549	0.9%
Fidelity Consumer Staples Central Fund	3,275,772	1,649,594	501,750	4,712,586	0.9%
Fidelity Emerging Markets Equity Central Fund	1,317,003	1,727,779	11,065	3,318,324	0.9%
Fidelity Energy Central Fund	3,732,559	1,570,146	635,525	4,859,320	0.9%
Fidelity Financials Central Fund	5,252,184	3,020,189	803,091	8,150,630	1.0%
Fidelity Floating Rate Central Fund	756,173	518,434	4,476	1,336,441	0.0%
Fidelity Health Care Central Fund	4,322,878	1,599,115	756,752	5,808,597	0.9%
Fidelity High Income Central Fund 1	2,457,724	1,505,340	36,078	4,098,585	0.7%
Fidelity Industrials Central Fund	3,629,170	1,457,184	615,696	5,207,194	0.9%
Fidelity Information Technology Central Fund	6,135,680	2,642,180	1,259,924	8,452,448	0.9%
Fidelity International Equity Central Fund	5,206,373	9,977,057	236,905	15,435,703	0.9%
Fidelity Materials Central Fund	1,260,092	493,683	198,920	1,720,649	0.9%
Fidelity Tactical Income Central Fund	21,567,412	13,458,699	1,981,850	33,644,051	0.8%
Fidelity Telecom Services Central Fund	937,166	354,465	136,960	1,209,295	0.8%
Fidelity Utilities Central Fund	1,240,459	558,390	186,711	1,636,806	0.9%
Total	$ 64,418,772	$ 43,294,265	$ 7,958,874	$ 105,735,179
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	20.3%
AAA,AA,A	6.9%
BBB	4.5%
BB	2.4%
B	2.0%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	59.6%
Short-Term Investments and Net Other Assets	2.9%
100.0%

* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	74.1%
United Kingdom	4.0%
Japan	3.2%
Switzerland	1.7%
France	1.6%
China	1.3%
Germany	1.1%
Bermuda	1.1%
Canada	1.0%
Others (Individually Less Than 1%)	10.9%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $1,075,548 of which $76,825 and $998,723 will expire on September 30, 2016 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $1,162,635 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 60%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)
Assets
Investment in securities, at value (cost $102,504,895) - See accompanying schedule:		$ 108,636,515
Receivable for investments sold		34,076
Receivable for fund shares sold		891,378
Distributions receivable from Fidelity Central Funds		128,912
Prepaid expenses		100
Other receivables		2,076
Total assets		109,693,057

Liabilities
Payable for investments purchased	$ 771,351
Payable for fund shares redeemed	208,675
Accrued management fee	48,944
Distribution fees payable	8,767
Other affiliated payables	18,577
Other payables and accrued expenses	23,410
Total liabilities		1,079,724

Net Assets		$ 108,613,333
Net Assets consist of:
Paid in capital		$ 101,464,519
Undistributed net investment income		281,817
Accumulated undistributed net realized gain (loss) on investments		735,377
Net unrealized appreciation (depreciation) on investments		6,131,620
Net Assets		$ 108,613,333

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($11,757,194 ÷ 1,312,503 shares)		$ 8.96

Maximum offering price per share (100/94.25 of $8.96)		$ 9.51
Class T: Net Asset Value and redemption price per share ($4,518,580 ÷ 505,974 shares)		$ 8.93

Maximum offering price per share (100/96.50 of $8.93)		$ 9.25
Class B: Net Asset Value and offering price per share ($1,863,820 ÷ 208,780 shares)A		$ 8.93

Class C: Net Asset Value and offering price per share ($3,819,363 ÷ 428,714 shares)A		$ 8.91

Asset Manager 60%: Net Asset Value, offering price and redemption price per share ($84,543,015 ÷ 9,420,435 shares)		$ 8.97

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,111,361 ÷ 235,252 shares)		$ 8.97

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)
Investment Income
Interest		$ 3
Income from Fidelity Central Funds		993,225
Total income		993,228

Expenses
Management fee	$ 244,482
Transfer agent fees	81,717
Distribution fees	44,971
Accounting fees and expenses	21,528
Custodian fees and expenses	2,441
Independent trustees' compensation	131
Registration fees	39,896
Audit	25,045
Legal	215
Miscellaneous	930
Total expenses before reductions	461,356
Expense reductions	(52,302)	409,054
Net investment income (loss)		584,174
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	41,401
Fidelity Central Funds	1,935,312
Total net realized gain (loss)		1,976,713
Change in net unrealized appreciation (depreciation) on investment securities		4,045,703
Net gain (loss)		6,022,416
Net increase (decrease) in net assets resulting from operations		$ 6,606,590

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 584,174	$ 782,255
Net realized gain (loss)	1,976,713	(849,386)
Change in net unrealized appreciation (depreciation)	4,045,703	6,380,915
Net increase (decrease) in net assets resulting from operations	6,606,590	6,313,784
Distributions to shareholders from net investment income	(928,570)	(387,880)
Distributions to shareholders from net realized gain	(200,877)	-
Total distributions	(1,129,447)	(387,880)
Share transactions - net increase (decrease)	37,662,344	29,464,827
Total increase (decrease) in net assets	43,139,487	35,390,731

Net Assets
Beginning of period	65,473,846	30,083,115
End of period (including undistributed net investment income of $281,817 and undistributed net investment income of $626,213, respectively)	$ 108,613,333	$ 65,473,846

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.41	$ 7.95	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.05	.15	.17
Net realized and unrealized gain (loss)	.61	.41	(2.18)
Total from investment operations	.66	.56	(2.01)
Distributions from net investment income	(.09)	(.10)	(.04)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.11)	(.10)	(.04)
Net asset value, end of period	$ 8.96	$ 8.41	$ 7.95
Total Return B,C,D	7.85%	7.48%	(20.16)%
Ratios to Average Net Assets H
Expenses before reductions	1.26% A	1.54%	2.18% A
Expenses net of fee waivers, if any	1.10% A	1.10%	1.16% A
Expenses net of all reductions	1.09% A	1.09%	1.16% A
Net investment income (loss)	1.18% A	2.15%	1.99% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 11,757	$ 6,044	$ 3,135
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.38	$ 7.93	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.04	.13	.15
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.64	.55	(2.04)
Distributions from net investment income	(.07)	(.10)	(.03)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.09)	(.10)	(.03)
Net asset value, end of period	$ 8.93	$ 8.38	$ 7.93
Total Return B,C,D	7.66%	7.24%	(20.42)%
Ratios to Average Net Assets H
Expenses before reductions	1.47% A	1.77%	2.34% A
Expenses net of fee waivers, if any	1.35% A	1.35%	1.42% A
Expenses net of all reductions	1.33% A	1.34%	1.42% A
Net investment income (loss)	.94% A	1.90%	1.73% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,519	$ 3,537	$ 1,228
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.62	.52	(2.08)
Distributions from net investment income	(.04)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.06)	(.05)	(.02)
Net asset value, end of period	$ 8.93	$ 8.37	$ 7.90
Total Return B,C,D	7.39%	6.78%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	2.06% A	2.31%	2.85% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.92% A
Expenses net of all reductions	1.83% A	1.84%	1.92% A
Net investment income (loss)	.44% A	1.40%	1.23% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,864	$ 1,529	$ 1,074
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 8.37	$ 7.90	$ 10.00
Income from Investment Operations
Net investment income (loss) E	.02	.10	.11
Net realized and unrealized gain (loss)	.59	.42	(2.19)
Total from investment operations	.61	.52	(2.08)
Distributions from net investment income	(.05)	(.05)	(.02)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.07)	(.05)	(.02)
Net asset value, end of period	$ 8.91	$ 8.37	$ 7.90
Total Return B,C,D	7.33%	6.83%	(20.81)%
Ratios to Average Net Assets H
Expenses before reductions	1.99% A	2.29%	2.80% A
Expenses net of fee waivers, if any	1.85% A	1.85%	1.91% A
Expenses net of all reductions	1.83% A	1.84%	1.91% A
Net investment income (loss)	.44% A	1.40%	1.24% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,819	$ 2,057	$ 1,643
Portfolio turnover rate F	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 9, 2007 (commencement of operations) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 60%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.19
Net realized and unrealized gain (loss)	.60	.42	(2.18)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.94% A	1.22%	1.87% A
Expenses net of fee waivers, if any	.85% A	.85%	.89% A
Expenses net of all reductions	.83% A	.84%	.89% A
Net investment income (loss)	1.44% A	2.40%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 84,543	$ 51,464	$ 22,212
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.43	$ 7.96	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.06	.17	.20
Net realized and unrealized gain (loss)	.60	.42	(2.19)
Total from investment operations	.66	.59	(1.99)
Distributions from net investment income	(.10)	(.12)	(.05)
Distributions from net realized gain	(.02)	-	-
Total distributions	(.12)	(.12)	(.05)
Net asset value, end of period	$ 8.97	$ 8.43	$ 7.96
Total Return B,C	7.87%	7.81%	(20.03)%
Ratios to Average Net Assets G
Expenses before reductions	.97% A	1.21%	1.86% A
Expenses net of fee waivers, if any	.85% A	.85%	.94% A
Expenses net of all reductions	.84% A	.84%	.93% A
Net investment income (loss)	1.43% A	2.40%	2.22% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,111	$ 844	$ 792
Portfolio turnover rate E	21% A	29%	4% A

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 9, 2007 (commencement of operations) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.1	1.0
Microsoft Corp.	1.0	0.6
Procter & Gamble Co.	0.7	0.7
Google, Inc. Class A	0.6	0.7
General Electric Co.	0.5	0.3
Nestle SA	0.4	0.4
Hewlett-Packard Co.	0.4	0.4
JPMorgan Chase & Co.	0.4	0.3
Morgan Stanley	0.4	0.5
Pfizer, Inc.	0.4	0.6
	5.9
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 72.3%	Stock Class and Equity Futures 70.1%
Bond Class 24.9%	Bond Class 26.5%
Short-Term Class 2.8%	Short-Term Class 3.4%
* Includes Commodities & Related Investments of 1.4%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	16.5
Fidelity Information Technology Central Fund	9.7
Fidelity Financials Central Fund	8.1
Fidelity Health Care Central Fund	6.7
Fidelity Industrials Central Fund	5.9
Fidelity Consumer Discretionary Central Fund	5.5
Fidelity Energy Central Fund	5.4
Fidelity Consumer Staples Central Fund	5.0
Fidelity Emerging Markets Equity Central Fund	3.8
Fidelity Materials Central Fund	2.0
Fidelity Utilities Central Fund	1.8
Fidelity Telecom Services Central Fund	1.4
Fidelity Commodity Strategy Central Fund	1.4
Total Equity Central Funds	73.2
Fixed-Income Central Funds
High Yield Fixed-Income Funds	5.0
Investment Grade Fixed-Income Funds	20.4
Total Fixed-Income Central Funds	25.4
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 29.6% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 70%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 73.2%
	Shares	Value
Fidelity Commodity Strategy Central Fund (b)	3,599,095	$ 37,358,603
Fidelity Consumer Discretionary Central Fund (b)	1,287,827	140,759,542
Fidelity Consumer Staples Central Fund (b)	1,044,155	129,151,570
Fidelity Emerging Markets Equity Central Fund (b)	509,769	97,248,674
Fidelity Energy Central Fund (b)	1,327,894	138,791,457
Fidelity Financials Central Fund (b)	3,253,205	208,855,764
Fidelity Health Care Central Fund (b)	1,507,200	174,262,484
Fidelity Industrials Central Fund (b)	1,264,520	153,209,268
Fidelity Information Technology Central Fund (b)	1,771,941	250,889,188
Fidelity International Equity Central Fund (b)	6,388,225	427,372,234
Fidelity Materials Central Fund (b)	356,777	51,051,167
Fidelity Telecom Services Central Fund (b)	345,610	36,682,999
Fidelity Utilities Central Fund (b)	516,793	46,712,950
TOTAL EQUITY CENTRAL FUNDS (Cost $1,958,109,150)		1,892,345,900
Fixed-Income Central Funds - 25.4%

High Yield Fixed-Income Funds - 5.0%
Fidelity Floating Rate Central Fund (b)	322,832	31,162,952
Fidelity High Income Central Fund 1 (b)	1,051,977	98,128,374
TOTAL HIGH YIELD FIXED-INCOME FUNDS		129,291,326
Investment Grade Fixed-Income Funds - 20.4%
Fidelity Tactical Income Central Fund (b)	5,443,915	526,698,745
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $654,904,650)		655,990,071
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (a)	25,142,213	$ 25,142,213
Fidelity Money Market Central Fund, 0.35% (a)	10,056,119	10,056,119
TOTAL MONEY MARKET CENTRAL FUNDS (Cost $35,198,332)		35,198,332
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,648,212,132)	2,583,534,303
NET OTHER ASSETS - 0.0%	(251,942)
NET ASSETS - 100%	$ 2,583,282,361
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 27,830
Fidelity Commodity Strategy Central Fund	18,173
Fidelity Consumer Discretionary Central Fund	825,177
Fidelity Consumer Staples Central Fund	1,423,974
Fidelity Emerging Markets Equity Central Fund	147,350
Fidelity Energy Central Fund	628,190
Fidelity Financials Central Fund	688,791
Fidelity Floating Rate Central Fund	563,433
Fidelity Health Care Central Fund	652,905
Fidelity High Income Central Fund 1	3,707,828
Fidelity Industrials Central Fund	905,031
Fidelity Information Technology Central Fund	430,234
Fidelity International Equity Central Fund	2,348,937
Fidelity Materials Central Fund	389,355
Fidelity Money Market Central Fund	6,052
Fidelity Securities Lending Cash Central Fund	2,750
Fidelity Tactical Income Central Fund	10,552,214
Fund	Income earned
Fidelity Telecom Services Central Fund	$ 609,490
Fidelity Utilities Central Fund	755,146
Total	$ 24,682,860
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 37,550,265	$ 426,975	$ 37,358,603	19.8%
Fidelity Consumer Discretionary Central Fund	146,263,309	1,749,450	29,160,591	140,759,542	25.8%
Fidelity Consumer Staples Central Fund	147,396,511	2,336,427	30,388,691	129,151,570	24.5%
Fidelity Emerging Markets Equity Central Fund	53,109,628	34,663,142	343,023	97,248,674	26.5%
Fidelity Energy Central Fund	162,752,963	1,670,194	31,722,269	138,791,457	24.7%
Fidelity Financials Central Fund	216,639,893	2,122,010	28,623,095	208,855,764	24.4%
Fidelity Floating Rate Central Fund	28,516,136	832,002	-	31,162,952	1.1%
Fidelity Health Care Central Fund	189,610,749	1,794,305	38,691,133	174,262,484	25.8%
Fidelity High Income Central Fund 1	89,525,548	4,387,178	729,061	98,128,374	17.5%
Fidelity Industrials Central Fund	169,985,596	1,891,510	42,492,732	153,209,268	25.4%
Fidelity Information Technology Central Fund	283,273,466	2,131,428	66,078,922	250,889,188	25.6%
Fidelity International Equity Central Fund	204,250,748	208,893,393	2,895,097	427,372,234	25.5%
Fidelity Materials Central Fund	64,035,028	734,925	19,193,612	51,051,167	25.5%
Fidelity Tactical Income Central Fund	543,780,680	16,940,163	45,853,999	526,698,745	12.0%
Fidelity Telecom Services Central Fund	48,675,698	863,001	14,850,017	36,682,999	25.2%
Fidelity Utilities Central Fund	50,755,053	1,097,640	6,150,563	46,712,950	25.3%
Total	$ 2,398,571,006	$ 319,657,033	$ 357,599,780	$ 2,548,335,971
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	13.4%
AAA,AA,A	4.2%
BBB	3.3%
BB	2.2%
B	1.9%
CCC,CC,C	0.8%
D	0.0%*
Not Rated	0.6%
Equities	71.1%
Short-Term Investments and Net Other Assets	2.5%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	70.4%
United Kingdom	4.4%
Japan	3.7%
Switzerland	2.1%
France	1.8%
China	1.4%
Germany	1.3%
Canada	1.1%
Cayman Islands	1.0%
Bermuda	1.0%
Others (Individually Less Than 1%)	11.8%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $408,374,215 of which $99,963,409 and $308,410,806 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $277,136,959 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 70%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $2,648,212,132)- See accompanying schedule:		$ 2,583,534,303
Receivable for investments sold		1,218,037
Receivable for fund shares sold		2,144,140
Distributions receivable from Fidelity Central Funds		2,420,572
Prepaid expenses		4,101
Other receivables		142,880
Total assets		2,589,464,033

Liabilities
Payable for investments purchased	$ 2,733,504
Payable for fund shares redeemed	1,599,979
Accrued management fee	1,188,262
Transfer agent fee payable	404,579
Distribution fees payable	87,495
Other affiliated payables	81,942
Other payables and accrued expenses	85,911
Total liabilities		6,181,672

Net Assets		$ 2,583,282,361
Net Assets consist of:
Paid in capital		$ 2,941,591,947
Undistributed net investment income		6,437,619
Accumulated undistributed net realized gain (loss) on investments		(300,069,353)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(64,677,852)
Net Assets		$ 2,583,282,361

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($100,814,093 ÷ 6,765,080 shares)		$ 14.90

Maximum offering price per share (100/94.25 of $14.90)		$ 15.81
Class T: Net Asset Value and redemption price per share ($46,731,720 ÷ 3,137,958 shares)		$ 14.89

Maximum offering price per share (100/96.50 of $14.89)		$ 15.43
Class B: Net Asset Value and offering price per share ($16,658,613 ÷ 1,119,960 shares)A		$ 14.87

Class C: Net Asset Value and offering price per share ($40,676,833 ÷ 2,739,268 shares)A		$ 14.85

Asset Manager 70%: Net Asset Value, offering price and redemption price per share ($2,355,996,089 ÷ 157,901,484 shares)		$ 14.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($22,405,013 ÷ 1,500,465 shares)		$ 14.93

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 24,682,860

Expenses
Management fee	$ 6,957,112
Transfer agent fees	2,505,411
Distribution fees	512,681
Accounting fees and expenses	474,849
Custodian fees and expenses	2,501
Independent trustees' compensation	4,335
Appreciation in deferred trustee compensation account	78
Registration fees	59,338
Audit	22,067
Legal	13,556
Miscellaneous	12,428
Total expenses before reductions	10,564,356
Expense reductions	(329,142)	10,235,214
Net investment income (loss)		14,447,646
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	3,813,836
Fidelity Central Funds	(11,810,492)
Capital gain distributions from Fidelity Central Funds	11
Total net realized gain (loss)		(7,996,645)
Change in net unrealized appreciation (depreciation) on: Investment securities	199,518,203
Assets and liabilities in foreign currencies	(676)
Total change in net unrealized appreciation (depreciation)		199,517,527
Net gain (loss)		191,520,882
Net increase (decrease) in net assets resulting from operations		$ 205,968,528

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,447,646	$ 43,435,422
Net realized gain (loss)	(7,996,645)	(40,181,221)
Change in net unrealized appreciation (depreciation)	199,517,527	84,167,631
Net increase (decrease) in net assets resulting from operations	205,968,528	87,421,832
Distributions to shareholders from net investment income	(38,479,320)	(54,439,794)
Distributions to shareholders from net realized gain	(1,558,566)	-
Total distributions	(40,037,886)	(54,439,794)
Share transactions - net increase (decrease)	(16,286,029)	(97,287,296)
Total increase (decrease) in net assets	149,644,613	(64,305,258)

Net Assets
Beginning of period	2,433,637,748	2,497,943,006
End of period (including undistributed net investment income of $6,437,619 and undistributed net investment income of $30,469,293, respectively)	$ 2,583,282,361	$ 2,433,637,748

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.94	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.06	.22	- J
Net realized and unrealized gain (loss)	1.10	.40	(.52)
Total from investment operations	1.16	.62	(.52)
Distributions from net investment income	(.19)	(.30)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.20) K	(.30)	-
Net asset value, end of period	$ 14.90	$ 13.94	$ 13.62
Total Return B,C,D	8.39%	5.28%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.12% A	1.19%	1.31% A
Expenses net of fee waivers, if any	1.12% A	1.19%	1.25% A
Expenses net of all reductions	1.10% A	1.18%	1.24% A
Net investment income (loss)	.88% A	1.88%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 100,814	$ 88,969	$ 89,034
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.20 per share is comprised of distributions from net investment income of $.190 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.91	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.04	.19	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.14	.58	(.52)
Distributions from net investment income	(.16)	(.29)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.16) K	(.29)	-
Net asset value, end of period	$ 14.89	$ 13.91	$ 13.62
Total Return B,C,D	8.29%	4.98%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.38% A	1.44%	1.56% A
Expenses net of fee waivers, if any	1.38% A	1.44%	1.50% A
Expenses net of all reductions	1.35% A	1.43%	1.49% A
Net investment income (loss)	.63% A	1.63%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 46,732	$ 46,624	$ 52,478
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.16 per share is comprised of distributions from net investment income of $.155 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.09	.39	(.52)
Total from investment operations	1.10	.52	(.52)
Distributions from net investment income	(.08)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.09) K	(.28)	-
Net asset value, end of period	$ 14.87	$ 13.86	$ 13.62
Total Return B,C,D	7.96%	4.45%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.92% A	1.95%	2.06% A
Expenses net of fee waivers, if any	1.92% A	1.95%	2.00% A
Expenses net of all reductions	1.90% A	1.94%	1.99% A
Net investment income (loss)	.08% A	1.13%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 16,659	$ 18,407	$ 23,526
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.09 per share is comprised of distributions from net investment income of $.080 and distributions from net realized gain of $.009 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 13.86	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) E	.01	.13	- J
Net realized and unrealized gain (loss)	1.10	.39	(.52)
Total from investment operations	1.11	.52	(.52)
Distributions from net investment income	(.11)	(.28)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.12) K	(.28)	-
Net asset value, end of period	$ 14.85	$ 13.86	$ 13.62
Total Return B,C,D	8.05%	4.46%	(3.68)%
Ratios to Average Net Assets H
Expenses before reductions	1.84% A	1.92%	2.07% A
Expenses net of fee waivers, if any	1.84% A	1.92%	2.00% A
Expenses net of all reductions	1.82% A	1.91%	1.99% A
Net investment income (loss)	.16% A	1.15%	.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40,677	$ 34,633	$ 37,762
Portfolio turnover rate F	30% A	13%	14% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I The portfolio turnover rate does not include the assets acquired in the merger. J Amount represents less than $.01 per share. K Total distributions of $.12 per share is comprised of distributions from net investment income of $.111 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 70%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94	$ 14.10
Income from Investment Operations
Net investment income (loss) D	.09	.25	.33	.38	.34	.31 F
Net realized and unrealized gain (loss)	1.10	.41	(4.06)	1.97	.84	.85
Total from investment operations	1.19	.66	(3.73)	2.35	1.18	1.16
Distributions from net investment income	(.23)	(.31)	(.41)	(.39)	(.29)	(.32)
Distributions from net realized gain	(.01)	-	(.02)	-	(.01)	-
Total distributions	(.24) J	(.31)	(.43)	(.39)	(.30)	(.32)
Net asset value, end of period	$ 14.92	$ 13.97	$ 13.62	$ 17.78	$ 15.82	$ 14.94
Total Return B,C	8.59%	5.59%	(21.46)%	15.07%	7.98%	8.28%
Ratios to Average Net Assets G
Expenses before reductions	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of fee waivers, if any	.80% A	.88%	.79%	.80%	.81%	.82%
Expenses net of all reductions	.77% A	.86%	.78%	.78%	.79%	.80%
Net investment income (loss)	1.21% A	2.20%	2.07%	2.26%	2.20%	2.11% F
Supplemental Data
Net assets, end of period (in millions)	$ 2,356	$ 2,215	$ 2,269	$ 3,262	$ 3,137	$ 3,284
Portfolio turnover rate E	30% A	13%	14% H	14%	82% I	37% I

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.06 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been 1.73%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Portfolio turnover rate excludes securities received or delivered in-kind. J Total distributions of $.24 per share is comprised of distributions from net investment income of $.228 and distributions from net realized gain of $.009 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 13.97	$ 13.62	$ 14.14
Income from Investment Operations
Net investment income (loss) D	.08	.25	- I
Net realized and unrealized gain (loss)	1.10	.41	(.52)
Total from investment operations	1.18	.66	(.52)
Distributions from net investment income	(.21)	(.31)	-
Distributions from net realized gain	(.01)	-	-
Total distributions	(.22) J	(.31)	-
Net asset value, end of period	$ 14.93	$ 13.97	$ 13.62
Total Return B,C	8.55%	5.58%	(3.68)%
Ratios to Average Net Assets G
Expenses before reductions	.83% A	.90%	1.06% A
Expenses net of fee waivers, if any	.83% A	.90%	1.00% A
Expenses net of all reductions	.81% A	.89%	.99% A
Net investment income (loss)	1.17% A	2.17%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 22,405	$ 30,076	$ 25,717
Portfolio turnover rate E	30% A	13%	14% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period September 23, 2008 (commencement of sale of shares) to September 30, 2008. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H The portfolio turnover rate does not include the assets acquired in the merger. I Amount represents less than $.01 per share. J Total distributions of $.22 per share is comprised of distributions from net investment income of $.213 and distributions from net realized gain of $.009 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.2	1.1
Microsoft Corp.	1.2	0.6
Procter & Gamble Co.	0.8	0.8
Google, Inc. Class A	0.7	0.8
General Electric Co.	0.6	0.3
Nestle SA	0.6	0.5
JPMorgan Chase & Co.	0.5	0.4
Morgan Stanley	0.5	0.6
Hewlett-Packard Co.	0.5	0.4
Regions Financial Corp.	0.5	0.0
	7.1
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stock Class and Equity Futures* 86.2%	Stock Class and Equity Futures 84.2%
Bond Class 10.9%	Bond Class 12.9%
Short-Term Class 2.9%	Short-Term Class 2.9%
* Includes Commodities & Related Investments of 1.9%.

Asset allocations in the pie charts reflect the categorization of assets as defined in the Fund's prospectus in effect as of the time periods indicated above. Percentages are adjusted for the effect of futures contracts and swap contracts, if applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investment Summary (Unaudited)

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Central Funds
Fidelity International Equity Central Fund	19.9
Fidelity Information Technology Central Fund	11.4
Fidelity Financials Central Fund	10.1
Fidelity Health Care Central Fund	7.7
Fidelity Industrials Central Fund	6.9
Fidelity Energy Central Fund	6.6
Fidelity Consumer Discretionary Central Fund	6.4
Fidelity Consumer Staples Central Fund	6.0
Fidelity Emerging Markets Equity Central Fund	4.6
Fidelity Materials Central Fund	2.3
Fidelity Utilities Central Fund	2.1
Fidelity Commodity Strategy Central Fund	1.9
Fidelity Telecom Services Central Fund	1.6
Total Equity Central Funds	87.5
Fixed-Income Central Funds
High Yield Fixed-Income Funds	4.8
Investment Grade Fixed-Income Funds	6.3
Total Fixed-Income Central Funds	11.1
Money Market Central Funds	1.4
Net Other Assets	0.0
Total	100.0
At period end, foreign investments including the Fund's pro-rata share of the underlying Central Funds, other than the Commodity Strategy Central Fund, was 34.2% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable.

Semiannual Report

Fidelity Asset Manager 85%

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Central Funds - 87.5%
	Shares	Value
Fidelity Commodity Strategy Central Fund (a)	1,252,144	$ 12,997,256
Fidelity Consumer Discretionary Central Fund (a)	403,405	44,092,150
Fidelity Consumer Staples Central Fund (a)	336,688	41,644,992
Fidelity Emerging Markets Equity Central Fund (a)	165,457	31,564,277
Fidelity Energy Central Fund (a)	437,612	45,739,234
Fidelity Financials Central Fund (a)	1,083,778	69,578,569
Fidelity Health Care Central Fund (a)	458,788	53,045,035
Fidelity Industrials Central Fund (a)	396,002	47,979,602
Fidelity Information Technology Central Fund (a)	558,371	79,059,754
Fidelity International Equity Central Fund (a)	2,056,380	137,571,813
Fidelity Materials Central Fund (a)	111,237	15,916,965
Fidelity Telecom Services Central Fund (a)	106,557	11,309,955
Fidelity Utilities Central Fund (a)	162,000	14,643,147
TOTAL EQUITY CENTRAL FUNDS (Cost $610,527,677)		605,142,749
Fixed-Income Central Funds - 11.1%

High Yield Fixed-Income Funds - 4.8%
Fidelity High Income Central Fund 1 (a)	359,526	33,536,616
Investment Grade Fixed-Income Funds - 6.3%
Fidelity Tactical Income Central Fund (a)	450,755	43,610,545
TOTAL FIXED-INCOME CENTRAL FUNDS (Cost $72,244,405)		77,147,161
Money Market Central Funds - 1.4%
	Shares	Value
Fidelity Cash Central Fund, 0.19% (b) (Cost $9,577,034)	9,577,034	$ 9,577,034
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $692,349,116)		691,866,944
NET OTHER ASSETS - 0.0%		(173,004)
NET ASSETS - 100%		$ 691,693,940
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,228
Fidelity Commodity Strategy Central Fund	4,317
Fidelity Consumer Discretionary Central Fund	246,639
Fidelity Consumer Staples Central Fund	432,811
Fidelity Emerging Markets Equity Central Fund	42,599
Fidelity Energy Central Fund	201,431
Fidelity Financials Central Fund	213,043
Fidelity Health Care Central Fund	193,457
Fidelity High Income Central Fund 1	1,235,648
Fidelity Industrials Central Fund	270,669
Fidelity Information Technology Central Fund	130,896
Fidelity International Equity Central Fund	698,127
Fidelity Materials Central Fund	114,630
Fidelity Tactical Income Central Fund	888,859
Fidelity Telecom Services Central Fund	180,661
Fidelity Utilities Central Fund	226,906
Total	$ 5,088,921
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Commodity Strategy Central Fund	$ -	$ 13,124,348	$ -	$ 12,997,256	6.9%
Fidelity Consumer Discretionary Central Fund	39,979,382	3,000,869	5,535,431	44,092,150	8.1%
Fidelity Consumer Staples Central Fund	39,673,811	4,564,506	5,553,552	41,644,992	7.9%
Fidelity Emerging Markets Equity Central Fund	17,999,653	10,514,391	613	31,564,277	8.6%
Fidelity Energy Central Fund	44,764,935	6,731,328	7,750,097	45,739,234	8.1%
Fidelity Financials Central Fund	63,321,485	8,826,158	8,595,525	69,578,569	8.1%
Fidelity Health Care Central Fund	52,034,339	3,402,833	8,726,856	53,045,035	7.9%
Fidelity High Income Central Fund 1	29,367,333	3,259,992	724,735	33,536,616	6.0%
Fidelity Industrials Central Fund	43,618,614	3,499,112	6,419,965	47,979,602	7.9%
Fidelity Information Technology Central Fund	74,871,388	5,795,847	11,285,402	79,059,754	8.1%
Fidelity International Equity Central Fund	68,228,457	68,520,317	3,973,783	137,571,813	8.2%
Fidelity Materials Central Fund	16,138,993	1,127,644	3,047,480	15,916,965	7.9%
Fidelity Tactical Income Central Fund	46,186,877	4,421,277	7,979,213	43,610,545	1.0%
Fidelity Telecom Services Central Fund	12,273,530	862,847	2,442,211	11,309,955	7.8%
Fidelity Utilities Central Fund	14,732,202	1,367,423	1,735,827	14,643,147	7.9%
Total	$ 563,190,999	$ 139,018,892	$ 73,770,690	$ 682,289,910
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Central Funds, other than the Commodity Strategy and Money Market Central Funds.

The composition of credit quality ratings as a percentage of net assets is as follows (ratings are unaudited):
U.S. Government and U.S. Government Agency Obligations	4.2%
AAA,AA,A	1.3%
BBB	1.0%
BB	1.7%
B	2.2%
CCC,CC,C	1.0%
Not Rated	0.0%*
Equities	84.7%
Short-Term Investments and Net Other Assets	3.9%
100.0%
* Amount represents less than 0.1%.

We have used ratings from Moody's® Investors Service, Inc. Where Moody's ratings are not available, we have used S&P® ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Percentages are adjusted for the effect of futures contracts, if applicable.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	65.8%
United Kingdom	5.0%
Japan	4.4%
Switzerland	2.5%
France	2.1%
China	1.6%
Germany	1.5%
Netherlands	1.2%
Bermuda	1.2%
Cayman Islands	1.0%
Canada	1.0%
Others (Individually Less Than 1%)	12.7%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $117,371,899 of which $36,329,826 and $81,042,073 will expire on September 30, 2011 and 2017, respectively.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $50,387,129 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Asset Manager 85%

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $692,349,116) - See accompanying schedule:		$ 691,866,944
Receivable for investments sold		120,539
Receivable for fund shares sold		2,154,702
Distributions receivable from Fidelity Central Funds		383,802
Prepaid expenses		925
Other receivables		23,120
Total assets		694,550,032

Liabilities
Payable for investments purchased	$ 1,825,756
Payable for fund shares redeemed	526,665
Accrued management fee	314,384
Distribution fees payable	20,445
Other affiliated payables	145,131
Other payables and accrued expenses	23,711
Total liabilities		2,856,092

Net Assets		$ 691,693,940
Net Assets consist of:
Paid in capital		$ 764,684,187
Undistributed net investment income		1,054,225
Accumulated undistributed net realized gain (loss) on investments		(73,565,926)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(478,546)
Net Assets		$ 691,693,940

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($36,775,492 ÷ 3,040,143 shares)		$ 12.10

Maximum offering price per share (100/94.25 of $12.10)		$ 12.84
Class T: Net Asset Value and redemption price per share ($6,402,453 ÷ 530,580 shares)		$ 12.07

Maximum offering price per share (100/96.50 of $12.07)		$ 12.51
Class B: Net Asset Value and offering price per share ($3,873,273 ÷ 321,806 shares)A		$ 12.04

Class C: Net Asset Value and offering price per share ($9,029,601 ÷ 751,992 shares)A		$ 12.01

Asset Manager 85%: Net Asset Value, offering price and redemption price per share ($630,899,490 ÷ 51,869,429 shares)		$ 12.16

Institutional Class: Net Asset Value, offering price and redemption price per share ($4,713,631 ÷ 388,137 shares)		$ 12.14

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Interest		$ 4
Income from Fidelity Central Funds		5,088,921
Total income		5,088,925

Expenses
Management fee	$ 1,740,529
Transfer agent fees	748,046
Distribution fees	108,589
Accounting fees and expenses	118,277
Custodian fees and expenses	2,501
Independent trustees' compensation	987
Registration fees	52,674
Audit	21,258
Legal	2,198
Miscellaneous	6,977
Total expenses before reductions	2,802,036
Expense reductions	(81,068)	2,720,968
Net investment income (loss)		2,367,957
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	606,423
Fidelity Central Funds	11,371,450
Total net realized gain (loss)		11,977,873
Change in net unrealized appreciation (depreciation) on: Investment securities	42,479,260
Assets and liabilities in foreign currencies	(1,326)
Total change in net unrealized appreciation (depreciation)		42,477,934
Net gain (loss)		54,455,807
Net increase (decrease) in net assets resulting from operations		$ 56,823,764

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,367,957	$ 6,815,943
Net realized gain (loss)	11,977,873	(5,452,798)
Change in net unrealized appreciation (depreciation)	42,477,934	28,076,082
Net increase (decrease) in net assets resulting from operations	56,823,764	29,439,227
Distributions to shareholders from net investment income	(6,228,588)	(7,455,362)
Distributions to shareholders from net realized gain	(795,082)	-
Total distributions	(7,023,670)	(7,455,362)
Share transactions - net increase (decrease)	73,350,925	81,350,268
Total increase (decrease) in net assets	123,151,019	103,334,133

Net Assets
Beginning of period	568,542,921	465,208,788
End of period (including undistributed net investment income of $1,054,225 and undistributed net investment income of $4,914,856, respectively)	$ 691,693,940	$ 568,542,921

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class A

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.18	$ 10.94	$ 14.77	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.03	.14	.17	.19
Net realized and unrealized gain (loss)	1.01	.27	(3.74)	2.05
Total from investment operations	1.04	.41	(3.57)	2.24
Distributions from net investment income	(.11)	(.17)	(.23)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.12) I	(.17)	(.26)	(.22)
Net asset value, end of period	$ 12.10	$ 11.18	$ 10.94	$ 14.77
Total Return B,C,D	9.39%	4.30%	(24.59)%	17.78%
Ratios to Average Net Assets H
Expenses before reductions	1.09% A	1.17%	1.13%	1.14% A
Expenses net of fee waivers, if any	1.09% A	1.17%	1.13%	1.14% A
Expenses net of all reductions	1.07% A	1.16%	1.12%	1.12% A
Net investment income (loss)	.57% A	1.50%	1.28%	1.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36,775	$ 22,506	$ 12,887	$ 7,348
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.12 per share is comprised of distributions from net investment income of $.107 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class T

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.14	$ 10.91	$ 14.74	$ 12.75
Income from Investment Operations
Net investment income (loss) E	.02	.11	.13	.15
Net realized and unrealized gain (loss)	1.00	.27	(3.73)	2.06
Total from investment operations	1.02	.38	(3.60)	2.21
Distributions from net investment income	(.08)	(.15)	(.20)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.09) I	(.15)	(.23)	(.22)
Net asset value, end of period	$ 12.07	$ 11.14	$ 10.91	$ 14.74
Total Return B,C,D	9.24%	3.98%	(24.76)%	17.46%
Ratios to Average Net Assets H
Expenses before reductions	1.35% A	1.44%	1.38%	1.42% A
Expenses net of fee waivers, if any	1.35% A	1.44%	1.38%	1.42% A
Expenses net of all reductions	1.33% A	1.43%	1.37%	1.41% A
Net investment income (loss)	.31% A	1.23%	1.02%	1.07% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,402	$ 5,491	$ 4,090	$ 1,792
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the sales charges. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.09 per share is comprised of distributions from net investment income of $.079 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Class B

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.09	$ 10.84	$ 14.69	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.02)	.06	.06	.08
Net realized and unrealized gain (loss)	1.01	.28	(3.72)	2.07
Total from investment operations	.99	.34	(3.66)	2.15
Distributions from net investment income	(.03)	(.09)	(.16)	(.19)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.04) I	(.09)	(.19)	(.21)
Net asset value, end of period	$ 12.04	$ 11.09	$ 10.84	$ 14.69
Total Return B,C,D	8.98%	3.44%	(25.21)%	16.98%
Ratios to Average Net Assets H
Expenses before reductions	1.94% A	1.98%	1.93%	1.93% A
Expenses net of fee waivers, if any	1.94% A	1.98%	1.93%	1.93% A
Expenses net of all reductions	1.92% A	1.97%	1.92%	1.92% A
Net investment income (loss)	(.28)% A	.69%	.47%	.56% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,873	$ 3,123	$ 2,452	$ 1,632
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.04 per share is comprised of distributions from net investment income of $.028 and distributions from net realized gain of $.015 per share.

Financial Highlights - Class C

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 G
Selected Per-Share Data
Net asset value, beginning of period	$ 11.08	$ 10.82	$ 14.67	$ 12.75
Income from Investment Operations
Net investment income (loss) E	(.01)	.07	.07	.08
Net realized and unrealized gain (loss)	1.00	.28	(3.71)	2.06
Total from investment operations	.99	.35	(3.64)	2.14
Distributions from net investment income	(.04)	(.09)	(.18)	(.20)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.06) I	(.09)	(.21)	(.22)
Net asset value, end of period	$ 12.01	$ 11.08	$ 10.82	$ 14.67
Total Return B,C,D	8.93%	3.48%	(25.16)%	16.90%
Ratios to Average Net Assets H
Expenses before reductions	1.87% A	1.94%	1.90%	1.91% A
Expenses net of fee waivers, if any	1.87% A	1.94%	1.90%	1.91% A
Expenses net of all reductions	1.84% A	1.93%	1.89%	1.90% A
Net investment income (loss)	(.21)% A	.73%	.51%	.58% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 9,030	$ 7,179	$ 5,017	$ 3,194
Portfolio turnover rate F	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Total returns do not include the effect of the contingent deferred sales charge. E Calculated based on average shares outstanding during the period. F Amount does not include the portfolio activity of any underlying Fidelity Central Funds. G For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. I Total distributions of $.06 per share is comprised of distributions from net investment income of $.041 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Asset Manager 85%

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007	2006	2005
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69	$ 10.29
Income from Investment Operations
Net investment income (loss) D	.05	.16	.20	.23	.18	.06 F
Net realized and unrealized gain (loss)	1.01	.27	(3.76)	2.02	.98	1.40
Total from investment operations	1.06	.43	(3.56)	2.25	1.16	1.46
Distributions from net investment income	(.12)	(.18)	(.23)	(.21)	(.06)	(.06)
Distributions from net realized gain	(.02)	-	(.03)	(.02)	-	-
Total distributions	(.14) I	(.18)	(.26)	(.23)	(.06)	(.06)
Net asset value, end of period	$ 12.16	$ 11.24	$ 10.99	$ 14.81	$ 12.79	$ 11.69
Total Return B,C	9.46%	4.54%	(24.43)%	17.77%	9.95%	14.22%
Ratios to Average Net Assets G
Expenses before reductions	.87% A	.95%	.87%	.89%	.91%	.92%
Expenses net of fee waivers, if any	.86% A	.95%	.87%	.87%	.91%	.92%
Expenses net of all reductions	.84% A	.94%	.86%	.86%	.87%	.89%
Net investment income (loss)	.79% A	1.72%	1.54%	1.62%	1.50%	.53% F
Supplemental Data
Net assets, end of period (000 omitted)	$ 630,899	$ 528,720	$ 440,040	$ 576,458	$ 448,831	$ 403,221
Portfolio turnover rate E	28% A	7%	20%	31%	187% H	71% H

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F Investment income per share reflects a special dividend which amounted to $.02 per share. Excluding the special dividend, the ratio of net investment income (loss) to average net assets would have been .39%. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Portfolio turnover rate excludes securities received or delivered in-kind. I Total distributions of $.14 per share is comprised of distributions from net investment income of $.120 and distributions from net realized gain of $.015 per share.

Financial Highlights - Institutional Class

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 11.24	$ 11.00	$ 14.82	$ 12.75
Income from Investment Operations
Net investment income (loss) D	.05	.17	.21	.23
Net realized and unrealized gain (loss)	1.00	.28	(3.76)	2.07
Total from investment operations	1.05	.45	(3.55)	2.30
Distributions from net investment income	(.14)	(.21)	(.24)	(.21)
Distributions from net realized gain	(.02)	-	(.03)	(.02)
Total distributions	(.15) H	(.21)	(.27)	(.23)
Net asset value, end of period	$ 12.14	$ 11.24	$ 11.00	$ 14.82
Total Return B,C	9.44%	4.70%	(24.35)%	18.24%
Ratios to Average Net Assets G
Expenses before reductions	.81% A	.82%	.78%	.82% A
Expenses net of fee waivers, if any	.81% A	.82%	.78%	.82% A
Expenses net of all reductions	.78% A	.81%	.77%	.81% A
Net investment income (loss)	.85% A	1.85%	1.62%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 4,714	$ 1,524	$ 724	$ 247
Portfolio turnover rate E	28% A	7%	20%	31%

A Annualized B Total returns for periods of less than one year are not annualized. C Total returns would have been lower had certain expenses not been reduced during the periods shown. D Calculated based on average shares outstanding during the period. E Amount does not include the portfolio activity of any underlying Fidelity Central Funds. F For the period October 2, 2006 (commencement of sale of shares) to September 30, 2007. G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class. Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds. Based on their most recent shareholder report date, the expenses ranged from less than .01% to .10%. H Total distributions of $.15 per share is comprised of distributions from net investment income of $.137 and distributions from net realized gain of $.015 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Asset Manager 20%, Fidelity Asset Manager 30%, Fidelity Asset Manager 40%, Fidelity Asset Manager 50%, Fidelity Asset Manager 60%, Fidelity Asset Manager 70% and Fidelity Asset Manager 85% (the Funds) are funds of Fidelity Charles Street Trust (the trust). The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

Each Fund offers Class A, Class T, Class B, Class C, Asset Manager and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class. The Fund's indirect investments in emerging markets can be subject to social, economic, regulatory, and political uncertainties and can be extremely volatile.

2. Investments in Fidelity Central Funds.

The Funds may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of each Fund. These strategies are consistent with the investment objectives of each Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of each Fund. The following summarizes the Funds' investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity Commodity Strategy Central Fund	FMR Co., Inc. (FMRC)	Seeks to provide investment returns that correspond to the performance of the commodities market.	Investment in wholly-owned subsidiary organized under the laws of the Cayman Islands Futures Swap Agreements	.07%
Fidelity Equity Sector Central Funds	FMRC	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Repurchase Agreements Restricted Securities	Less than ..01% to .01%
Fidelity Emerging Markets Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in equity securities of issuers in emerging markets.	Foreign Securities Repurchase Agreements Restricted Securities	.10%
Fidelity International Equity Central Fund	FMRC	Seeks capital appreciation by investing primarily in non-U.S. based common stocks, including securities of issuers located in emerging markets.	Foreign Securities Repurchase Agreements	.03%
Fidelity Floating Rate Central Fund	FMRC	Seeks a high level of income by normally investing in floating rate loans and other floating rate securities.	Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%

Semiannual Report

2. Investments in Fidelity Central Funds - continued

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio*
Fidelity High Income Central Fund 1	FMRC

Seeks a high level of income and may also seek capital appreciation by investing primarily in debt securities, preferred stocks, and convertible securities, with an emphasis on lower-quality debt securities.

			Delayed Delivery & When Issued Securities Loans & Direct Debt Instruments Repurchase Agreements Restricted Securities	Less than .01%
Fidelity Tactical Income Central Fund	Fidelity Investments Money Management, Inc. (FIMM)	Seeks a high level of income by normally investing in investment-grade debt securities.	Delayed Delivery & When Issued Securities Repurchase Agreements Restricted Securities Swap Agreements	Less than .01%
Fidelity Money Market Central Funds	FIMM	Seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .01%

* Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

An unaudited holdings listing for each Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through each Fund's investment in underlying Fidelity Central Funds, other than the Commodity Strategy and Money Market Central Funds, is available at fidelity.com and/or advisor.fidelity.com as applicable. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including security valuation policies) of those funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value and are categorized as Level 2 in the hierarchy.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds received from litigation. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of each Fund and do not include any expenses of the Fidelity Central Funds. Although not included in each Fund's expenses, each Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value. Based on their most recent shareholder report date, expenses of the Fidelity Central Funds ranged from less than .01% to .10%.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity Asset Manager 50% and Fidelity Asset Manager 70%, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, foreign currency transactions, deferred trustees compensation, partnerships (including allocations from Fidelity Central Funds), market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation/ (depreciation)
Fidelity Asset Manager 20%	$ 2,753,200,787	$ 75,548,657	$ (51,023,253)	$ 24,525,404
Fidelity Asset Manager 30%	99,360,911	4,697,382	(1,084,589)	3,612,793
Fidelity Asset Manager 40%	65,840,566	3,729,863	(1,380,998)	2,348,865
Fidelity Asset Manager 50%	6,279,226,797	420,690,267	(331,695,180)	88,995,087
Fidelity Asset Manager 60%	102,504,895	8,291,036	(2,159,416)	6,131,620
Fidelity Asset Manager 70%	2,648,212,131	172,391,855	(237,069,683)	(64,677,828)
Fidelity Asset Manager 85%	692,349,115	59,715,926	(60,198,097)	(482,171)

Semiannual Report

4. Purchases and Sales of Investments.

Purchases and sales of securities (including the Equity and Fixed-Income Central Funds), other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Asset Manager 20%	423,634,501	303,480,126
Fidelity Asset Manager 30%	31,430,560	10,048,877
Fidelity Asset Manager 40%	23,811,290	6,536,918
Fidelity Asset Manager 50%	823,126,105	1,054,736,504
Fidelity Asset Manager 60%	44,267,948	8,973,954
Fidelity Asset Manager 70%	368,341,135	408,354,035
Fidelity Asset Manager 85%	148,755,712	83,921,535

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annualized management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
Fidelity Asset Manager 20%	.30%	.12%	.42%
Fidelity Asset Manager 30%	.30%	.12%	.42%
Fidelity Asset Manager 40%	.30%	.12%	.42%
Fidelity Asset Manager 50%	.25%	.26%	.51%
Fidelity Asset Manager 60%	.30%	.26%	.56%
Fidelity Asset Manager 70%	.30%	.26%	.56%
Fidelity Asset Manager 85%	.30%	.26%	.56%

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

The Funds have invested in the Fidelity Commodity Strategy Central Fund, which in turn invests in a wholly-owned subsidiary that invests in commodity-linked derivative instruments. FMR has contractually agreed to waive each Fund's management fee in an amount equal to its proportionate share of the management fee paid to FMR by the subsidiary based on each Fund's proportionate ownership of the Fidelity Commodity Strategy Central Fund. For the period, each fund's management fees were reduced by the following amounts:

Management Fee Waiver
Fidelity Asset Manager 20%	$ 4,331
Fidelity Asset Manager 30%	147
Fidelity Asset Manager 40%	93
Fidelity Asset Manager 50%	12,720
Fidelity Asset Manager 60%	189
Fidelity Asset Manager 70%	6,460
Fidelity Asset Manager 85%	1,886

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Fidelity Asset Manager 20%	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 32,316	$ 8,111
Class T	.25%	.25%	29,502	133
Class B	.75%	.25%	15,793	11,861
Class C	.75%	.25%	57,060	29,081
			$ 134,671	$ 49,186
Fidelity Asset Manager 30%
Class A	-%	.25%	$ 6,466	$ 648
Class T	.25%	.25%	8,856	65
Class B	.75%	.25%	4,706	3,533
Class C	.75%	.25%	16,133	6,905
			$ 36,161	$ 11,151
Fidelity Asset Manager 40%
Class A	-%	.25%	$ 4,861	$ 253
Class T	.25%	.25%	5,156	176
Class B	.75%	.25%	5,903	5,090
Class C	.75%	.25%	7,898	4,828
			$ 23,818	$ 10,347
Fidelity Asset Manager 50%
Class A	-%	.25%	$ 37,170	$ 10,744
Class T	.25%	.25%	30,880	159
Class B	.75%	.25%	19,360	14,549
Class C	.75%	.25%	51,627	19,887
			$ 139,037	$ 45,339
Fidelity Asset Manager 60%
Class A	-%	.25%	$ 10,716	$ 377
Class T	.25%	.25%	10,092	14
Class B	.75%	.25%	8,462	6,354
Class C	.75%	.25%	15,701	7,771
			$ 44,971	$ 14,516
Fidelity Asset Manager 70%
Class A	-%	.25%	$ 117,310	$ 9,622
Class T	.25%	.25%	115,960	57,980
Class B	.75%	.25%	88,167	66,231
Class C	.75%	.25%	191,244	32,271
			$ 512,681	$ 166,104
Fidelity Asset Manager 85%
Class A	-%	.25%	$ 35,734	$ 2,398
Class T	.25%	.25%	14,716	67
Class B	.75%	.25%	17,277	12,972
Class C	.75%	.25%	40,862	13,273
			$ 108,589	$ 28,710

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, 1.00% to .50% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Sales Load - continued

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Asset Manager 20%	Retained by FDC
Class A	$ 20,190
Class T	3,363
Class B*	4,307
Class C*	765
$ 28,625
Fidelity Asset Manager 30%
Class A	$ 10,135
Class T	8,946
Class B*	249
Class C*	122
$ 19,452
Fidelity Asset Manager 40%
Class A	$ 4,749
Class T	1,113
Class B*	746
Class C*	2
$ 6,610
Fidelity Asset Manager 50%
Class A	$ 19,869
Class T	14,187
Class B*	7,614
Class C*	1,067
$ 42,737
Fidelity Asset Manager 60%
Class A	$ 9,925
Class T	2,940
Class B*	6,284
Class C*	104
$ 19,253
Fidelity Asset Manager 70%
Class A	$ 15,763
Class T	4,969
Class B*	18,211
Class C*	1,641
$ 40,584
Fidelity Asset Manager 85%
Class A	$ 14,181
Class T	3,592
Class B*	4,783
Class C*	1,239
$ 23,795

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Funds. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class to FIIOC were as follows:

	Amount	% of Average Net Assets*
Fidelity Asset Manager 20%
Class A	$ 15,857.12
Class T	7,852.13
Class B	3,333.21
Class C	8,644.15
Asset Manager 20%	1,297,997.10
Institutional Class	1,194.08
	$ 1,334,877
Fidelity Asset Manager 30%
Class A	$ 3,459.13
Class T	2,020.11
Class B	872.19
Class C	2,157.13
Asset Manager 30%	35,959.10
Institutional Class	476.12
	$ 44,943
Fidelity Asset Manager 40%
Class A	$ 3,171.16
Class T	1,549.15
Class B	793.13
Class C	1,205.15
Asset Manager 40%	24,862.11
Institutional Class	419.09
	$ 31,999
Fidelity Asset Manager 50%
Class A	$ 25,256.17
Class T	11,387.18
Class B	4,665.24
Class C	10,922.21
Asset Manager 50%	5,472,465.18
Institutional Class	2,052.14
	$ 5,526,747
Fidelity Asset Manager 60%
Class A	$ 10,504.24
Class T	4,079.20
Class B	2,462.29
Class C	3,553.23
Asset Manager 60%	59,574.17
Institutional Class	1,545.21
	$ 81,717
Fidelity Asset Manager 70%
Class A	$ 126,247.27
Class T	62,675.27
Class B	27,871.32
Class C	45,153.24
Asset Manager 70%	2,214,982.20
Institutional Class	28,483.23
	$ 2,505,411

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

	Amount	% of Average Net Assets*
Fidelity Asset Manager 85%
Class A	$ 31,287.22
Class T	6,730.23
Class B	5,496.32
Class C	9,875.24
Asset Manager 85%	691,893.24
Institutional Class	2,765.18
	$ 748,046

* Annualized

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which is reflected in Miscellaneous Expense on the Statement of Operations, and is as follows:

Fidelity Asset Manager 20%	$ 7,254
Fidelity Asset Manager 30%	231
Fidelity Asset Manager 40%	147
Fidelity Asset Manager 50%	17,975
Fidelity Asset Manager 60%	226
Fidelity Asset Manager 70%	7,195
Fidelity Asset Manager 85%	1,737

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of income from Fidelity Central Funds. Net income from lending portfolio securities during the period amounted to:

Fidelity Asset Manager 50%	$ 5,254
Fidelity Asset Manager 70%	2,750

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

The following classes of each applicable Fund were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Fidelity Asset Manager 20%
Class B	1.65%	$ 364
Fidelity Asset Manager 30%
Class A	.90%	2,356
Class T	1.15%	908
Class B	1.65%	701
Class C	1.65%	1,429
Asset Manager 30%	.65%	21,326
Institutional Class	.65%	331
Fidelity Asset Manager 40%
Class A	.90%	3,551
Class T	1.15%	2,040
Class B	1.65%	1,105
Class C	1.65%	1,542
Asset Manager 40%	.65%	31,741
Institutional Class	.65%	634
Fidelity Asset Manager 60%
Class A	1.10%	6,618
Class T	1.35%	2,508
Class B	1.85%	1,826
Class C	1.85%	2,250
Asset Manager 60%	.85%	31,236
Institutional Class	.85%	815

FMR voluntarily agreed to reimburse a portion of certain class' operating expenses. During the period, this reimbursement reduced the class' expenses as noted in the table below.

Reimbursement from adviser
Asset Manager 70%	$ 47,080

Many of the brokers with whom FMR places trades on behalf of certain Funds and certain Equity Central Funds provided services to these funds in addition to trade execution. These services included payments of certain expenses on behalf of each applicable Fund.

In addition, through arrangements with each applicable Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. All of the applicable expense reductions are noted in the table below.

	Brokerage Service reduction	Custody expense reduction
Fidelity Asset Manager 20%	$ 73,074	$ 1
Fidelity Asset Manager 30%	3,249	1
Fidelity Asset Manager 40%	2,957	2
Fidelity Asset Manager 50%	479,993	29
Fidelity Asset Manager 60%	6,859	1
Fidelity Asset Manager 70%	275,588	14
Fidelity Asset Manager 85%	79,181	1

Semiannual Report

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
From net investment income
Class A	$ 217,986	$ 437,282
Class T	82,716	183,229
Class B	14,174	54,423
Class C	52,193	126,202
Asset Manager 20%	24,163,880	70,916,093
Institutional Class	28,079	75,972
Total	$ 24,559,028	$ 71,793,201
From net realized gain
Class A	$ 11,003	$ -
Class T	4,680	-
Class B	1,342	-
Class C	4,617	-
Asset Manager 20%	1,040,337	-
Institutional Class	1,182	-
Total	$ 1,063,161	$ -
Fidelity Asset Manager 30%
From net investment income
Class A	$ 45,127	$ 52,355
Class T	24,704	32,661
Class B	5,153	11,038
Class C	16,870	34,391
Asset Manager 30%	740,956	1,021,321
Institutional Class	8,320	14,120
Total	$ 841,130	$ 1,165,886
From net realized gain
Class A	$ 23,619	$ -
Class T	12,741	-
Class B	4,604	-
Class C	14,101	-
Asset Manager 30%	355,511	-
Institutional Class	3,803	-
Total	$ 414,379	$ -
Fidelity Asset Manager 40%
From net investment income
Class A	$ 32,478	$ 72,060
Class T	17,786	39,765
Class B	7,416	20,040
Class C	9,673	21,439
Asset Manager 40%	455,746	425,812
Institutional Class	10,008	29,546
Total	$ 533,107	$ 608,662
From net realized gain
Class A	$ 12,119	$ -
Class T	6,626	-
Class B	3,795	-
Class C	5,380	-
Asset Manager 40%	154,380	-
Institutional Class	2,858	-
Total	$ 185,158	$ -

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 50%
From net investment income
Class A	$ 250,400	$ 397,973
Class T	88,301	166,065
Class B	19,385	46,365
Class C	52,466	113,113
Asset Manager 50%	61,637,849	177,932,255
Institutional Class	27,002	38,741
Total	$ 62,075,403	$ 178,694,512
From net realized gain
Class A	$ -	$ 8,976
Class T	-	4,405
Class B	-	1,523
Class C	-	3,756
Asset Manager 50%	-	4,641,464
Institutional Class	-	794
Total	$ -	$ 4,660,918
Fidelity Asset Manager 60%
From net investment income
Class A	$ 77,496	$ 47,042
Class T	32,293	27,701
Class B	7,178	7,436
Class C	17,988	11,096
Asset Manager 60%	778,488	284,188
Institutional Class	15,127	10,417
Total	$ 928,570	$ 387,880
From net realized gain
Class A	$ 18,234	$ -
Class T	9,498	-
Class B	3,988	-
Class C	7,195	-
Asset Manager 60%	158,875	-
Institutional Class	3,087	-
Total	$ 200,877	$ -
Fidelity Asset Manager 70%
From net investment income
Class A	$ 1,226,342	$ 1,931,219
Class T	502,886	1,065,951
Class B	100,145	447,034
Class C	299,307	727,522
Asset Manager 70%	36,045,488	49,684,258
Institutional Class	305,152	583,810
Total	$ 38,479,320	$ 54,439,794
From net realized gain
Class A	$ 58,090	$ -
Class T	29,200	-
Class B	11,267	-
Class C	24,268	-
Asset Manager 70%	1,422,847	-
Institutional Class	12,894	-
Total	$ 1,558,566	$ -

Semiannual Report

9. Distributions to Shareholders - continued

	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 85%
From net investment income
Class A	$ 256,819	$ 236,401
Class T	40,431	60,047
Class B	8,273	22,565
Class C	29,342	40,556
Asset Manager 85%	5,859,302	7,078,878
Institutional Class	34,421	16,915
Total	$ 6,228,588	$ 7,455,362
From net realized gain
Class A	$ 36,055	$ -
Class T	7,677	-
Class B	4,432	-
Class C	10,735	-
Asset Manager 85%	732,414	-
Institutional Class	3,769	-
Total	$ 795,082	$ -

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Class A
Shares sold	686,370	1,881,552	$ 8,219,880	$ 20,262,428
Reinvestment of distributions	18,437	36,721	219,411	395,323
Shares redeemed	(566,803)	(551,418)	(6,803,916)	(5,902,669)
Net increase (decrease)	138,004	1,366,855	$ 1,635,375	$ 14,755,082
Class T
Shares sold	379,511	556,534	$ 4,539,958	$ 5,957,883
Reinvestment of distributions	6,684	15,725	79,470	167,994
Shares redeemed	(132,272)	(154,805)	(1,586,778)	(1,648,787)
Net increase (decrease)	253,923	417,454	$ 3,032,650	$ 4,477,090
Class B
Shares sold	87,713	172,271	$ 1,049,263	$ 1,835,013
Reinvestment of distributions	1,074	4,084	12,751	43,418
Shares redeemed	(34,668)	(120,458)	(415,453)	(1,269,080)
Net increase (decrease)	54,119	55,897	$ 646,561	$ 609,351
Class C
Shares sold	456,305	590,588	$ 5,442,372	$ 6,323,524
Reinvestment of distributions	3,799	8,209	45,087	87,576
Shares redeemed	(136,368)	(141,658)	(1,624,800)	(1,492,459)
Net increase (decrease)	323,736	457,139	$ 3,862,659	$ 4,918,641
Asset Manager 20%
Shares sold	46,568,996	58,768,202	$ 559,492,195	$ 637,513,025
Reinvestment of distributions	2,030,191	6,354,880	24,198,981	67,864,384
Shares redeemed	(21,643,189)	(69,477,950)	(260,228,679)	(731,982,311)
Net increase (decrease)	26,955,998	(4,354,868)	$ 323,462,497	$ (26,604,902)

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 20%
Institutional Class
Shares sold	57,302	137,005	$ 692,664	$ 1,434,782
Reinvestment of distributions	2,230	6,581	26,566	70,199
Shares redeemed	(18,367)	(66,987)	(220,660)	(711,929)
Net increase (decrease)	41,165	76,599	$ 498,570	$ 793,052
Fidelity Asset Manager 30%
Class A
Shares sold	221,509	414,025	$ 2,036,150	$ 3,417,018
Reinvestment of distributions	6,794	5,517	61,853	44,542
Shares redeemed	(62,238)	(76,929)	(576,391)	(581,256)
Net increase (decrease)	166,065	342,613	$ 1,521,612	$ 2,880,304
Class T
Shares sold	349,851	161,111	$ 3,244,024	$ 1,317,197
Reinvestment of distributions	3,606	4,011	32,818	32,253
Shares redeemed	(19,904)	(47,688)	(183,636)	(365,440)
Net increase (decrease)	333,553	117,434	$ 3,093,206	$ 984,010
Class B
Shares sold	39,604	79,409	$ 363,639	$ 635,086
Reinvestment of distributions	1,010	1,314	9,190	10,518
Shares redeemed	(13,002)	(50,703)	(119,778)	(394,045)
Net increase (decrease)	27,612	30,020	$ 253,051	$ 251,559
Class C
Shares sold	199,301	174,653	$ 1,833,338	$ 1,440,050
Reinvestment of distributions	3,170	4,010	28,823	32,219
Shares redeemed	(39,678)	(74,546)	(362,223)	(607,066)
Net increase (decrease)	162,793	104,117	$ 1,499,938	$ 865,203
Asset Manager 30%
Shares sold	3,514,729	6,904,812	$ 32,304,069	$ 55,910,068
Reinvestment of distributions	117,884	123,690	1,073,482	996,564
Shares redeemed	(1,289,802)	(3,262,135)	(11,846,658)	(25,731,823)
Net increase (decrease)	2,342,811	3,766,367	$ 21,530,893	$ 31,174,809
Institutional Class
Shares sold	30,868	85,817	$ 286,652	$ 690,781
Reinvestment of distributions	1,136	1,745	10,338	13,913
Shares redeemed	(7,283)	(26,231)	(67,139)	(202,728)
Net increase (decrease)	24,721	61,331	$ 229,851	$ 501,966
Fidelity Asset Manager 40%
Class A
Shares sold	434,360	949,479	$ 3,861,087	$ 6,910,670
Reinvestment of distributions	4,907	9,317	43,040	69,821
Shares redeemed	(254,611)	(867,182)	(2,277,427)	(6,423,492)
Net increase (decrease)	184,656	91,614	$ 1,626,700	$ 556,999
Class T
Shares sold	49,778	151,870	$ 446,512	$ 1,163,455
Reinvestment of distributions	2,488	5,024	21,767	38,279
Shares redeemed	(46,465)	(137,056)	(413,385)	(1,041,565)
Net increase (decrease)	5,801	19,838	$ 54,894	$ 160,169
Class B
Shares sold	23,582	75,414	$ 210,184	$ 591,777
Reinvestment of distributions	1,240	2,558	10,850	19,564
Shares redeemed	(41,326)	(97,756)	(368,716)	(742,267)
Net increase (decrease)	(16,504)	(19,784)	$ (147,682)	$ (130,926)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 40%
Class C
Shares sold	103,534	99,725	$ 931,609	$ 770,448
Reinvestment of distributions	1,673	2,748	14,677	20,997
Shares redeemed	(56,588)	(99,318)	(506,008)	(755,114)
Net increase (decrease)	48,619	3,155	$ 440,278	$ 36,331
Asset Manager 40%
Shares sold	2,611,137	3,849,199	$ 23,413,430	$ 29,825,562
Reinvestment of distributions	68,859	55,087	603,551	419,676
Shares redeemed	(551,769)	(1,075,285)	(4,940,798)	(8,018,930)
Net increase (decrease)	2,128,227	2,829,001	$ 19,076,183	$ 22,226,308
Institutional Class
Shares sold	22,794	13,481	$ 204,679	$ 108,903
Reinvestment of distributions	1,326	3,839	11,594	29,314
Shares redeemed	(24,971)	(70,040)	(223,926)	(528,051)
Net increase (decrease)	(851)	(52,720)	$ (7,653)	$ (389,834)
Fidelity Asset Manager 50%
Class A
Shares sold	779,010	1,405,280	$ 10,764,357	$ 16,539,899
Reinvestment of distributions	17,958	33,431	240,809	384,422
Shares redeemed	(285,304)	(364,826)	(3,922,084)	(4,155,231)
Net increase (decrease)	511,664	1,073,885	$ 7,083,082	$ 12,769,090
Class T
Shares sold	424,136	545,417	$ 5,941,755	$ 6,332,321
Reinvestment of distributions	6,206	13,658	83,070	157,088
Shares redeemed	(200,423)	(169,205)	(2,749,978)	(1,916,167)
Net increase (decrease)	229,919	389,870	$ 3,274,847	$ 4,573,242
Class B
Shares sold	79,902	180,306	$ 1,102,136	$ 2,100,830
Reinvestment of distributions	1,168	3,715	15,589	42,668
Shares redeemed	(42,971)	(85,486)	(594,208)	(956,143)
Net increase (decrease)	38,099	98,535	$ 523,517	$ 1,187,355
Class C
Shares sold	257,471	485,121	$ 3,545,684	$ 5,631,940
Reinvestment of distributions	2,542	6,698	33,906	76,866
Shares redeemed	(90,317)	(159,202)	(1,237,603)	(1,747,618)
Net increase (decrease)	169,696	332,617	$ 2,341,987	$ 3,961,188
Asset Manager 50%
Shares sold	22,059,505	32,974,289	$ 305,097,364	$ 383,017,644
Reinvestment of distributions	4,436,540	15,343,644	59,576,836	176,555,039
Shares redeemed	(31,863,793)	(89,247,824)	(440,114,261)	(998,197,300)
Net increase (decrease)	(5,367,748)	(40,929,891)	$ (75,440,061)	$ (438,624,617)
Institutional Class
Shares sold	125,198	160,648	$ 1,728,992	$ 1,795,413
Reinvestment of distributions	1,913	3,452	25,687	39,144
Shares redeemed	(35,199)	(20,390)	(482,912)	(236,895)
Net increase (decrease)	91,912	143,710	$ 1,271,767	$ 1,597,662

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 60%
Class A
Shares sold	724,365	626,963	$ 6,255,623	$ 4,408,112
Reinvestment of distributions	10,621	7,097	90,700	46,058
Shares redeemed	(140,757)	(310,140)	(1,213,206)	(2,115,814)
Net increase (decrease)	594,229	323,920	$ 5,133,117	$ 2,338,356
Class T
Shares sold	113,965	416,315	$ 980,762	$ 2,870,184
Reinvestment of distributions	4,505	3,579	38,385	23,192
Shares redeemed	(34,441)	(152,802)	(295,077)	(1,011,101)
Net increase (decrease)	84,029	267,092	$ 724,070	$ 1,882,275
Class B
Shares sold	67,083	142,861	$ 575,988	$ 1,024,160
Reinvestment of distributions	1,168	1,109	9,963	7,209
Shares redeemed	(42,167)	(97,132)	(360,904)	(678,465)
Net increase (decrease)	26,084	46,838	$ 225,047	$ 352,904
Class C
Shares sold	203,958	185,591	$ 1,748,273	$ 1,330,330
Reinvestment of distributions	2,900	1,710	24,677	11,096
Shares redeemed	(23,990)	(149,285)	(209,254)	(992,160)
Net increase (decrease)	182,868	38,016	$ 1,563,696	$ 349,266
Asset Manager 60%
Shares sold	4,671,297	6,524,913	$ 40,497,859	$ 46,957,848
Reinvestment of distributions	106,708	42,505	912,356	275,857
Shares redeemed	(1,461,092)	(3,253,446)	(12,562,523)	(22,687,629)
Net increase (decrease)	3,316,913	3,313,972	$ 28,847,692	$ 24,546,076
Institutional Class
Shares sold	181,078	54,932	$ 1,565,279	$ 380,285
Reinvestment of distributions	2,063	1,605	17,638	10,417
Shares redeemed	(47,939)	(55,951)	(414,195)	(394,752)
Net increase (decrease)	135,202	586	$ 1,168,722	$ (4,050)
Fidelity Asset Manager 70%
Class A
Shares sold	1,170,142	2,173,509	$ 16,785,678	$ 24,367,312
Reinvestment of distributions	86,409	173,733	1,220,958	1,832,882
Shares redeemed	(874,733)	(2,500,085)	(12,419,366)	(28,216,639)
Net increase (decrease)	381,818	(152,843)	$ 5,587,270	$ (2,016,445)
Class T
Shares sold	188,159	558,875	$ 2,691,606	$ 6,345,694
Reinvestment of distributions	36,625	97,734	517,509	1,031,095
Shares redeemed	(438,120)	(1,157,915)	(6,271,337)	(12,984,993)
Net increase (decrease)	(213,336)	(501,306)	$ (3,062,222)	$ (5,608,204)
Class B
Shares sold	66,207	175,683	$ 943,492	$ 1,996,401
Reinvestment of distributions	7,309	39,046	103,353	411,939
Shares redeemed	(281,625)	(614,001)	(4,024,373)	(6,696,000)
Net increase (decrease)	(208,109)	(399,272)	$ (2,977,528)	$ (4,287,660)
Class C
Shares sold	494,202	421,289	$ 6,993,991	$ 4,898,274
Reinvestment of distributions	20,374	60,708	287,474	640,464
Shares redeemed	(273,719)	(756,167)	(3,891,174)	(8,424,208)
Net increase (decrease)	240,857	(274,170)	$ 3,390,291	$ (2,885,470)

Semiannual Report

10. Share Transactions - continued

	Shares		Dollars
	Six months ended March 31, 2010	Year ended September 30, 2009	Six months ended March 31, 2010	Year ended September 30, 2009
Fidelity Asset Manager 70%
Asset Manager 70%
Shares sold	9,847,089	15,475,772	$ 141,260,941	$ 179,846,118
Reinvestment of distributions	2,604,238	4,628,030	36,823,923	48,825,720
Shares redeemed	(13,107,638)	(28,165,016)	(187,844,152)	(314,686,965)
Net increase (decrease)	(656,311)	(8,061,214)	$ (9,759,288)	$ (86,015,127)
Institutional Class
Shares sold	521,338	711,407	$ 7,410,409	$ 8,732,520
Reinvestment of distributions	17,837	55,050	252,400	580,778
Shares redeemed	(1,191,823)	(501,161)	(17,127,361)	(5,787,688)
Net increase (decrease)	(652,648)	265,296	$ (9,464,552)	$ 3,525,610
Fidelity Asset Manager 85%
Class A
Shares sold	1,317,539	1,227,157	$ 15,238,053	$ 11,123,956
Reinvestment of distributions	25,220	27,818	287,513	230,607
Shares redeemed	(315,704)	(419,528)	(3,655,377)	(3,964,719)
Net increase (decrease)	1,027,055	835,447	$ 11,870,189	$ 7,389,844
Class T
Shares sold	127,736	219,201	$ 1,465,911	$ 1,968,756
Reinvestment of distributions	3,776	6,419	42,970	53,147
Shares redeemed	(93,807)	(107,692)	(1,064,025)	(922,904)
Net increase (decrease)	37,705	117,928	$ 444,856	$ 1,098,999
Class B
Shares sold	71,715	128,701	$ 822,899	$ 1,146,718
Reinvestment of distributions	1,064	2,567	12,100	21,255
Shares redeemed	(32,452)	(75,871)	(377,653)	(628,100)
Net increase (decrease)	40,327	55,397	$ 457,346	$ 539,873
Class C
Shares sold	171,239	396,579	$ 1,946,434	$ 3,589,931
Reinvestment of distributions	3,150	3,717	35,722	30,743
Shares redeemed	(70,507)	(215,928)	(808,601)	(1,937,775)
Net increase (decrease)	103,882	184,368	$ 1,173,555	$ 1,682,899
Asset Manager 85%
Shares sold	10,213,743	16,408,620	$ 118,846,778	$ 153,803,706
Reinvestment of distributions	559,712	831,961	6,408,708	6,921,914
Shares redeemed	(5,940,189)	(10,231,882)	(68,783,878)	(90,681,889)
Net increase (decrease)	4,833,266	7,008,699	$ 56,471,608	$ 70,043,731
Institutional Class
Shares sold	303,747	106,499	$ 3,527,754	$ 906,473
Reinvestment of distributions	3,239	1,865	37,020	15,502
Shares redeemed	(54,462)	(38,520)	(631,403)	(327,053)
Net increase (decrease)	252,524	69,844	$ 2,933,371	$ 594,922

11. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Investments Money Management, Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors (U.K.) Ltd.

Fidelity Management & Research (Japan) Inc.

Fidelity Management & Research (Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

JPMorgan Chase Bank

New York, NY

AARI-USAN-0510
1.878285.101

Fidelity®
Series Broad Market Opportunities
Fund

Semiannual Report

March 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (October 1, 2009 to March 31, 2010).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio	Beginning Account Value October 1, 2009	Ending Account Value March 31, 2010	Expenses Paid During Period* October 1, 2009 to March 31, 2010
Actual	1.00%	$ 1,000.00	$ 1,126.70	$ 5.30
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,019.95	$ 5.04

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Central Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Semiannual Report

Investment Changes (Unaudited)

The information in the following tables is based on the combined investments of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Top Ten Stocks as of March 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Apple, Inc.	1.9	1.5
Microsoft Corp.	1.8	0.9
Procter & Gamble Co.	1.4	1.3
Google, Inc. Class A	1.0	1.1
JPMorgan Chase & Co.	0.9	0.5
Morgan Stanley	0.9	0.7
General Electric Co.	0.9	0.4
Regions Financial Corp.	0.9	0.0
MasterCard, Inc. Class A	0.9	0.1
SunTrust Banks, Inc.	0.8	0.0
	11.4
Asset Allocation (% of fund's net assets)
As of March 31, 2010	As of September 30, 2009
Stocks 98.9%	Stocks 98.2%
Convertible Securities 0.0%	Convertible Securities 0.2%
Short-Term Investments and Net Other Assets 1.1%	Short-Term Investments and Net Other Assets 1.6%

Semiannual Report

Investment Changes (Unaudited) - continued

The information in the following table is based on the direct investments of the Fund.
Fund Holdings as of March 31, 2010
% of fund's net assets
Equity Holdings
Equity Sector Central Funds
Fidelity Financials Central Fund	18.5
Fidelity Information Technology Central Fund	17.8
Fidelity Health Care Central Fund	12.7
Fidelity Industrials Central Fund	11.2
Fidelity Energy Central Fund	10.8
Fidelity Consumer Staples Central Fund	10.1
Fidelity Consumer Discretionary Central Fund	9.2
Fidelity Materials Central Fund	3.9
Fidelity Utilities Central Fund	3.5
Fidelity Telecom Services Central Fund	2.8
Total Equity Sector Central Funds	100.5
Net Other Assets	(0.5)
Total	100.0

At period end, investments in foreign securities, including the Fund's pro-rata share of the underlying Central Funds, was 14.3% of net assets.

A holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com.

Semiannual Report

Investments March 31, 2010 (Unaudited)

Showing Percentage of Net Assets

Equity Sector Central Funds - 100.5%
	Shares	Value
Fidelity Consumer Discretionary Central Fund (a)	2,919	$ 319,089
Fidelity Consumer Staples Central Fund (a)	2,825	349,461
Fidelity Energy Central Fund (a)	3,591	375,296
Fidelity Financials Central Fund (a)	10,033	644,112
Fidelity Health Care Central Fund (a)	3,817	441,278
Fidelity Industrials Central Fund (a)	3,219	389,958
Fidelity Information Technology Central Fund (a)	4,357	616,881
Fidelity Materials Central Fund (a)	949	135,805
Fidelity Telecom Services Central Fund (a)	914	97,053
Fidelity Utilities Central Fund (a)	1,352	122,189
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $3,718,361)		3,491,122
NET OTHER ASSETS - (0.5)%		(17,043)
NET ASSETS - 100%		$ 3,474,079
Legend

(a) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Consumer Discretionary Central Fund	$ 2,079
Fidelity Consumer Staples Central Fund	3,773
Fidelity Energy Central Fund	1,746
Fidelity Financials Central Fund	1,961
Fidelity Health Care Central Fund	1,673
Fidelity Industrials Central Fund	2,332
Fidelity Information Technology Central Fund	1,109
Fidelity Materials Central Fund	1,010
Fidelity Telecom Services Central Fund	1,536
Fidelity Utilities Central Fund	1,954
Total	$ 19,173
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Consumer Discretionary Central Fund	$ 302,539	$ 56,433	$ 94,512	$ 319,089	0.1%
Fidelity Consumer Staples Central Fund	348,319	99,210	126,244	349,461	0.1%
Fidelity Energy Central Fund	353,430	109,786	110,254	375,296	0.1%
Fidelity Financials Central Fund	442,631	227,424	87,360	644,112	0.1%
Fidelity Health Care Central Fund	441,806	71,387	130,234	441,278	0.1%
Fidelity Industrials Central Fund	320,505	68,729	62,799	389,958	0.1%
Fidelity Information Technology Central Fund	580,895	91,933	141,112	616,881	0.1%
Fidelity Materials Central Fund	110,386	29,878	20,230	135,805	0.1%
Fidelity Telecom Services Central Fund	98,099	13,743	20,731	97,053	0.1%
Fidelity Utilities Central Fund	130,473	19,029	30,220	122,189	0.1%
Total	$ 3,129,083	$ 787,552	$ 823,696	$ 3,491,122
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The information in the following table is based on the combined investment of the Fund and its pro-rata share of the investments of Fidelity's Equity Sector Central Funds.
Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	85.7%
Switzerland	1.8%
China	1.4%
Ireland	1.2%
Cayman Islands	1.1%
United Kingdom	1.0%
Others (Individually Less Than 1%)	7.8%
100.0%
Income Tax Information
At September 30, 2009, the fund had a capital loss carryforward of approximately $860,845 all of which will expire on September 30, 2017.
The fund intends to elect to defer to its fiscal year ending September 30, 2010 approximately $713,407 of losses recognized during the period November 1, 2008 to September 30, 2009.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	March 31, 2010 (Unaudited)

Assets
Investment in securities, at value (cost $3,718,361) - See accompanying schedule		$ 3,491,122
Cash		23
Receivable for investments sold		121,523
Prepaid expenses		5
Receivable from investment adviser for expense reductions		2,578
Other receivables		98
Total assets		3,615,349

Liabilities
Payable for investments purchased	$ 6
Payable for fund shares redeemed	120,120
Accrued management fee	1,655
Other affiliated payables	495
Other payables and accrued expenses	18,994
Total liabilities		141,270

Net Assets		$ 3,474,079
Net Assets consist of:
Paid in capital		$ 4,353,032
Undistributed net investment income		1,207
Accumulated undistributed net realized gain (loss) on investments		(652,921)
Net unrealized appreciation (depreciation) on investments		(227,239)
Net Assets, for 385,595 shares outstanding		$ 3,474,079
Net Asset Value, offering price and redemption price per share ($3,474,079 ÷ 385,595 shares)		$ 9.01

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Operations

Six months ended March 31, 2010 (Unaudited)

Investment Income
Income from Fidelity Central Funds		$ 19,173
Interest		5
Total income		19,178

Expenses
Management fee	$ 9,183
Transfer agent fees	2,521
Accounting fees and expenses	639
Custodian fees and expenses	5,429
Independent trustees' compensation	5
Audit	20,205
Legal	10
Miscellaneous	123
Total expenses before reductions	38,115
Expense reductions	(22,092)	16,023
Net investment income (loss)		3,155
Realized and Unrealized Gain (Loss) Fidelity Central Funds		38,122
Change in net unrealized appreciation (depreciation) on investment securities		360,056
Net gain (loss)		398,178
Net increase (decrease) in net assets resulting from operations		$ 401,333

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Six months ended March 31, 2010 (Unaudited)	Year ended September 30, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 3,155	$ 25,104
Net realized gain (loss)	38,122	(640,016)
Change in net unrealized appreciation (depreciation)	360,056	432,536
Net increase (decrease) in net assets resulting from operations	401,333	(182,376)
Distributions to shareholders from net investment income	(13,805)	(17,086)
Distributions to shareholders from net realized gain	(3,944)	-
Total distributions	(17,749)	(17,086)
Share transactions Proceeds from sales of shares	680,225	1,515,127
Reinvestment of distributions	17,749	17,086
Cost of shares redeemed	(737,266)	(2,336,625)
Net increase (decrease) in net assets resulting from share transactions	(39,292)	(804,412)
Total increase (decrease) in net assets	344,292	(1,003,874)

Net Assets
Beginning of period	3,129,787	4,133,661
End of period (including undistributed net investment income of $1,207 and undistributed net investment income of $11,857, respectively)	$ 3,474,079	$ 3,129,787
Other Information Shares
Sold	80,436	243,207
Issued in reinvestment of distributions	2,131	2,941
Redeemed	(86,441)	(382,139)
Net increase (decrease)	(3,874)	(135,991)

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights

	Six months ended March 31, 2010	Years ended September 30,
	(Unaudited)	2009	2008	2007 F
Selected Per-Share Data
Net asset value, beginning of period	$ 8.04	$ 7.87	$ 10.74	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.01	.05	.07	.01
Net realized and unrealized gain (loss)	1.01	.16 E	(2.91)	.73
Total from investment operations	1.02	.21	(2.84)	.74
Distributions from net investment income	(.04)	(.04)	(.03)	-
Distributions from net realized gain	(.01)	-	-	-
Total distributions	(.05)	(.04)	(.03)	-
Net asset value, end of period	$ 9.01	$ 8.04	$ 7.87	$ 10.74
Total Return B, C	12.67%	2.78%	(26.51)%	7.40%
Ratios to Average Net Assets G, H
Expenses before reductions	2.32% A	2.64%	2.35%	11.66% A
Expenses net of fee waivers, if any	1.00% A	1.00%	1.00%	1.00% A
Expenses net of all reductions	.97% A	.99%	.99%	1.00% A
Net investment income (loss)	.19% A	.86%	.76%	1.10% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,474	$ 3,130	$ 4,134	$ 1,618
Portfolio turnover rate I	49% A	54%	21%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

F For the period August 21, 2007 (commencement of operations) to September 30, 2007.

G Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

H Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

I Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended March 31, 2010 (Unaudited)

1. Organization.

Fidelity Series Broad Market Opportunities Fund (the Fund) is a fund of Fidelity Charles Street Trust (the trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund may invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on their investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the Fund. These strategies are consistent with the investment objectives of the Fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the Fund. The following summarizes the Fund's investment in each Fidelity Central Fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices
Fidelity Equity Sector Central Funds	FMR Co., Inc. (FMRC)	Each fund seeks capital appreciation by investing primarily in common stocks, with a concentration in a particular industry.	Foreign Securities Loans & Direct Debt Instruments Repurchase Agreements

An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of any securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com. A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the SEC's web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which contain the significant accounting policies (including security valuation policies) of those funds, are available on the SEC's web site or upon request.

Semiannual Report

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among each Fund in the trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses of the Fidelity Central Funds. Although not included in the Fund's expenses, the Fund indirectly bears its proportionate share of the Fidelity Central Funds' expenses through the impact of these expenses on each Fidelity Central Fund's net asset value.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company by distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A Fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to partnerships (including allocations from Fidelity Central Funds), capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 454,795
Gross unrealized depreciation	-
Net unrealized appreciation (depreciation)	$ 454,795

Tax cost	$ 3,036,327

4. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares aggregated $787,552 and $823,696, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and a group fee rate that averaged .26% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .56% of the Fund's average net assets.

Semiannual Report

5. Fees and Other Transactions with Affiliates - continued

Management Fee - continued

FMR pays a portion of the management fees received from the Fund to the Fidelity Central Funds' investment advisers, who are also affiliates, for managing the assets of the Fidelity Central Funds.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .15% of average net assets.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit) to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $9 and is reflected in Miscellaneous Expense on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded 1.00% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $21,667.

Many of the brokers with whom FMR places trades on behalf of the Fund and the Equity Sector Central Funds provided services in addition to trade execution. These services included payments of certain expenses on behalf of the Fund totaling $417 for the period. In addition, through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $8.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period mutual funds managed by FMR or an FMR affiliate were the owners of record of all the outstanding shares of the Fund.

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research (U.K.) Inc.

Fidelity Research & Analysis Company

FIL Investments (Japan) Limited

FIL Investment Advisors

FIL Investment Advisors
(U.K.) Ltd.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research (Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

BMO-SANN-0510
1.848240.102

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Charles Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	June 1, 2010
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 1, 2010